                                                               File No. 2-91214*
                                                                       811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933**                    /X/
      Pre-Effective Amendment No.                                            / /
      Post-Effective Amendment No. 31                                        /X/



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
      Amendment No. 33                                                       /X/

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B


                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100


                     (Name and Address of Agent for Service)
       Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410 East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      ---

       X      on August 1, 2002 pursuant to paragraph (b)
      ---

              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:


      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36591, 2-73471, 2-68456 and 2-78653.

** Certain contracts filed pursuant to Files No. 2-73471 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is undeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.



                        OHIO NATIONAL VARIABLE ACCOUNT B


N-4 Item                   Caption in Prospectus
--------                   ---------------------

   1                       Cover Page

   2                       Glossary of Special Terms

   3                       Not applicable

   4                       Accumulation Unit Values

   5                       The Ohio National Companies

   6                       Deductions and Expenses

   7                       Description of Variable Annuity Contracts

   8                       Annuity Period

   9                       Death Benefit

   10                      Accumulation Period

   11                      Surrender and Partial Withdrawal

   12                      Federal Tax Status

   13                      Not applicable

   14                      Table of Contents

                           Caption in Statement of Additional Information
                           ----------------------------------------------

   15                      Cover Page

   16                      Table of Contents

   17                      Not applicable

   18                      Custodian
                           Independent Certified Public Accountants

   19                      See Prospectus (Distribution of Variable Annuity
                           Contracts)

   20                      Underwriter

   21                      Calculation of Money Market Subaccount Yield

                           Total Return

   22                      See Prospectus (Annuity Period)

   23                      Financial Statements

                           Caption in Part C
                           -----------------

   24                      Financial Statements and Exhibits

   25                      Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                      Number of Contractowners

   28                      Indemnification

   29                      Principal Underwriter

   30                      Location of Accounts and Records

   31                      Not applicable

   32                      Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $25. You may make additional payments at any time. We may limit your total purchase payments to $1,500,000.


You may direct the allocation of your purchase payments to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., PIMCO Variable Insurance Trust, Strong Variable Insurance Funds, Inc. and Variable Insurance Products Fund (Fidelity). See page 3 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge equal to 7 3/4% of your total purchase payments made during the 96 months immediately preceding the withdrawal, or 7 3/4% of the amount withdrawn, if less. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                 AUGUST 1, 2002


FORM V-4820

                               TABLE OF CONTENTS


Available Funds..........................      3
Fee Table................................      4
Accumulation Unit Values.................     10
  Financial Statements...................     16
Ohio National............................     16
  Ohio National Life.....................     16
  Ohio National Variable Accounts A and
     B...................................     17
  The Funds..............................     17
  Mixed and Shared Funding...............     17
  Voting Rights..........................     18
Distribution of Variable Annuity
  Contracts..............................     18
Deductions and Expenses..................     18
  Surrender Charge.......................     18
  Contract Administration Charge.........     19
  Deduction for Administrative
     Expenses............................     19
  Deduction for Risk Undertakings........     19
  Transfer Fee...........................     19
  Deduction for State Premium Tax........     19
  Fund Expenses..........................     20
Description of Variable Annuity
  Contracts..............................     20
  Free Look..............................     20
Accumulation Period......................     20
  Purchase Payments......................     20
  When We May Terminate Your Contract....     20
  Accumulation Units.....................     20
  Crediting Accumulation Units...........     20
  Allocation of Purchase Payments........     21
  Accumulation Unit Value and Contract
     Value...............................     21
  Net Investment Factor..................     21
  Surrender and Withdrawal...............     21
  Transfers among Subaccounts............     22
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     22
  Electronic Access......................     23
  Death Benefit..........................     23
  Guaranteed Account.....................     23
  Ohio National Life Employee Discount...     24
Annuity Period...........................     24
  Annuity Payout Date....................     24
  Annuity Options........................     24
  Determination of Amount of the First
     Variable Annuity Payment............     25
  Annuity Units and Variable Payments....     25
  Transfers during Annuity Payout........     26
Other Contract Provisions................     26
  Assignment.............................     26
  Reports and Confirmations..............     26
  Substitution for Fund Shares...........     26
  Contract Owner Inquiries...............     26
  Performance Data.......................     27
Federal Tax Status.......................     27
  Tax-Deferred Annuities.................     28
  Qualified Pension or Profit-Sharing
     Plans...............................     29
  Withholding on Distribution............     29
  Individual Retirement Annuities
     (IRAs)..............................     29
Prior Contracts..........................     30
  Annual Payment Variable Annuity........     30
  Variable Interest Annuity..............     30
  Flexible Payment Combination Annuity...     30
  Multiple Funded Combination Annuity....     30
  Investar Vision/Top Spectrum Flexible
     Payment Variable Annuity............     31
Accumulation Unit Values for Prior
  Contracts..............................     31
IRA Disclosure Statement.................     41
  Free Look Period.......................     41
  Eligibility Requirements...............     41
  Contributions and Deductions...........     41
  IRA for Non-working Spouse.............     42
  Rollover Contribution..................     43
  Premature Distributions................     43
  Distribution at Retirement.............     43
  Inadequate Distributions -- 50% Tax....     43
  Death Benefits.........................     44
  Roth IRAs..............................     44
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     44
  Reporting to the IRS...................     45
Illustration of IRA Fixed
  Accumulations..........................     45
Statement of Additional Information
  Contents...............................     46


FORM V-4820

                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                            ADVISER (SUBADVISER)
Equity Portfolio                                    (Legg Mason Funds Management)
Money Market Portfolio                              Ohio National Investments, Inc.
Bond Portfolio                                      Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)           (Suffolk Capital Management, LLC)
International Portfolio                             (Federated Global Investment Management Corp.)
International Small Company Portfolio               (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                      (Jennison Associates LLC)
Discovery (formerly called Small Cap)               (Founders Asset Management LLC)
Portfolio                                           (Janus Capital Management LLC)
Aggressive Growth Portfolio                         (Pilgrim Baxter & Associates, Ltd.)
Core Growth Portfolio                               (RS Investment Management Co. LLC)
Growth & Income Portfolio                           (RS Investment Management Co. LLC)
Capital Growth Portfolio                            Ohio National Investments, Inc.
S&P 500 Index Portfolio                             Ohio National Investments, Inc.
Social Awareness Portfolio                          (Federated Investment Counseling)
High Income Bond Portfolio                          (Federated Investment Counseling)
Equity Income Portfolio                             (Federated Investment Counseling)
Blue Chip Portfolio                                 Ohio National Investments, Inc.
Nasdaq-100 Index Portfolio                          (Suffolk Capital Management, LLC)
Bristol Portfolio (large cap stocks)                (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)


THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios                    (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                     (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund                 Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund                   Goldman Sachs Asset Management
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                    Janus Capital Management LLC
Worldwide Growth Portfolio                          Janus Capital Management LLC
Balanced Portfolio                                  Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio                 Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio                 J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                                 Lazard Asset Management
Emerging Markets Portfolio                          Lazard Asset Management
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series                   Massachusetts Financial Services Company
MFS Mid Cap Growth Series                           Massachusetts Financial Services Company
MFS New Discovery Series                            Massachusetts Financial Services Company
MFS Total Return Series                             Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications Portfolio          Pilgrim Baxter & Associates, Ltd.
PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio                               Pacific Investment Management Company LLC
Total Return Portfolio                              Pacific Investment Management Company LLC
Global Bond Portfolio                               Pacific Investment Management Company LLC
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                       Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                        Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value fund)          Fidelity Management & Research Company
VIP Mid Cap Portfolio                               Fidelity Management & Research Company
VIP Growth Portfolio                                Fidelity Management & Research Company


FORM V-4820

                                   FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES
----------------------------------
Deferred Sales Load (this "surrender charge"
is a percentage of lesser of payments made in
the prior 8 yrs., or amount surrendered)        7.75%
(Thereafter)                                       0%
Exchange (transfer) Fee                           $3   (currently no charge for the first 4 transfers per year)
Annual Contract Fee                              $30
VAA AND VAB ANNUAL EXPENSES (as a percentage
of average variable account value)
Mortality and Expense Risk Fees***              0.85%
Administrative Expenses                         0.25%
                                               -----
Total VAA and VAB Annual Expenses               1.10%

*** The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. We agree that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

FUND ANNUAL EXPENSES (as a percentage of the Fund's average net assets)

                                                                              TOTAL FUND
                                                                               EXPENSES       TOTAL       TOTAL FUND
                                                                               WITHOUT       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                          0.30%         0.00%        0.12%        0.42%        0.04%          0.38%
  Equity                                 0.80%         0.00%        0.13%        0.93%        0.00%          0.93%
  Bond                                   0.62%         0.00%        0.13%        0.75%        0.00%          0.75%
  Omni                                   0.58%         0.00%        0.18%        0.76%        0.00%          0.76%
  S&P 500 Index                          0.37%         0.00%        0.15%        0.52%        0.00%          0.52%
  International*                         0.88%         0.00%        0.37%        1.25%        0.05%          1.20%
  International Small Company            0.98%         0.00%        0.81%        1.79%        0.00%          1.79%
  Capital Appreciation                   0.80%         0.00%        0.13%        0.93%        0.00%          0.93%
  Discovery                              0.79%         0.00%        0.17%        0.96%        0.00%          0.96%
  Aggressive Growth                      0.78%         0.00%        0.26%        1.04%        0.00%          1.04%
  Core Growth                            0.90%         0.00%        0.28%        1.18%        0.00%          1.18%
  Growth & Income                        0.85%         0.00%        0.15%        1.00%        0.00%          1.00%
  Capital Growth                         0.89%         0.00%        0.17%        1.06%        0.00%          1.06%
  Social Awareness                       0.59%         0.00%        0.72%        1.31%        0.00%          1.31%
  High Income Bond                       0.75%         0.00%        0.40%        1.15%        0.00%          1.15%
  Equity Income                          0.75%         0.00%        0.28%        1.03%        0.00%          1.03%
  Blue Chip                              0.90%         0.00%        0.30%        1.20%        0.00%          1.20%
  Nasdaq-100 Index*                      0.75%         0.00%        0.30%        1.05%        0.30%          0.75%
  Bristol                                0.80%         0.00%        0.40%**      1.20%**      0.00%        1.20%**
  Bryton Growth                          0.85%         0.00%        0.45%**      1.30%**      0.00%        1.30%**
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                         0.60%         0.00%        2.04%        2.64%        1.04%          1.60%
  Dow Target 5*                          0.60%         0.00%        3.80%        4.40%        2.80%          1.60%

FORM V-4820

                                                                              TOTAL FUND
                                                                               EXPENSES       TOTAL       TOTAL FUND
                                                                               WITHOUT       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
  Goldman Sachs Growth and Income*       0.75%         0.00%        0.42%        1.17%        0.17%          1.00%
  Goldman Sachs CORE U.S. Equity*        0.70%         0.00%        0.12%        0.82%        0.01%          0.81%
  Goldman Sachs Capital Growth*          0.75%         0.00%        0.94%        1.69%        0.69%          1.00%
JANUS ASPEN SERIES (SERVICE
  SHARES):
  Growth                                 0.65%         0.25%        0.01%        0.91%        0.00%          0.91%
  Worldwide Growth                       0.65%         0.25%        0.04%        0.94%        0.00%          0.94%
  Balanced                               0.65%         0.25%        0.01%        0.91%        0.00%          0.91%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*             0.70%         0.00%        9.92%       10.62%        9.62%          1.00%
  J.P. Morgan Small Company              0.60%         0.00%        0.55%        1.15%        0.00%          1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                             0.75%         0.25%        0.67%        1.67%        0.42%          1.25%
  Emerging Markets*                      1.00%         0.25%        2.96%        4.21%        2.61%          1.60%
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock             0.75%         0.25%        0.17%        1.17%        0.00%          1.17%
  MFS Mid Cap Growth*                    0.75%         0.25%        0.20%        1.20%        0.05%          1.15%
  MFS New Discovery*                     0.90%         0.25%        0.19%        1.34%        0.03%          1.31%
  MFS Total Return                       0.75%         0.25%        0.14%        1.14%        0.00%          1.14%
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications       0.85%         0.00%        0.20%        1.05%        0.00%          1.05%
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                            0.25%         0.15%        0.27%        0.67%        0.01%          0.66%
  Total Return                           0.25%         0.15%        0.26%        0.66%        0.01%          0.65%
  Global Bond                            0.25%         0.15%        0.78%        1.18%        0.28%          0.90%
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*              0.75%         0.00%        0.65%        1.40%        0.20%          1.20%
  Strong Opportunity II*                 0.75%         0.00%        0.65%        1.40%        0.30%          1.10%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                         0.58%         0.25%        0.11%        0.94%        0.00%          0.94%
  VIP Mid Cap                            0.58%         0.25%        0.11%        0.94%        0.00%          0.94%
  VIP Growth                             0.58%         0.25%        0.10%        0.93%        0.00%          0.93%


 * The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The investment advisers could reduce or eliminate these waivers or reimbursements at any time.

** Estimated expenses.

EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $ 94   $126    $165    $192
  Equity                                                       99    140     192     246

FORM V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
  Bond                                                       $ 97   $135    $183    $227
  Omni                                                         97    135     183     228
  S&P 500 Index                                                95    128     171     203
  International*                                              102    148     205     273
  International Small Company                                 108    165     233     331
  Capital Appreciation                                         99    140     192     246
  Discovery                                                    99    141     193     249
  Aggressive Growth                                           100    144     197     257
  Core Growth                                                 102    148     204     271
  Social Awareness                                            100    142     195     253
  Growth & Income                                             100    144     198     259
  Capital Growth                                              103    151     210     284
  High Income Bond                                            101    147     203     268
  Equity Income                                               100    143     197     256
  Blue Chip                                                   102    148     205     273
  Nasdaq-100 Index*                                           100    144     198     258
  Bristol**                                                   102    148      --      --
  Bryton Growth**                                             103    151      --      --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                              106    160     224     312
  Dow Target 5*                                               106    160     224     312
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            100    142     195     253
  Goldman Sachs CORE U.S. Equity*                              98    137     186     233
  Goldman Sachs Capital Growth*                               100    142     195     253
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                       99    140     191     244
  Worldwide Growth                                             99    141     192     247
  Balanced                                                     99    140     191     244
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                  100    142     195     253
  J.P. Morgan Small Company                                   101    147     203     268
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  102    150     208     278
  Emerging Markets*                                           106    160     224     312
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                  101    147     204     270
  MFS Mid Cap Growth*                                         101    147     203     268
  MFS New Discovery*                                          103    151     210     284
  MFS Total Return                                            101    146     202     267
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                            100    144     198     258
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                  96    133     178     218
  Total Return                                                 96    132     177     217
  Global Bond                                                  99    140     190     243
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                   102    148     205     273
  Strong Opportunity II*                                      101    145     200     263


FORM V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                             $ 99   $141    $192    $247
  VIP Mid Cap                                                  99    141     192     247
  VIP Growth                                                   99    140     192     246

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $16     $51    $ 88    $192
  Equity                                                      22      67     114     246
  Bond                                                        20      61     105     227
  Omni                                                        20      61     106     228
  S&P 500 Index                                               17      54      93     203
  International*                                              24      75     101     273
  International Small Company                                 30      92     157     331
  Capital Appreciation                                        22      67     114     246
  Discovery                                                   22      68     116     249
  Aggressive Growth                                           23      70     120     257
  Core Growth                                                 24      74     127     271
  Social Awareness                                            22      69     118     253
  Growth & Income                                             23      71     121     259
  Capital Growth                                              25      78     133     284
  High Income Bond                                            24      73     125     268
  Equity Income                                               23      70     119     256
  Blue Chip                                                   24      75     128     273
  Nasdaq-100 Index*                                           23      70     120     258
  Bristol**                                                   24      75      --      --
  Bryton Growth**                                             25      78      --      --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                              28      87     148     312
  Dow Target 5*                                               28      87     148     312
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            22      69     118     253
  Goldman Sachs CORE U.S. Equity*                             20      63     108     233
  Goldman Sachs Capital Growth*                               22      69      93     253
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                      21      66     113     244
  Worldwide Growth                                            22      67     115     247
  Balanced                                                    21      66     113     244
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                  22      69     118     253
  J.P. Morgan Small Company                                   24      73     125     268
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  25      76     130     278
  Emerging Markets*                                           28      87     148     312

FORM V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                 $24     $74    $126    $270
  MFS Mid Cap Growth*                                         24      73     125     268
  MFS New Discovery*                                          25      78     133     284
  MFS Total Return                                            24      73     125     267
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                            23      70     120     258
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                 19      58     100     218
  Total Return                                                19      58     100     217
  Global Bond                                                 21      66     113     243
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                   24      75     128     273
  Strong Opportunity II*                                      23      72     123     263
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                              22      67     115     247
  VIP Mid Cap                                                 22      67     115     247
  VIP Growth                                                  22      67     114     246


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 94   $127    $168    $197
  International                                               102    150     208     278
  Nasdaq-100 Index                                            103    152     212     288
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                               116    189     271     407
  Dow Target 5                                                133    235     344     543
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                             101    147     204     270
  Goldman Sachs CORE U.S. Equity                               98    137     186     234
  Goldman Sachs Capital Growth                                107    162     228     321
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                   192    380     551     848
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   106    162     227     319
  Emerging Markets                                            131    230     336     530
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                          102    148     205     273
  MFS New Discovery                                           103    152     212     287

FORM V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                $ 96   $133    $178    $219
  Total Return                                                 96    133     178     218
  Global Bond                                                 102    148     204     271
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                    104    154     215     293
  Strong Opportunity II                                       104    154     215     293


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 17   $ 53    $ 91    $197
  International                                                25     76     130     278
  Nasdaq-100 Index                                             26     79     135     288
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                39    117     197     407
  Dow Target 5                                                 56    166     276     543
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              24     74     126     270
  Goldman Sachs CORE U.S. Equity                               20     63     109     234
  Goldman Sachs Capital Growth                                 29     89     152     321
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                   114    320     498     848
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    29     89     120     319
  Emerging Markets                                             54    161     268     530
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                           24     75     128     273
  MFS New Discovery                                            26     79     135     287
PIMCO VARIABLE INSURANCE TRUST:
  Real Return                                                  19     59     101     219
  Total Return                                                 19     58     100     218
  Global Bond                                                  24     74     127     271
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                     26     81     138     293
  Strong Opportunity II                                        26     81     138     293


The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

FORM V-4820

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on September 10, 1984. Since then, the following changes have been made to available Funds:


April 30, 1993        Ohio National Fund International portfolio was added

May 1, 1994           Ohio National Fund Capital Appreciation and Discovery
                      portfolios were added
March 31, 1995        Ohio National Fund International Small Company and
                      Aggressive Growth portfolios were added

January 3, 1997       Ohio National Fund S&P 500 Index, Core Growth, Growth &
                      Income and Social Awareness portfolios were added

November 1, 1999      Ohio National Fund Capital Growth, High Income Bond, Equity
                      Income and Blue Chip portfolios, the Dow Target Variable
                      Funds, the Goldman Sachs Variable Insurance Trust funds, the
                      Janus Aspen (Institutional Shares) portfolios, the Lazard
                      Retirement Series portfolios, the Strong Variable Insurance
                      Funds and the Van Kampen (formerly called Morgan Stanley)
                      Universal Institutional Funds U.S. Real Estate portfolio
                      were added

May 1, 2000           Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen
                      Series Service Shares portfolios, PBHG Technology &
                      Communications portfolio and Variable Insurance Products
                      (Fidelity) portfolios were added

May 1, 2000           Janus Aspen Series Institutional Shares portfolios and Van
                      Kampen Universal Institutional Funds U.S. Real Estate
                      portfolio were no longer available in new contracts

May 1, 2001           Strong Multi Cap Value Fund II (formerly called Strong
                      Schafer Value Fund II) was no longer available in new
                      contracts

November 1, 2001      J.P. Morgan Series Trust portfolios and MFS Variable
                      Insurance Trust funds were added

May 1, 2002           Ohio National Fund Bristol and Bryton Growth portfolios were added

August 1, 2002        PIMCO Variable Insurance Trust portfolios were added


Values for series of contracts that we no longer issue are listed on pages 30 to 40.

OHIO NATIONAL FUND, INC.:

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAA Equity                                1992            $25.12            $26.72          1,048,285
                                          1993             26.72             30.15          1,181,609
                                          1994             30.15             29.90          1,288,052
                                          1995             29.90             37.62          1,394,001
                                          1996             37.62             44.03          1,505,499
                                          1997             44.03             51.47          1,554,930
                                          1998             51.47             53.82          1,469,467
                                          1999             53.82             63.81          1,219,724
                                          2000             63.81             58.92          1,047,847
                                          2001             58.92             53.36            987,197

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAB Equity                                1992            $25.72            $27.36            388,812
                                          1993             27.36             30.88            499,176
                                          1994             30.88             30.62            561,394
                                          1995             30.62             38.52            622,321
                                          1996             38.52             45.09            680,118
                                          1997             45.09             52.70            695,574
                                          1998             52.70             55.14            670,584
                                          1999             55.14             65.34            566,619
                                          2000             65.34             60.34            485,303
                                          2001             60.34             54.65            430,401
VAA Money Market                          1992             15.17             15.48             42,940
                                          1993             15.48             15.73             50,340
                                          1994             15.73             16.18             69,638
                                          1995             16.18             16.90            130,218
                                          1996             16.90             17.58            175,232
                                          1997             17.58             18.33            122,725
                                          1998             18.33             19.10            133,824
                                          1999             19.10             19.85            241,774
                                          2000             19.85             20.88            144,673
                                          2001             20.88             21.43            238,064
VAB Money Market                          1992             15.30             15.61             15,107
                                          1993             15.61             15.87             10,933
                                          1994             15.87             16.32             43,614
                                          1995             16.32             17.05             43,415
                                          1996             17.05             17.73             83,494
                                          1997             17.73             18.48             80,528
                                          1998             18.48             19.27             54,060
                                          1999             19.27             20.02            129,935
                                          2000             20.02             21.05             54,882
                                          2001             21.05             21.62            143,776
VAA Bond                                  1992             18.79             19.99             83,991
                                          1993             19.99             21.89            118,872
                                          1994             21.89             20.82            118,724
                                          1995             20.82             24.48            130,720
                                          1996             24.48             25.11            139,016
                                          1997             25.11             27.14            128,523
                                          1998             27.14             28.25            136,752
                                          1999             28.25             28.10            115,712
                                          2000             28.10             29.43             91,351
                                          2001             29.43             31.56            118,879
VAB Bond                                  1992             17.39             18.50             39,037
                                          1993             18.50             20.25             79,658
                                          1994             20.25             19.26             84,726
                                          1995             19.26             22.65             94,683
                                          1996             22.65             23.24            100,642
                                          1997             23.24             25.12            103,698
                                          1998             25.12             26.14            122,870
                                          1999             26.14             26.01             96,317
                                          2000             26.01             27.23             74,174
                                          2001             27.23             29.20             98,552

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAA Omni                                  1992            $20.48            $22.00            853,840
                                          1993             22.00             24.56          1,156,731
                                          1994             24.56             24.16          1,248,250
                                          1995             24.16             29.34          1,272,672
                                          1996             29.34             33.53          1,384,658
                                          1997             33.53             39.18          1,431,184
                                          1998             39.18             40.51          1,380,277
                                          1999             40.51             44.62          1,081,115
                                          2000             44.62             37.58            866,823
                                          2001             37.58             32.31            716,682
VAB Omni                                  1992             20.37             21.88            396,691
                                          1993             21.88             24.42            607,420
                                          1994             24.42             24.03            658,067
                                          1995             24.03             29.18            646,847
                                          1996             29.18             33.35            703,470
                                          1997             33.35             38.97            744,774
                                          1998             38.97             40.29            724,292
                                          1999             40.29             44.38            576,927
                                          2000             44.38             37.38            461,399
                                          2001             37.38             32.14            359,975

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
S&P 500 Index                             1997            $10.00            $13.03          152,864       103,761
                                          1998             13.03             16.76          684,474       342,016
                                          1999             16.76             20.82        1,516,466       626,757
                                          2000             20.82             18.61        1,352,791       572,518
                                          2001             18.61             15.95        1,203,210       485,469
International                             1993             10.00             12.40          387,372       269,335
                                          1994             12.40             13.26        1,626,139       909,768
                                          1995             13.26             14.70        1,803,630       909,290
                                          1996             14.70             16.65        2,157,623     1,186,643
                                          1997             16.65             16.82        2,305,256     1,230,232
                                          1998             16.82             17.28        1,878,181     1,021,072
                                          1999             17.28             28.61        1,299,713       755,373
                                          2000             28.61             22.02        1,190,355       680,017
                                          2001             22.02             15.34        1,077,389       577,856
International Small Company               1995             10.00             10.13            3,870        10,852
                                          1996             10.13             11.23           68,964        60,596
                                          1997             11.23             12.40          115,590       106,262
                                          1998             12.40             12.70          113,662       111,352
                                          1999             12.70             26.19          157,347       119,756
                                          2000             26.19             18.06          174,381       124,693
                                          2001             18.06             12.63          148,637       109,586
Capital Appreciation                      1995             10.00             11.37          126,633       130,970
                                          1996             11.37             13.02          379,717       312,799
                                          1997             13.02             14.83          550,059       372,993
                                          1998             14.83             15.54          606,078       366,130
                                          1999             15.54             16.36          536,419       332,204
                                          2000             16.36             21.28          438,550       310,191
                                          2001             21.28             23.09          506,990       311,695

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Discovery                                 1995            $10.00            $12.20          154,063        15,532
                                          1996             12.20             14.21          454,045       147,557
                                          1997             14.21             15.24          649,957       212,467
                                          1998             15.24             16.67          665,332       236,231
                                          1999             16.67             34.04          776,055       286,164
                                          2000             34.04             29.89          755,719       286,083
                                          2001             29.89             24.14          679,746       243,056
Aggressive Growth                         1995             10.00             10.50            9,491         9,448
                                          1996             10.50             10.46          107,442        68,715
                                          1997             10.46             11.65          178,651       109,334
                                          1998             11.65             12.42          200,721       104,679
                                          1999             12.42             13.00          191,692        87,207
                                          2000             13.00              9.34          241,489       101,866
                                          2001              9.34              6.30          220,085        93,890
Core Growth                               1997             10.00              9.59          146,611        89,830
                                          1998              9.59             10.32          138,652        97,692
                                          1999             10.32             20.92          202,849       139,073
                                          2000             20.92             17.20          251,363       177,009
                                          2001             17.20             10.29          201,045       133,771
Growth & Income                           1997             10.00             13.51          146,772       144,903
                                          1998             13.51             14.31          467,063       270,510
                                          1999             14.31             22.96          756,197       376,028
                                          2000             22.96             20.83          737,706       356,052
                                          2001             20.83             17.93          694,773       321,519
Social Awareness                          1997             10.00             12.43           22,600        25,632
                                          1998             12.43              9.54           49,169        35,228
                                          1999              9.54             11.10           25,584        15,892
                                          2000             11.10              9.58           21,518        12,368
                                          2001              9.58              7.60           21,057        10,595
Capital Growth                            1999             10.00             14.20           14,665        10,147
                                          2000             14.20             10.39          190,727        82,911
                                          2001             10.39              8.78          153,164        56,617
High Income Bond                          1999             10.00             10.29            1,173         1,233
                                          2000             10.29              9.45            2,313           473
                                          2001              9.45              9.75           20,599         4,375
Equity Income                             1999             10.00             10.91            1,550           287
                                          2000             10.91              9.45            9,063         1,375
                                          2001              9.45              8.24           11,904         4,026
Blue Chip                                 2000             10.00             10.36           10,270        19,912
                                          2001             10.36              9.81           42,464        27,256
Nasdaq-100 Index                          2000             10.00              6.05           47,476        17,683
                                          2001              6.05              4.03           69,922        40,975
DOW TARGET VARIABLE FUND LLC:
Dow Target 10, January                    2000             10.00             10.24              219             0
                                          2001             10.24              9.77              264             0
Dow Target 10, February                   2000             10.00             11.21            1,302             0
                                          2001             11.21             10.60            1,216             0
Dow Target 10, March                      2000             10.00             12.26              214             0
                                          2001             12.26             11.52              285             0

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Dow Target 10, May                        2000            $10.00            $11.54                8             0
                                          2001             11.54             11.24                8             0
Dow Target 10, June                       2001             10.75             10.49               70             0
Dow Target 10, July                       2000             10.00             11.64                3             0
                                          2001             11.64             11.12              166             0
Dow Target 10, August                     2000             10.00             11.04               62             0
                                          2001             11.04             10.58              137             0
Dow Target 10, September                  2000             10.00             10.53                2             0
                                          2001             10.53             10.00            2,071             0
Dow Target 10, October                    2000             10.00             11.64               56             0
                                          2001             11.64             11.33              620             0
Dow Target 10, November                   1999             10.00             10.09            2,102             1
                                          2000             10.09              9.44            2,104             0
                                          2001              9.44              9.22            2,651         2,530
Dow Target 10, December                   1999             10.00             10.01                7             0
                                          2000             10.01              9.86               62             0
                                          2001              9.86              9.67               61             0
Dow Target 5, January                     2000             10.00             11.19               11           997
                                          2001             11.19             10.71               16
Dow Target 5, February                    2000             10.00             12.07                0           107
                                          2001             12.07             11.77                0           189
Dow Target 5, March                       2001             13.53             12.77                9            10
Dow Target 5, April                       2000             10.00             12.35                0            27
                                          2001             12.35             10.92              364           154
Dow Target 5, May                         2000             10.00             12.80                0           103
                                          2001             12.80             11.49                0           110
Dow Target 5, June                        2000             10.00             11.66                0             5
                                          2001             11.66             10.56                4            13
Dow Target 5, July                        2000             10.00             11.76                0             5
                                          2001             11.76             11.02                4            13
Dow Target 5, August                      2000             10.00             11.79               58           103
                                          2001             11.79             11.88              424           205
Dow Target 5, September                   2000             10.00             11.62                0             5
                                          2001             11.62             11.77              236            13
Dow Target 5, October                     2000             10.00             12.44                7             5
                                          2001             12.44             12.70               13            13
Dow Target 5, November                    1999             10.00              9.96               60            70
                                          2000              9.96              8.54              112           194
                                          2001              8.54              8.64              112           433
Dow Target 5, December                    1999             10.00             10.01              532             0
                                          2000             10.01             10.60                5             5
                                          2001             10.60             10.93                5            14

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income                           1999            $10.00            $10.50            2,420         1,685
                                          2000             10.50              9.90           18,028         7,957
                                          2001              9.90              8.88           19,256         9,172
CORE U.S. Equity                          1999             10.00             10.92            6,751         6,222
                                          2000             10.92              9.77           15,496         7,309
                                          2001              9.77              8.51           11,782         5,966
Capital Growth                            1999             10.00             11.18            7,407             0
                                          2000             11.18             10.18           17,879         4,319
                                          2001             10.18              8.61           18,972         4,081
JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                    1999             10.00             11.66          140,899        70,201
                                          2000             11.66              9.85          419,996       215,149
                                          2001              9.85              7.33          402,977       175,696
Worldwide Growth                          1999             10.00             13.23           84,104        30,873
                                          2000             13.23             11.03          329,043       185,163
                                          2001             11.03              8.46          307,065       153,709
Balanced                                  1999             10.00             11.03           60,253        47,022
                                          2000             11.03             10.66          270,044       134,438
                                          2001             10.66             10.05          326,327       118,926
JANUS ASPEN SERIES SERVICE SHARES:
Growth                                    2000             10.00              8.09           46,806        24,536
                                          2001              8.09              6.01           62,090        43,180
Worldwide Growth                          2000             10.00              8.00           55,698        13,512
                                          2001              8.00              6.12           73,156        18,962
Balanced                                  2000             10.00              9.74           15,548         4,258
                                          2001              9.74              9.16           45,265        25,268
LAZARD RETIREMENT SERIES, INC.:
Small Cap                                 1999             10.00             10.54              875           698
                                          2000             10.54             12.62            7,263        11,265
                                          2001             12.62             14.80            5,795        34,423
Emerging Markets                          1999             10.00             12.51            7,037           186
                                          2000             12.51              8.90           11,322         3,737
                                          2001              8.90              8.36           12,483         6,276
PBHG INSURANCE SERIES FUND:
Technology & Communications               2000             10.00              5.34           87,810        60,363
                                          2001              5.34              2.52           89,491        42,435

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                  1999            $10.00            $12.92           15,604         6,551
                                          2000             12.92             10.88          136,549        72,369
                                          2001             10.88              7.45          132,257        75,993
Strong Opportunity II                     1999             10.00             11.16            1,268           493
                                          2000             11.16             11.77           28,808         7,605
                                          2001             11.77             11.21           44,704        13,317
Strong Multi Cap Value II                 1999             10.00             10.28              372           559
                                          2000             10.28             10.97           27,544        14,971
                                          2001             10.97             11.30           17,541        19,922
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                            2000             10.00              9.24            3,208         8,703
                                          2001              9.24              8.00           20,366        11,459
VIP Mid Cap                               2000             10.00             11.17           32,053        21,875
                                          2001             11.17             10.66           59,049        52,867
VIP Growth                                2000             10.00              8.47           15,086        23,135
                                          2001              8.47              6.88           29,089        44,546
J.P. MORGAN SERIES TRUST II:
Mid Cap Value                             2001             10.00             10.96            2,675             0
MFS VARIABLE INSURANCE TRUST:
Investors Growth Stock                    2001             10.00             10.71            2,511             0
Mid Cap Growth                            2001             10.00             11.10              425         1,195
New Discovery                             2001             10.00             11.55            3,624             0
Total Return                              2001             10.00             10.26            4,371           349
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
U.S. Real Estate                          1999             10.00             10.15            2,245         5,754
                                          2000             10.15             12.97           34,794        16,383
                                          2001             12.97             14.09           13,869         7,767

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.)

FORM V-4820
with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $9.4 billion and equity of approximately $800 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different

FORM V-4820
types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.75% of purchase payments during the first contract year and 5.5% of purchase payments made after the contract has been in effect for more than a year. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge equals the lesser of:

- 7 3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or

- 7 3/4% of the amount being surrendered or withdrawn.

FORM V-4820

On or after the first contract anniversary, you may withdraw not more than 10% of the contract value (as of the date the partial withdrawal is requested) once each contract year without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge does not apply to surrenders or withdrawals from contracts issued in connection with our executive officers' and directors' voluntary deferred compensation plan. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the initial purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. The charge is not made after annuity payments begin.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West

FORM V-4820

Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your purchase payments must be at least $25. You may make payments at any time. We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

WHEN WE MAY TERMINATE YOUR CONTRACT

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. (See Federal Tax Status.) We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

ACCUMULATION UNITS


Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make each purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant between purchase payments, but their dollar value varies with the investment results of each Fund to which payments are allocated.


CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your first purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

FORM V-4820

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA and VAB at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL


Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn. For example, if a withdrawal of $1,000 is requested, we would pay you $1,000, but if the surrender charge applies the total amount deducted from the accumulation value would be $1,084 (i.e., $1,084 x 7 3/4% = $84). Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. In the case of a surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.


If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

FORM V-4820

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

FORM V-4820

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive written notice of death. The amount of death benefit is the contract value or, if greater, the total purchase payments made less any partial withdrawals.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year

FORM V-4820

(or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.


                                 ANNUITY PERIOD


ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that (except for option 1(e), below) we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

FORM V-4820

Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were

FORM V-4820
increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

FORM V-4820

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

FORM V-4820

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-

FORM V-4820
free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

FORM V-4820

                                PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000              6.3%             2.2%         0.5%        9.0%
Next $15,000               5.5%             2.0%         0.5%        8.0%
Next $25,000               4.8%             1.7%         0.5%        7.0%
Next $50,000               4.0%             1.5%         0.5%        6.0%
Balance over $100,000      3.3%             1.2%         0.5%        5.0%

*Plus 50(cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

MULTIPLE FUNDED COMBINATION ANNUITY

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a

FORM V-4820
guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEAR        PERCENT
    ----        -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                        ANNUAL PAYMENT VARIABLE ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1992            $ 64.51           $ 68.69           45,754
                                 1993              68.69             77.59           43,892
                                 1994              77.59             77.02           40,537
                                 1995              77.02             97.00           36,620
                                 1996              97.00            113.66           35,244
                                 1997             113.66            132.97           29,341
                                 1998             132.97            139.19           26,151
                                 1999             139.19            165.19           22,199
                                 2000             165.19            152.69           19,924
                                 2001             152.69            138.42           17,324

VAB Equity                       1992              68.38             72.81           30,548
                                 1993              72.81             82.25           25,610
                                 1994              82.25             81.64           24,924
                                 1995              81.64            102.82           24,630
                                 1996             102.82            120.48           22,849
                                 1997             120.48            140.95           22,582
                                 1998             140.95            147.55           17,171
                                 1999             147.55            175.11           13,635
                                 2000             175.11            161.85           10,607
                                 2001             161.85            146.73           10,406

FORM V-4820

                           VARIABLE INTEREST ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Money Market                 1992            $22.83            $23.25           49,465
                                 1993             23.25             23.58           36,485
                                 1994             23.58             24.21           30,702
                                 1995             24.21             25.24           23,519
                                 1996             25.24             26.20           19,866
                                 1997             26.20             27.25           17,074
                                 1998             27.25             28.35           15,961
                                 1999             28.35             29.39           13,701
                                 2000             29.39             30.86           13,178
                                 2001             30.86             31.62            5,646

VAB Money Market                 1992             22.83             23.25           44,016
                                 1993             23.25             23.58           35,017
                                 1994             23.58             24.21           30,075
                                 1995             24.21             25.24           29,059
                                 1996             25.24             26.20           28,910
                                 1997             26.20             27.25           27,553
                                 1998             27.25             28.35            8,368
                                 1999             28.35             29.39            6,924
                                 2000             29.39             30.86            6,758
                                 2001             30.86             31.62            6,496

                      FLEXIBLE PAYMENT COMBINATION ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1992            $36.47            $38.79           22,601
                                 1993             38.79             43.78           22,887
                                 1994             43.78             43.41           20,039
                                 1995             43.41             54.62           20,564
                                 1996             54.62             63.93           20,212
                                 1997             63.93             74.73           20,567
                                 1998             74.73             78.14           18,686
                                 1999             78.14             92.65           12,092
                                 2000             92.65             85.55            7,817
                                 2001             85.55             77.48            7,488

VAB Equity                       1992             35.12             37.36            1,864
                                 1993             37.36             42.16            1,849
                                 1994             42.16             41.81            1,833
                                 1995             41.81             52.60            1,095
                                 1996             52.60             61.58            1,109
                                 1997             61.58             71.97            1,121
                                 1998             71.97             75.26            1,141
                                 1999             75.26             89.23              768
                                 2000             89.23             82.40              777
                                 2001             82.40             74.62              787

FORM V-4820

                 MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

OHIO NATIONAL FUND, INC.:

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1992            $29.19            $31.05           195,926
                                 1993             31.05             35.04           189,725
                                 1994             35.04             34.74           183,889
                                 1995             34.74             43.71           185,550
                                 1996             43.71             51.17           183,969
                                 1997             51.17             59.81           172,235
                                 1998             59.81             62.54           150,434
                                 1999             62.54             74.15           131,063
                                 2000             74.15             64.47           102,519
                                 2001             64.47             62.01            92,024

VAB Equity                       1992             30.48             32.42            31,442
                                 1993             32.42             36.59            31,997
                                 1994             36.59             36.28            30,805
                                 1995             36.28             45.65            22,160
                                 1996             45.65             53.44            22,720
                                 1997             53.44             62.46            23,678
                                 1998             62.46             65.32            23,801
                                 1999             65.32             77.44            15,771
                                 2000             77.44             71.51            10,553
                                 2001             71.51             64.76             9,481

VAA Money Market                 1992             17.30             17.61            40,163
                                 1993             17.61             17.87            32,193
                                 1994             17.87             18.34            33,908
                                 1995             18.34             19.12            26,823
                                 1996             19.12             19.85            19,326
                                 1997             19.85             20.65            17,640
                                 1998             20.65             21.48            24,712
                                 1999             21.48             22.27            19,340
                                 2000             22.27             23.38            15,579
                                 2001             23.38             23.96            16,138

VAB Money Market                 1992             17.31             17.63            67,360
                                 1993             17.63             17.88            17,645
                                 1994             17.88             18.36            11,948
                                 1995             18.36             19.14             5,896
                                 1996             19.14             19.87             6,004
                                 1997             19.87             20.67             6,102
                                 1998             20.67             21.50             4,311
                                 1999             21.50             22.29             4,423
                                 2000             22.29             23.40             4,191
                                 2001             23.40             23.98             4,187

FORM V-4820

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Bond                         1992            $20.78            $22.10            40,781
                                 1993             22.10             24.20            33,461
                                 1994             24.20             23.02            32,609
                                 1995             23.02             27.07            30,431
                                 1996             27.07             27.77            26,417
                                 1997             27.77             30.13            19,546
                                 1998             30.13             31.23            18,756
                                 1999             31.23             31.07            18,331
                                 2000             31.07             32.54             8,138
                                 2001             32.54             34.89             8,407

VAB Bond                         1992             20.76             22.09             4,261
                                 1993             22.09             24.18             3,921
                                 1994             24.18             23.00             3,679
                                 1995             23.00             27.05             3,601
                                 1996             27.05             27.75             3,122
                                 1997             27.75             29.99               723
                                 1998             29.99             31.22             2,869
                                 1999             31.22             31.05             2,902
                                 2000             31.05             32.52               712
                                 2001             32.52             34.87               709

VAA Omni                         1992             20.53             22.05           138,165
                                 1993             22.05             24.61           151,630
                                 1994             24.61             24.22           140,851
                                 1995             24.22             29.40           134,309
                                 1996             29.40             33.60           133,427
                                 1997             33.60             39.27           127,406
                                 1998             39.27             40.60           124,948
                                 1999             40.60             44.72           105,792
                                 2000             44.72             37.67            76,394
                                 2001             37.67             32.39            55,327

VAB Omni                         1992             20.50             22.02            48,792
                                 1993             22.02             24.58            53,581
                                 1994             24.58             24.18            52,580
                                 1995             24.18             29.36            53,357
                                 1996             29.36             33.56            53,263
                                 1997             33.56             39.22            52,426
                                 1998             39.22             40.55            24,611
                                 1999             40.55             44.66            20,370
                                 2000             44.66             37.61            18,791
                                 2001             37.61             32.34            17,790

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
International                       1993*           $10.00            $12.40          36,879        1,427
                                    1994             12.40             13.26         103,976       13,999
                                    1995             13.26             14.70         112,362       17,006
                                    1996             14.70             16.65         116,301       18,085
                                    1997             16.65             16.82         100,572       15,613
                                    1998             16.82             17.28          78,452       12,488
                                    1999             17.28             28.61          63,487        8,563
                                    2000             28.61             22.02          45,077        7,754
                                    2001             22.02             15.34          41,535        6,004

FORM V-4820

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
Capital Appreciation                1995*           $10.00            $11.37           8,261          456
                                    1996             11.37             13.02          11,321          786
                                    1997             13.02             14.83          21,166        1,426
                                    1998             14.83             15.54          23,962        5,710
                                    1999             15.54             16.36          28,664        5,710
                                    2000             16.36             21.28          13,446        1,332
                                    2001             21.28             23.09          15,753        1,319

Discovery (formerly called
  Small Cap)                        1995*            10.00             12.20          16,139            0
                                    1996             12.20             14.21          21,891            0
                                    1997             14.21             15.24          21,377            0
                                    1998             15.24             16.67          27,574            0
                                    1999             16.67             34.04          47,967            0
                                    2000             34.04             29.89          33,202        1,332
                                    2001             29.89             24.14          29,355        1,252
International Small Company         1999*            10.00             26.19             231            0
                                    2000             26.19             18.06           3,990           22
                                    2001             18.06             12.63           1,074           23
Core Growth                         1999*            10.00             14.12             783            0
                                    2000             14.12             11.61          11,912          615
                                    2001             11.61              6.95           5,020          615
Growth & Income                     1999*            10.00             13.19           1,630        1,878
                                    2000             13.19             11.97          16,864        3,577
                                    2001             11.97             10.30          16,457        1,699
Capital Growth                      1999*            10.00             14.20             247            0
                                    2000             14.20             10.39           3,641            0
                                    2001             10.39              8.78           3,639            0
S&P 500 Index                       1999*            10.00             11.09           4,722            0
                                    2000             11.09              9.91          11,098        6,419
                                    2001              9.91              8.50          13,014        6,417
Blue Chip                           1999*            10.00             10.36             699            0
                                    2000             10.36             10.36               0        1,050
                                    2001             10.36              9.81           1,544        1,049
Aggressive Growth                   2000*            10.00              9.34             628            0
                                    2001              9.34              6.30             423            0
Social Awareness                    2000*            10.00              9.80               0        1,052
                                    2001              9.80              7.77           1,051            0
Nasdaq-100 Index                    2000*            10.00              6.04          10,831            0
                                    2001              6.04              4.03          10,989            0

FORM V-4820

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
DOW TARGET VARIABLE FUND LLC:

Dow Target 5, February              2000*           $10.00            $12.07              95            0
                                    2001             12.07             11.77              95            0

Dow Target 5, March                 2001             13.53             12.77              53            0

Dow Target 5, June                  2001             11.66             10.56             422            0

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Growth & Income                     1999*            10.00             10.50              81            0
                                    2000             10.50              9.90           1,413            0
                                    2001              9.90              8.88           1,419            0

CORE U.S. Equity                    1999*            10.00             10.92               0        2,216
                                    2000             10.92              9.77              38        2,215
                                    2001              9.97              8.51              83            0

Capital Growth                      2000*            10.00             10.18             118            0
                                    2001             10.18              8.61             106            0

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                              1999*            10.00             11.66           7,707            0
                                    2000             11.66              9.85          17,013        1,602
                                    2001              9.85              7.33          17,297        1,602

Worldwide Growth                    1999*            10.00             13.23           3,185            0
                                    2000             13.23             11.03          26,493        6,449
                                    2001             11.03              8.46          27,965        2,674

Balanced                            1999*            10.00             11.03           9,739            0
                                    2000             11.03             10.66          20,093        7,965
                                    2001             10.66             10.05          23,511        7,959

LAZARD RETIREMENT SERIES:

Small Cap                           2001             12.62             14.80           5,795            0

PBHG INSURANCE SERIES FUNDS:

Technology & Communications         2000*            10.00              5.34          11,257            0
                                    2001              5.34              2.52           5,945            0

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II            1999*            10.00             12.92           1,510            0
                                    2000             12.92             10.88           7,173            0
                                    2001             10.88              7.45           1,733            0

Strong Opportunity II               2000*            10.00             11.77           3,464          337
                                    2001             11.77             11.21           8,307          337

Strong Multi Cap Value              2001             10.97             11.30             618            0

VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                      2001              9.24              8.00           4,044            0

VIP Mid Cap                         2001             11.17             10.66           1,489            0

VIP Growth                          2000*            10.00              8.47          10,725            0
                                    2001              8.47              6.88          12,332            0

FORM V-4820

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

U.S. Real Estate                    2000*           $10.00            $12.97           6,574            0
                                    2001             12.97             14.09             365            0

* International fund was added April 30, 1993. Capital Appreciation and Small Cap funds were added March 31, 1995. International Small Company, Aggressive Growth, Core Growth, Growth & Income, Capital Growth, S&P 500 Index, Social Awareness, High Income Bond, Equity Income, Blue Chip, Dow Target 10, Dow Target 5, Goldman Sachs Growth and Income, Goldman Sachs CORE U.S. Equity, Goldman Sachs Capital Growth, Janus Growth, Janus Worldwide Growth, Janus Balanced, Lazard Small Cap, Lazard Emerging Markets, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Variable Insurance Products funds were made available on May 1, 2000.

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

OHIO NATIONAL FUND, INC.:

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1997              $10.00             $11.60            82,440
                                               1998               11.60              12.09           277,925
                                               1999               12.09              14.30           239,130
                                               2000               14.30              13.16           233,589
                                               2001               13.16              11.88           226,355
Money Market                                   1997               10.00              10.39            65,172
                                               1998               10.39              10.80           122,681
                                               1999               10.80              11.18           103,091
                                               2000               11.18              11.73            44,225
                                               2001               11.73              12.00            70,835
Bond                                           1997               10.00              10.79            12,183
                                               1998               10.79              11.20           126,324
                                               1999               11.20              11.11            85,725
                                               2000               11.11              11.60            77,334
                                               2001               11.60              12.40            69,466
Omni                                           1997               10.00              11.61           102,587
                                               1998               11.61              11.97           300,484
                                               1999               11.97              13.14           258,876
                                               2000               13.14              11.04           218,168
                                               2001               11.04               9.46           179,388
International                                  1997               10.00              10.11            86,113
                                               1998               10.11              10.36           120,242
                                               1999               10.36              17.11            90,063
                                               2000               17.11              13.13            81,618
                                               2001               13.13               9.12            65,664

FORM V-4820

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Capital Appreciation                           1997              $10.00             $11.37            93,956
                                               1998               11.37              11.87           210,773
                                               1999               11.87              12.46           168,262
                                               2000               12.46              16.16           135,916
                                               2001               16.16              17.49           123,301
Discovery (formerly called Small Cap)          1997               10.00              10.85            54,898
                                               1998               10.85              11.84           146,789
                                               1999               11.84              24.10           148,302
                                               2000               24.10              21.10           143,410
                                               2001               21.10              16.99           129,693
International Small Company                    1997               10.00              11.04            16,423
                                               1998               11.04              11.27            27,971
                                               1999               11.27              23.17            29,582
                                               2000               23.17              15.94            29,995
                                               2001               15.94              11.11            28,137
Aggressive Growth                              1997               10.00              11.15            26,996
                                               1998               11.15              11.86            92,803
                                               1999               11.86              12.37            91,754
                                               2000               12.37               8.86            84,382
                                               2001                8.86               5.96            67,253
S&P 500 Index                                  1998*              10.00              11.45           118,264
                                               1999               11.45              14.19           324,817
                                               2000               14.19              12.64           319,024
                                               2001               12.64              10.81           261,808
Core Growth                                    1999*              10.00              14.12             1,003
                                               2000               14.12              11.57             4,530
                                               2001               11.57               6.90             3,437
Growth & Income                                1999*              10.00              14.87               240
                                               2000               14.87              13.45             6,600
                                               2001               13.45              11.54             5,613
Capital Growth                                 1999*              10.00              30.94             1,323
                                               2000               30.94              22.58             4,844
                                               2001               22.58              19.01             4,784
Blue Chip                                      2001               10.57               9.98               198
Equity Income                                  2000*              10.00              10.60               355
                                               2001               10.60               9.22             4,485
Nasdaq-100 Index                               2000*              10.00               6.03             1,532
                                               2001                6.03               4.01             1,804

FORM V-4820

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs CORE U.S. Equity                 1999*             $10.00             $12.49             9,482
                                               2000               12.49              11.13            12,704
                                               2001               11.13               9.66            12,090
Goldman Sachs Capital Growth                   1998*              10.00              11.58            36,645
                                               1999               11.58              14.52            55,854
                                               2000               14.52              13.18            50,896
                                               2001               13.18              11.12            47,707
JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                         1999*              10.00              16.41            14,331
                                               2000               16.41              13.83            46,083
                                               2001               13.83              10.26            40,381
Worldwide Growth                               1998*              10.00              10.31            63,482
                                               1999               10.31              16.72           141,812
                                               2000               16.72              13.90           153,172
                                               2001               13.90              10.63           113,857
Balanced                                       1998*              10.00              11.96           142,767
                                               1999               11.96              14.95           401,500
                                               2000               14.95              14.40         2,675,114
                                               2001               14.40              13.54           360,910
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets                               1997               10.00               9.79            32,560
                                               1998                9.79               6.03            51,176
                                               1999                6.03              11.48            43,692
                                               2000               11.48               8.14            43,587
                                               2001                8.14               7.62            32,274
PBHG INSURANCE SERIES FUND:
Technology & Communications                    2000*              10.00               5.33             5,248
                                               2001                5.33               2.51             4,693
STRONG VARIABLE INSURANCE PRODUCTS FUND, INC.:
Strong Mid Cap Growth II                       1999*              10.00              21.58             1,645
                                               2000               21.58              18.13             8,789
                                               2001               18.13              12.38            11,444
Strong Opportunity II                          1999*              10.00              12.69               118
                                               2000               12.69              13.35               647
                                               2001               13.35              12.67             3,911

FORM V-4820

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Strong Multi Cap Value II                      2001              $ 9.56             $ 9.82             2,201
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                                 2001                9.22               7.96             2,725
VIP Mid Cap                                    2000*              10.00              11.15             2,296
                                               2001               11.15              10.61             1,406
VIP Growth                                     2000*              10.00               8.45             2,662
                                               2001                8.45               6.85             5,871
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:
U.S. Real Estate                               1999*              10.00               8.69             3,270
                                               2000                8.69              11.08            11,549
                                               2001               11.08              12.00            10,323
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB):
Corporate Bond                                 2001               11.44              11.53            73,787
Equity Income                                  2001               14.28              13.73           483,385


* S&P 500 Index, Goldman Sachs Capital Growth, Janus Worldwide Growth and Janus Balanced funds were made available under these contracts May 1, 1998. Core Growth, Growth & Income, Capital Growth, Social Awareness, High Income Bond, Equity Income, Blue Chip, Dow Target 10, Dow Target 5, Goldman Sachs, CORE U.S. Equity, Goldman Sachs Growth and Income, Janus Growth, Lazard Small Cap, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Variable Insurance Products funds were made available May 1, 2000. The First American Insurance Portfolios were made available December 15, 2001. The MFS Variable Insurance Trust, PIMCO Variable Insurance Trust and The Prudential Series Fund, Inc. were made available August 1, 2002.


FORM V-4820

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2002 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $500 per year from 2002 to 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

FORM V-4820

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM V-4820

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

FORM V-4820

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $7,000 in 2002 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2002 (increasing $1,000 per year to an additional $5,000 in 2006). Distributions from a

FORM V-4820

SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                          AGE 65                          AGE 70
                      GUARANTEED                      GUARANTEED                      GUARANTEED
                    SURRENDER VALUE                 SURRENDER VALUE                 SURRENDER VALUE
             -----------------------------   -----------------------------   -----------------------------
                                $2,000                          $2,000                          $2,000
                $1,000         ONE TIME         $1,000         ONE TIME         $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM         ANNUAL         LUMP SUM         ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   -------------   -------------   -------------   -------------   -------------
     1         $    933        $  1,895        $    933        $  1,895        $    933        $  1,895
     2            1,917           1,955           1,917           1,955           1,917           1,955
     3            2,933           2,006           2,933           2,006           2,933           2,006
     4            3,990           2,058           3,990           2,058           3,990           2,058
     5            5,089           2,116           5,089           2,116           5,089           2,116
     6            6,234           2,177           6,234           2,177           6,234           2,177
     7            7,435           2,240           7,435           2,240           7,435           2,240
     8            8,686           2,306           8,686           2,306           8,868           2,306
     9           10,069           2,529          10,069           2,529          10,069           2,529
    10           11,506           2,600          11,506           2,600          11,506           2,600
    15           19,604           3,001          19,604           3,001          19,604           3,001
    20           29,456           3,489          29,456           3,489          29,456           3,489
    25           41,442           4,082          41,442           4,082          41,442           4,082
    30           56,026           4,804          56,026           4,804          56,026           4,804
    35           73,769           5,683          73,769           5,683          73,769           5,683
    40           95,356           6,751          95,356           6,751          95,356           6,751
    45          121,620           8,051         121,620           8,051         121,620           8,051
    50          153,574           9,633         153,574           9,633         153,574           9,633
    55          192,451          11,558         192,451          11,558         192,451          11,558
    60          239,751          13,900         239,751          13,900         239,751          13,900
    65                                          297,298          16,748         297,298          16,748
    70                                          367,313          20,215         367,313          20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM V-4820

        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-Sheltered Annuities (VAA only)
Financial Statements for Ohio National Life and VAA or VAB

FORM V-4820

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION

                                  August 1, 2002

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated August 1, 2002. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.



                                Table of Contents

          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements ..............................................................   5




                                "TOP TRADITION"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's and VAB's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Accounts A or B and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

                        Aggregate              Retained
Year                   Commissions           Commissions
----                   -----------           -----------
2001                    $71,902,574            $9,756,149
2000                    $36,865,077            $6,236,346
1999                    $14,608,378            $2,619,496

For contracts issued by VAB, those amounts have been:

                        Aggregate              Retained
Year                   Commissions           Commissions
----                   -----------           -----------
2001                    $1,303,064             $  176,807
2000                    $  605,953             $  123,379
1999                    $  554,994             $   99,518

CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2001, was 0.36%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                          n
                                 P(1 + T)   = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.


In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (September 10, 1984). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.09%. This is based upon an average contract value of $31,900. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2001 (assuming surrender of the contract then) are as follows:


                                                                                     Returns      Fund
                                  One           Five         Ten       From Fund     in VAA*    Inception
                                  Year          Years        Years     Inception     and VAB*     Date
                                  ----          -----        -----     ---------     --------   ---------
Ohio National Fund:
Money Market                       -5.09%        2.68%       3.52%       5.73%         5.73%    03/20/1980
Equity                            -17.18%        2.55%       7.83%       8.66%         8.66%    01/14/1971
Bond                               -0.52%        3.35%       5.32%       6.74%         6.74%    11/02/1982
Omni                              -21.77%       -2.39%       4.67%       7.03%         7.03%    09/10/1984
S&P 500 Index                     -22.03%          N/A        N/A        8.72%         9.81%    01/03/1997
International                     -38.08%       -3.34%        N/A        5.06%         5.06%    05/03/1993
International Small Co            -37.80%        0.94%        N/A        3.60%         4.51%    03/31/1995
Capital Appreciation                0.75%       11.15%        N/A       12.56%        13.01%    04/30/1994
Discovery                         -27.00%       10.15%        N/A       15.67%        16.05%    04/30/1994
Aggressive Growth                 -40.31%      -12.11%        N/A       -5.60%        -4.07%    03/31/1995
Growth & Income                   -21.54%          N/A        N/A       11.42%        12.41%    01/03/1997
Capital Growth                    -23.29%          N/A        N/A       18.17%        19.50%    05/01/1998
High Income Bond                   -4.61%          N/A        N/A       -3.71%        -1.45%    05/01/1998
Equity Income                     -20.54%          N/A        N/A       -4.19%        -1.90%    05/01/1998
Blue Chip                         -13.02%          N/A        N/A       -1.92%         0.24%    05/01/1998
Core Growth                       -47.91%          N/A        N/A       -0.99%         0.58%    01/03/1997
Nasdaq-100 Index                  -41.14%          N/A        N/A      -49.00%       -42.03%    05/01/2000

Dow Target Variable Fund:
Dow 10, January                   -12.32%          N/A        N/A       -3.39%        -0.69%    01/04/1999
Dow 10, February                  -13.24%          N/A        N/A       -1.14%         1.51%    02/01/1999
Dow 10, March                     -13.76%          N/A        N/A       -2.71%         0.04%    03/01/1999
Dow 10, April                     -10.92%          N/A        N/A       -2.85%         0.04%    04/01/1999
Dow 10, May                       -10.33%          N/A        N/A       -6.23%        -3.09%    05/01/1999
Dow 10, June                      -10.14%          N/A        N/A       -7.82%        -4.51%    06/01/1999
Dow 10, July                      -12.18%          N/A        N/A       -8.70%        -5.24%    07/01/1999
Dow 10, August                    -11.86%          N/A        N/A       -9.58%        -5.98%    08/01/1999
Dow 10, September                 -12.82%          N/A        N/A      -10.23%        -6.49%    09/01/1999
Dow 10, October                   -10.41%          N/A        N/A       -4.88%        -1.30%    10/01/1999
Dow 10, November                  -10.17%          N/A        N/A       -7.53%        -3.70%    11/01/1999
Dow 10, December                   -9.72%          N/A        N/A       -5.48%        -1.61%    12/01/1999
Dow 5, January                    -12.10%          N/A        N/A       -0.34%         3.48%    01/03/2000
Dow 5, February                   -10.27%          N/A        N/A        5.06%         8.87%    02/01/2000
Dow 5, March                      -13.38%          N/A        N/A       10.42%        14.25%    03/01/2000
Dow 5, April                      -19.36%          N/A        N/A        0.80%         5.13%    04/01/2000
Dow 5, May                        -18.00%          N/A        N/A        4.22%         8.67%    05/01/2000
Dow 5, June                       -17.15%          N/A        N/A       -1.34%         3.52%    06/01/2000
Dow 5, July                       -14.08%          N/A        N/A        1.60%         6.66%    07/01/2000
Dow 5, August                      -6.97%          N/A        N/A        7.68%        12.93%    08/01/2000
Dow 5, September                   -6.51%          N/A        N/A       -9.15%        -5.47%    09/01/1999
Dow 5, October                     -5.67%          N/A        N/A       -6.52%        -2.86%    10/01/1999
Dow 5, November                    -6.60%          N/A        N/A      -10.51%        -6.54%    11/01/1999
Dow 5, December                    -4.55%          N/A        N/A        0.76%         4.38%    12/01/1999

Goldman Sachs Variable
  Insurance Trust
G.S. Growth & Income              -18.08%          N/A        N/A       -4.23%        -6.48%    01/12/1998
G.S. Core U.S. Equity             -20.66%          N/A        N/A        0.26%        -3.31%    02/12/1998
G.S. Capital Growth               -23.15%          N/A        N/A        0.34%         2.38%    04/30/1998

Janus Aspen Series
  Service Shares:
Growth                            -33.47%        6.37%        N/A       10.27%       -25.80%    09/13/1993
Worldwide Growth                  -31.21%        8.47%        N/A       14.17%       -24.98%    09/13/1993
Balanced                          -13.70%       11.87%        N/A       13.09%        -4.85%    09/13/1993

J.P. Morgan Series
  Trust II:
Mid Cap Value                         N/A          N/A        N/A        3.20%        10.95%    09/28/2001
Small Company                     -16.79%        3.59%        N/A       -2.28%        -1.04%    01/03/1995

Lazard Retirement Series:
Small Cap                           9.58%          N/A        N/A        6.49%        14.55%    11/04/1997
Emerging Markets                  -13.86%          N/A        N/A       -9.83%        -5.89%    11/03/1997

MFS Variable Insurance
  Trust:
Investors Growth Stock            -33.40%          N/A        N/A      -27.27%        10.42%    05/01/2000
Mid Cap Growth                    -26.28%          N/A        N/A      -18.65%        12.88%    05/01/2000
New Discovery                     -14.04%          N/A        N/A      -12.98%        18.61%    05/01/2000
Total Return                       -8.82%          N/A        N/A        2.46%         6.83%    05/01/2000

PBHG Insurance Series:
Tech & Communications             -60.59%          N/A        N/A        2.63%       -54.99%    04/30/1997

PIMCO Variable Insurance Trust:
Real Teturn                         8.53%          N/A        N/A        9.33%          N/A     09/30/1999
Total Return                        8.62%          N/A        N/A        7.50%          N/A     05/28/1999
Global Bond                          N//A          N/A        N/A          N/A          N/A     01/02/2002

Strong Variable Insurance
  Funds:
Mid Cap Growth II                 -39.28%       10.83%        N/A       10.38%         6.35%    12/31/1996
Opportunity II                    -12.51%       12.32%        N/A       14.85%         7.03%    05/08/1992

Variable Insurance Products
  Fund:
VIP Contrafund                    -21.18%        7.75%        N/A       14.12%        11.75%    01/31/1995
VIP Mid Cap                       -12.32%          N/A        N/A       21.02%         5.39%    12/31/1998
VIP Growth                        -26.52%        8.92%      11.73%      12.36%       -19.26%    10/31/1986

*The "Returns in VAA and VAB" are the standardized total returns from the time these Funds were added to VAA or VAB through December 31, 2001. The Goldman Sachs Variable, Janus Aspen Series, and Strong Variable Insurance Funds were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The PIMCO Variable Insurance Trust portfolios were added August 1, 2002.


LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Consolidated Financial Statements
                           December 31, 2001 and 2000
                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 1, 2002

          THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                           Consolidated Balance Sheets
                           December 31, 2001 and 2000
                  (dollars in thousands, except share amounts)

                                        ASSETS                     2001          2000
                                                                 ----------   ----------
Investments (notes 5, 9 and 10):
  Securities available-for-sale, at fair value:
   Fixed maturities                                              $3,859,531    2,822,205
   Equity securities                                                 59,513       67,864
  Fixed maturities held-to-maturity, at amortized cost              807,141      758,044
  Mortgage loans on real estate, net                              1,065,143    1,178,738
  Real estate, net                                                   36,594        6,888
  Policy loans                                                      178,641      171,158
  Other long-term investments                                        31,489       28,848
  Short-term investments                                              8,698      105,117
                                                                 ----------   ----------
      Total investments                                           6,046,750    5,138,862
Cash                                                                178,362       35,069
Accrued investment income                                            83,441       66,356
Deferred policy acquisition costs                                   476,360      422,978
Reinsurance recoverable (note 15)                                   573,118      120,120
Other assets                                                         55,768       28,955
Assets held in Separate Accounts                                  2,034,394    1,996,489
                                                                 ----------   ----------
      Total assets                                               $9,448,193    7,808,829
                                                                 ==========   ==========
                             LIABILITIES AND EQUITY
Future policy benefits and claims (note 6)                       $5,794,656    4,810,496
Policyholders' dividend accumulations                                59,510       59,716
Other policyholder funds                                             18,328       18,195
Notes payable (net of unamortized discount of $592 in 2001 and
  $635 in 2000) (note 7)                                            134,408       84,365
Federal income taxes (note 8):
  Current                                                            17,246       24,221
  Deferred                                                           31,215       22,055
Other liabilities                                                   581,030      121,810
Liabilities related to Separate Accounts                          2,018,243    1,962,742
                                                                 ----------   ----------
      Total liabilities                                           8,654,636    7,103,600
                                                                 ----------   ----------
Equity (notes 3 and 12):
  Class A common stock, $1 par value. 10,000,000 authorized,
    issued and outstanding                                           10,000       10,000
  Additional paid-in capital                                          3,976        3,976
  Accumulated other comprehensive income                             50,461       27,663
  Retained earnings                                                 729,120      663,590
                                                                 ----------   ----------
      Total equity                                                  793,557      705,229
Commitments and contingencies (notes 10, 14 and 15)
                                                                 ----------   ----------
      Total liabilities and equity                               $9,448,193    7,808,829
                                                                 ==========   ==========



See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Consolidated Statements of Income
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                           2001         2000         1999
                                                        ---------    ---------    ---------
Revenues:
  Traditional life insurance premiums                   $ 130,100      136,191      131,279
  Accident and health insurance premiums                   26,036       26,001       25,530
  Annuity premiums and charges                             30,560       46,100       36,931
  Universal life policy charges                            65,006       60,508       57,525
  Net investment income (note 5)                          413,016      402,834      414,147
  Net realized (losses) gains on investments (note 5)     (30,291)      (4,788)      26,484
  Other income                                             26,628       18,702       14,527
                                                        ---------    ---------    ---------
                                                          661,055      685,548      706,423
                                                        ---------    ---------    ---------
Benefits and expenses:
  Benefits and claims                                     412,109      427,533      407,243
  Provision for policyholders' dividends on
   participating policies                                  29,674       26,646       27,582
  Amortization of deferred policy acquisition costs        44,750       26,242       29,124
  Other operating costs and expenses (note 7)              74,691       85,445       92,096
                                                        ---------    ---------    ---------
                                                          561,224      565,866      556,045
                                                        ---------    ---------    ---------
        Income before Federal income taxes                 99,831      119,682      150,378
                                                        ---------    ---------    ---------
Federal income taxes (note 8):
  Current expense                                          35,585       37,159       43,334
  Deferred (benefit) expense                               (1,284)       4,253        7,888
                                                        ---------    ---------    ---------
                                                           34,301       41,412       51,222
                                                        ---------    ---------    ---------
        Net income                                      $  65,530       78,270       99,156
                                                        =========    =========    =========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.
                        Consolidated Statements of Equity
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)




                                                                             ACCUMULATED
                                                                  ADDITIONAL    OTHER
                                                       COMMON       PAID-IN COMPREHENSIVE  RETAINED    TOTAL
                                                       STOCK        CAPITAL     INCOME     EARNINGS    EQUITY
                                                      --------    --------  -------------  --------    --------
1999:
  Balance, beginning of year                          $ 10,000        --      107,444     591,164     698,608
  Dividends to parent                                     --          --         --       (50,000)    (50,000)
  Comprehensive income (loss)
    Net income                                            --          --         --        99,156      99,156
    Other comprehensive loss (note 4)                     --          --     (101,199)       --      (101,199)
                                                                                                     --------
  Total comprehensive loss                                                                             (2,043)
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000        --        6,245     640,320     656,565
                                                      ========    ========   ========    ========    ========

2000:
  Balance, beginning of year                          $ 10,000        --        6,245     640,320     656,565
  Dividends to parent                                     --          --         --       (55,000)    (55,000)
  Parent assumption of long term liability (note 11)      --         3,976       --          --         3,976
  Comprehensive income
    Net income                                            --          --         --        78,270      78,270
    Other comprehensive income (note 4)                   --          --       21,418        --        21,418
                                                                                                     --------
  Total comprehensive income                                                                           99,688
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000       3,976     27,663     663,590     705,229
                                                      ========    ========   ========    ========    ========

2001:
  Balance, beginning of year                          $ 10,000       3,976     27,663     663,590     705,229
  Comprehensive income
    Net income                                            --          --         --        65,530      65,530
    Other comprehensive income (note 4)                   --          --       22,798        --        22,798
                                                                                                     --------
  Total comprehensive income                                                                           88,328
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000       3,976     50,461     729,120     793,557
                                                      ========    ========   ========    ========    ========



See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                                      2001          2000         1999
                                                                 -----------    -----------    -----------

Cash flows from operating activities:
  Net income                                                     $    65,530         78,270         99,156
  Adjustments to reconcile net income to net cash
    provided by operating activities
      Capitalization of deferred policy acquisition costs           (112,655)      (100,036)       (63,521)
      Amortization of deferred policy acquisition costs               44,750         26,242         29,124
      Amortization and depreciation                                   (3,486)          (162)           (75)
      Realized losses (gains) on invested assets, net                 30,291          4,788        (26,484)
      Deferred federal income tax (benefit) expense                   (1,284)         4,253          7,888
      Increase in accrued investment income                          (17,085)           (33)        (1,927)
      Increase in other assets                                      (113,625)        (9,982)       (22,392)
      Net increase (decrease) in Separate Accounts                    17,596        (10,991)        24,770
      Increase in policyholder account balances                       38,226         72,721         56,409
      Decrease in policyholders' dividend
      accumulations and other funds                                      (73)          (946)       (12,185)
      (Decrease) increase in current federal income tax payable       (6,975)        11,387         (8,549)
      Increase (decrease) in other liabilities                       104,053        (26,435)        14,965
      Other, net                                                        (984)        (6,018)        (3,875)
                                                                 -----------    -----------    -----------
        Net cash provided by operating activities                     44,279         43,058         93,304
                                                                 -----------    -----------    -----------

Cash flows from investing activities:
  Proceeds from maturity of fixed maturities available-for-sale       36,000         65,919         18,206
  Proceeds from sale of fixed maturities available-for-sale          584,729        310,311        295,806
  Proceeds from sale of equity securities                                 49          4,345         30,312
  Proceeds from maturity of fixed maturities held-to-maturity         73,514        160,298         86,335
  Proceeds from repayment of mortgage loans on real estate           230,411        163,471        183,514
  Proceeds from sale of real estate                                    1,244          3,388            962
  Cost of fixed maturities available-for-sale acquired            (1,618,325)      (484,818)      (354,722)
  Cost of equity securities acquired                                  (4,234)       (13,317)        (5,001)
  Cost of fixed maturities held-to-maturity acquired                (127,300)       (88,872)      (162,049)
  Cost of mortgage loans on real estate acquired                    (120,072)       (70,517)      (207,587)
  Cost of real estate acquired                                       (28,904)          (136)          (550)
  Change in policy loans, net                                         (7,483)        (9,080)        (4,523)
  Change in other assets, net                                         (1,865)        31,203            140
                                                                 -----------    -----------    -----------
        Net cash provided by (used in) investing activities         (982,236)        72,195       (119,157)
                                                                 -----------    -----------    -----------

Cash flows from financing activities:
  Universal life and investment product account deposits           2,157,191      1,494,447      1,221,353
  Universal life and investment product account withdrawals       (1,222,360)    (1,563,266)    (1,114,675)
  Proceeds from note issuance, net                                    50,000              -              -
  Dividends to shareholder                                                 -        (55,000)       (50,000)
                                                                 -----------    -----------    -----------
        Net cash provided by (used in) financing activities          984,831       (123,819)        56,678
                                                                 -----------    -----------    -----------

Net increase (decrease) in cash and cash equivalents                  46,874         (8,566)        30,825
Cash and cash equivalents, beginning of year                         140,186        148,752        117,927
                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                           $   187,060        140,186        148,752
                                                                 ===========    ===========    ===========
Supplemental disclosure:
  Federal income taxes paid                                      $    44,076         25,772         51,773
                                                                 ===========    ===========    ===========
  Interest paid on notes payable                                 $     7,356          7,356          7,356
                                                                 ===========    ===========    ===========





See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(1)    ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION
       The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

       On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

       ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

       The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.


                                        6
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

       (a)    VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES
              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                                        7
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date, net of associated deferred policy acquisition costs and capital gains expenses. Any capital gains occurring in the Closed Block (see note 2(k)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other than temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

       Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)    REVENUES AND BENEFITS
       Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

       Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

       Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

(c)    DEFERRED POLICY ACQUISITION COSTS
       The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, deferred policy acquisition costs are being amortized with
                                        8
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

(d)    SEPARATE ACCOUNTS
       Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)    FUTURE POLICY BENEFITS
       Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

       Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges.

(f)    PARTICIPATING BUSINESS
       Participating business represents approximately 18%, 34% and 39% of the Company's ordinary life insurance in force in 2001, 2000 and 1999, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business declined.

(g)    REINSURANCE CEDED
       Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.


                                        9
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(h) FEDERAL INCOME TAXES
       The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

(i) CASH EQUIVALENTS
       For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j) USE OF ESTIMATES
       In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

       The estimates susceptible to significant change are those used in determining the amortization of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining other than temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(k) CLOSED BLOCK
       The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.



                                       10
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The financial information of the Closed Block is consolidated with all other operating activities and while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block is as follows as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001 follows:



                                                              2001         2000
                                                             --------    -------

Closed Block assets:
  Fixed maturity securities available-for-sale, at fair
    value (amortized cost of $295,858 and $270,377,
    as of December 31, 2001 and 2000, respectively)          $301,584    273,995
Fixed maturity securities held-to-maturity, at
  amortized cost                                               74,868     78,285
Mortgage loans on real estate, net                             80,263     86,742
Policy loans                                                  121,060    118,967
Short-term investments                                         12,958      9,459
Accrued investment income                                       6,782      6,255
Deferred policy acquisition costs                              85,921     89,288
Reinsurance recoverable                                         2,304      2,310
Other assets                                                    2,507      2,900
                                                             --------    -------
                                                             $688,247    668,201
                                                             ========    =======

Closed Block liabilities:
  Future policy benefits and claims                          $730,110    719,420
  Policyholders' dividend accumulations                        18,020     17,008
  Other policyowner funds                                       4,063      4,124
  Deferred tax liability                                        2,004      1,266
                                                             --------    -------
                                                             $754,197    741,818
                                                             ========    =======




                                       11
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                         2001       2000       1999
                                                       --------    --------    --------
Closed Block revenues and expenses:
   Traditional life insurance premiums                 $ 67,513      71,331      74,269
   Net investment income                                 50,037      44,142      44,230
   Net realized (losses) gains on investments            (1,871)        866          33
   Benefits and claims                                  (67,108)    (76,671)    (71,806)
   Provision for policyholders' dividends on
   participating policies                               (27,172)    (25,421)    (26,608)
   Amortization of deferred policy acquisition costs     (5,409)     (2,820)     (4,433)
   Other operating costs and expenses                    (5,447)     (5,013)     (5,174)
                                                       --------    --------    --------

       Income before Federal income taxes              $ 10,543       6,414      10,511
                                                       ========    ========    ========



(l)    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
       In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 ("SFAS 141"), "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company is required to adopt SFAS 142 on January 1, 2002. The Company does not expect the adoption of SFAS 142 to have a material impact on its financial results.

       In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133, as amended by SFAS 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," and SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," was effective for the Company as of January 1, 2001.

       SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

       The Company adopted SFAS 133 as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company.

(m)    RECLASSIFICATIONS
       Certain amounts in the 2000 and 1999 consolidated financial statements have been reclassified to conform to the 2001 presentation.



                                       12
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(3)    BASIS OF PRESENTATION
       The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
       (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

       The statutory basis net income and capital and surplus of ONLIC and ONLAC, after intercompany eliminations was $(39), $36,679 and $91,163 for the years ended December 31, 2001, 2000 and 1999, respectively, and $464,035 and $388,523 as of December 31, 2001 and 2000, respectively.

       The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting codification to statutory basis capital and surplus were increases of $20,786 and $6,959 for ONLIC and ONLAC, respectively.

(4)    OTHER COMPREHENSIVE INCOME
       Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of shareholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:


                                                                        2001       2000        1999
                                                                     --------    --------    --------
Unrealized gains (losses) on securities available-for-sale arising during the period:
    Net of adjustment to deferred policy acquisition costs           $ 23,561      25,388    (127,982)
    Related federal tax (expense) benefit                              (5,753)     (5,672)     46,151
                                                                     --------    --------    --------

        Net                                                            17,808      19,716     (81,831)
                                                                     --------    --------    --------

Less:
  Reclassification adjustment for net (losses) gains on securities available-for-sale realized during the period:
    Gross                                                              (7,677)     (2,618)     29,798
    Related federal tax benefit (expense)                               2,687         916     (10,430)
                                                                     --------    --------    --------

        Net                                                            (4,990)     (1,702)     19,368
                                                                     --------    --------    --------

        Total other comprehensive income (loss)                      $ 22,798      21,418    (101,199)
                                                                     ========    ========    ========



                                       13
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Notes to Consolidated Financial Statements
                            December 31, 2001, 2000 and 1999
                                   (dollars in thousands)


(5)    INVESTMENTS
       An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:


                                                                                                   REALIZED GAINS (LOSSES) ON
                                                                     INVESTMENT INCOME                    INVESTMENTS
                                                          -----------------------------------    ---------------------------------
                                                              2001         2000        1999       2001         2000          1999
                                                          ---------      -------      -------    -------       ------       ------
GROSS INVESTMENT INCOME
Securities available-for-sale:
   Fixed maturities                                       $ 247,547      219,632      215,996    (11,428)      (1,820)      (1,184)
   Equity securities                                          1,699        5,634        3,495    (13,604)         475       16,830
Fixed maturities held-to-maturity                            63,557       67,136       66,735     (4,557)         (31)       2,760
Mortgage loans on real estate                                91,918      101,037      109,256     (1,772)      (7,015)         314
Real estate                                                   2,065        1,351        1,371       (300)         245         (252)
Policy loans                                                 12,128       11,068       10,988       --           --           --
Other                                                         3,553        4,611       17,782       --           (327)       9,481
Short-term                                                    3,903        6,312        4,133       --           --           --
                                                          ---------      -------      -------    -------       ------       ------
      Total gross investment income                         426,370      416,781      429,756    (31,848)      (8,473)      27,949
                                                                                                 -------       ------       ------
Investment expenses                                         (13,354)     (13,947)     (15,609)      --           --           --
Gains attributable to Closed Block                                                                  --           (866)      (1,191)
DAC amortization due to realized gains
   (losses)                                                                                        1,770         --           (218)
Change in valuation allowances for
   mortgage loans on real estate                                                                    (213)       4,551          (56)
                                                          ---------      -------      -------    -------       ------       ------
                                                                                                   1,557        3,685       (1,465)
                                                                                                 -------       ------       ------
      Net investment income                               $ 413,016      402,834      414,147
                                                          =========      =======      =======

      Net realized gains (losses) on
      investments                                                                               $ (30,291)      (4,788)      26,484
                                                                                                =========       ======       ======

                                       14
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:


                                                                  DECEMBER 31, 2001
                                                ---------------------------------------------------
                                                             GROSS          GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                                  COST        GAINS         LOSSES      FAIR VALUE
                                               ----------   ----------    ----------    ----------
SECURITIES AVAILABLE-FOR-SALE
  Fixed maturities:
    U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                  $   95,680        9,353          --         105,033
    Obligations of states and political
     subdivisions                                  84,640        7,118           (28)       91,730
    Debt securities issued by foreign
     governments                                    8,078        1,355          --           9,433
    Corporate securities                        2,588,978      100,004       (84,304)    2,604,678
    Mortgage-backed securities                  1,005,825       50,995        (8,163)    1,048,657
                                               ----------   ----------    ----------    ----------
      Total fixed maturities                   $3,783,201      168,825       (92,495)    3,859,531
                                               ==========   ==========    ==========    ==========

  Equity securities                            $   32,420       31,149        (4,056)       59,513
                                               ==========   ==========    ==========    ==========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political
   subdivisions                                $   13,228          682        (4,415)        9,495
  Corporate securities                            767,848       58,174        (5,173)      820,849
  Mortgage-backed securities                       26,065        1,699           (85)       27,679
                                               ----------   ----------    ----------    ----------
                                               $  807,141       60,555        (9,673)      858,023
                                               ==========   ==========    ==========    ==========

                                       15
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                                    DECEMBER 31, 2000
                                               ----------------------------------------------------
                                                              GROSS         GROSS
                                                 AMORTIZED  UNREALIZED    UNREALIZED    ESTIMATED
                                                   COST       GAINS         LOSSES     FAIR VALUE
                                               ----------   ----------    ----------    ----------
SECURITIES AVAILABLE-FOR-SALE
  Fixed maturities:
    U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                  $  101,895        9,072          --         110,967
    Obligations of states and political
     subdivisions                                  85,485        5,807           (16)       91,276
    Debt securities issued by foreign
     governments                                    8,078        1,190          --           9,268
    Corporate securities                        1,746,549       63,143       (72,869)    1,736,823
    Mortgage-backed securities                    850,153       24,663          (945)      873,871
                                               ----------   ----------    ----------    ----------
      Total fixed maturities                   $2,792,160      103,875       (73,830)    2,822,205
                                               ==========   ==========    ==========    ==========

  Equity securities                            $   45,805       34,085       (12,026)       67,864
                                               ==========   ==========    ==========    ==========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political
   subdivisions                                $   16,761          512           (36)       17,237
  Corporate securities                            722,043       36,717        (3,971)      754,789
  Mortgage-backed securities                       19,240          885          (472)       19,653
                                               ----------   ----------    ----------    ----------
                                               $  758,044       38,114        (4,479)      791,679
                                               ==========   ==========    ==========    ==========

                                       16
                                                                    (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


                                                          2001          2000
                                                        ---------     ---------
Gross unrealized gain                                   $ 103,423        52,104
Unrealized gains related to Closed Block                   (5,726)       (3,618)
Adjustment to deferred policy acquisition costs           (25,241)       (8,948)
Deferred Federal income tax                               (24,315)      (11,875)
                                                        ---------     ---------

                                                        $  48,141        27,663
                                                        =========     =========


An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


                                                  2001       2000       1999
                                                --------     ------    --------
Securities available-for-sale:
  Fixed maturities                              $ 46,285     70,744    (228,410)
  Equity securities                                5,034    (13,946)    (12,407)
Fixed maturity securities held-to-maturity        17,247     29,350     (75,646)


The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2001.



                                                       FIXED MATURITY SECURITIES
                                          -------------------------------------------------
                                           AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                          ----------------------      --------------------
                                          AMORTIZED    ESTIMATED      AMORTIZED    ESTIMATED
                                             COST      FAIR VALUE       COST      FAIR VALUE
                                         ----------    ---------      -------      -------
Due in one year or less                  $   77,472       78,047       16,707       16,894
Due after one year through five years       530,764      538,818      228,601      237,911
Due after five years through ten years      954,065      974,121      348,928      374,568
Due after ten years                       2,220,900    2,268,545      212,905      228,650
                                         ----------    ---------      -------      -------
                                         $3,783,201    3,859,531      807,141      858,023
                                         ==========    =========      =======      =======

Proceeds from the sale of securities available-for-sale (excluding calls) during 2001, 2000 and 1999 were $595,198, $284,001 and $158,661, respectively. Gross gains of $4,008 ($758 in 2000 and $293 in 1999) and gross losses of $15,617
($8,038 in 2000 and $4,131 in 1999) were realized on those sales.


                                       17
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       Investments with an amortized cost of $12,708 and $12,698 as of December 31, 2001 and 2000, respectively, were on deposit with various regulatory agencies as required by law.

       Real estate is presented at cost less accumulated depreciation of $2,736 in 2001 ($2,032 in 2000) and valuation allowances of $0 in 2001 and 2000.

       The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan in 2001 and one foreclosure in 2000.

(6)    FUTURE POLICY BENEFITS AND CLAIMS
       The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 79% and 76% of the total liability for future policy benefits as of December 31, 2001 and 2000, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.3%, 6.1% and 6.4% for the years ended December 31, 2001, 2000 and 1999, respectively.

       The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:


                  YEAR OF ISSUE                 INTEREST RATE
               -------------------              --------------
               2001, 2000 and 1999                      4.0%
               1998 and prior                    2.25 - 6.0%


       Withdrawals:
       Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

       Mortality:
       Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)    NOTES PAYABLE
       On September 28, 2001 the Company issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

       Total interest expense, including amounts paid to ONFS, was $8,372 for the year ended December 31, 2001 and $7,434 for the years ended December 31, 2000 and 1999, respectively.

       The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.


                                       18
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(8)    FEDERAL INCOME TAX
       Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2001 and 2000, respectively.

       Total Federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                           2001               2000                1999
                                   -----------------   ----------------    -------------------
                                     AMOUNT     %        AMOUNT      %       AMOUNT     %
                                   --------    ----    --------    ----    --------    ----
Computed (expected) tax expense    $ 34,941    35.0    $ 41,889    35.0    $ 52,632    35.0
Differential earnings                  --      --          --      --        (3,896)   (2.6)
Dividends received deduction and
   tax exempt interest                 (700)   (0.7)     (2,165)   (1.8)     (1,492)   (1.0)
Other, net                               60     0.1       1,688     1.4       3,978     2.6
                                   --------    ----    --------    ----    --------    ----
       Total expense and
       effective rate              $ 34,301    34.4    $ 41,412    34.6    $ 51,222    34.0
                                   ========    ====    ========    ====    ========    ====


Included in other, net in 1999 are non-deductible expenses related to the reorganization to a mutual holding company structure.


                                       19
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 relate to the following:

                                                                   2001        2000
                                                                ---------    ---------
Deferred tax assets:
  Pension and benefit obligations                               $  20,184       19,171
  Future policy benefits                                          310,100      123,397
  Mortgage loans on real estate                                     2,304        1,805
  Other                                                            24,528       17,346
                                                                ---------    ---------
      Total gross deferred tax assets                             357,116      161,719
                                                                ---------    ---------
Deferred tax liabilities:
  Fixed maturity securities available-for-sale                     26,720       10,495
  Deferred policy acquisition costs                               115,385      110,831
  Other fixed maturities, equity securities and other long-term
   investments                                                      8,433        4,047
  Reinsurance recoverable                                         225,146       42,042
  Other                                                            12,647       16,359
                                                                ---------    ---------
      Total gross deferred tax liabilities                        388,331      183,774
                                                                ---------    ---------
      Net deferred tax liability                                $ (31,215)     (22,055)
                                                                =========    =========

       The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2001 and 2000. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 2001.

(9)    DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
       SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS
       107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.



                                       20
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The following methods and assumptions were used by the Company in estimating its fair value disclosures:

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.



                                       21
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31:


                                                         2001                   2000
                                             -----------------------    -----------------------
                                              CARRYING    ESTIMATED     CARRYING      ESTIMATED
                                               AMOUNT     FAIR VALUE     AMOUNT      FAIR VALUE
                                             ----------    ---------    ---------    ---------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                       $3,859,531    3,859,531    2,822,205    2,822,205
      Equity securities                          59,513       59,513       67,864       67,864
    Fixed maturities held-to-maturity           807,141      858,023      758,044      791,679
    Mortgage loans on real estate             1,065,143    1,113,632    1,178,738    1,209,425
    Policy loans                                178,641      178,641      171,158      171,158
    Short-term investments                        8,698        8,698      105,117      105,117
  Cash                                          178,362      178,362       35,069       35,069
  Assets held in Separate Accounts            2,034,394    2,034,394    1,996,489    1,996,489

LIABILITIES:
  Guaranteed investment contracts               840,129      864,865      965,996      961,940
  Individual deferred annuity contracts       2,207,569    2,198,405    1,171,188    1,168,001
  Other annuity contracts                       973,719      988,633      845,188      837,059
  Policyholders' dividend accumulations
   and other policyholder funds                  77,838       77,838       77,911       77,911
  Notes payable                                 134,408      141,439       84,365       84,227
  Liabilities related to Separate Accounts    2,018,243    2,018,243    1,962,742    1,962,742



(10)    ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE
       (a)    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
              The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $44,263 and $39,752 as of December 31, 2001 and 2000, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits and monitoring procedures.



                                       22
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(b)    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK
       Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2001. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2001 and 2000:


                                                        2001           2000
                                                     -----------    -----------
Mortgage assets by type:
  Retail                                             $   333,798        348,940
  Office                                                 268,289        315,705
  Apartment                                              236,809        284,713
  Industrial                                             131,227        133,710
  Other                                                  100,389        100,826
                                                     -----------    -----------
                                                       1,070,512      1,183,894
        Less valuation allowances                         (5,369)        (5,156)
                                                     -----------    -----------

        Total mortgage loans on real estate, net     $ 1,065,143      1,178,738
                                                     ===========    ===========



(11)   PENSIONS AND OTHER POSTRETIREMENT BENEFITS
       The Company sponsors a fully funded pension plan covering all home office employees hired prior to January 1, 1998. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service.

       The Company currently offers eligible retirees the opportunity to participate in a health and group life plan. The Company has two post-retirement benefit plans (other benefits), one is offered to home office employees, the other is offered to career agents.

       HOME OFFICE POST-RETIREMENT BENEFITS PLAN

       The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 45% of premium for coverage.



                                       23
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


AGENTS POST-RETIREMENT BENEFITS PLAN

Only career agents with contracts effective prior to January 1, 1996 may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

Information regarding the funded status of the pension plans as a whole and other benefits as a whole as of December 31, 2001 and 2000 is as follows:

                                              PENSION BENEFITS         OTHER BENEFITS
                                            --------------------    --------------------
                                              2001        2000         2001       2000
                                            --------    --------    --------    --------
CHANGE IN BENEFIT OBLIGATION:
  Benefit obligation at beginning of year   $ 40,407      45,542       6,557       6,068
  Service cost                                 1,771       2,061         361         267
  Interest cost                                3,402       3,524         762         464
  Actuarial loss (gain)                        3,036        (934)      2,934        --
  Benefits paid                               (1,839)     (9,696)       (348)       (242)
                                            --------    --------    --------    --------
      Benefit obligation at end of year     $ 46,777      40,497      10,266       6,557
                                            ========    ========    ========    ========

CHANGE IN PLAN ASSETS:
  Fair value of assets at beginning of year $ 28,793      35,529        --          --
  Actual return on plan assets                (3,595)     (4,561)       --          --
  Employer contribution                        1,129        --          --          --
  Benefits paid                                 (810)     (2,175)       --          --
                                            --------    --------    --------    --------
      Fair value of assets at end of year   $ 25,517      28,793        --          --
                                            ========    ========    ========    ========

CALCULATION OF FUNDED STATUS:
  Funded status                             $(21,260)    (11,704)    (10,266)     (6,557)
  Unrecognized actuarial loss (gain)          11,642       2,469       1,240      (1,558)
  Unrecognized prior service cost               (881)       (881)     (5,236)     (5,742)
                                            --------    --------    --------    --------
      Net amount recognized                 $(10,499)    (10,239)    (14,262)    (13,857)
                                            ========    ========    ========    ========




                                       24
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose accumulated benefit obligation exceeds plan assets:


                                                       PENSION BENEFITS
                                             ----------------------------------
                                               2001          2000         1999
                                             --------       ------       ------
Projected benefit obligation                 $ 17,288       14,397       19,941
Accumulated benefit obligation                 13,081       11,154       15,981
Assets                                           --           --           --
Minimum liability                              13,081       11,154       15,981
Accrued pension cost                          (11,631)     (10,023)     (15,584)
Unrecognized transition obligation              1,410        1,645        2,329


Effective December 31, 2000, the Company transferred the obligations of two of its unfunded retirement plans to ONFS. These plans are non-qualified, defined benefit plans. In addition to the liabilities transferred, those employees covered by these plans became employees of ONFS effective December 31, 2000. The expenses related to these plans prior to the transfer are reflected in the Company's 2000 and 1999 consolidated statements of income.

Weighted average assumptions used in calculating the funded status and net periodic benefit cost of the pension plans and other benefits were as follows:


                                            PENSION BENEFITS       OTHER BENEFITS
                                            ----------------       --------------
                                            2001       2000       2001      2000
                                            ----       ----       ----      ----
Discount rate                               6.45%      6.80%      7.25%     7.65%
Expected return on plan assets             10.50%     10.50%      --        --
Rate of compensation increase               5.10%      5.00%      --        --

For measurement purposes, an ultimate annual rate of increase in the per capita cost of covered health care benefits of 5% was assumed for 2001 and thereafter.


                                       25
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

Components of net periodic benefit cost for the pension plans and other benefits for the years ended December 31, 2001, 2000 and 1999 were as follows:


                                             PENSION BENEFITS                  OTHER BENEFITS
                                     -----------------------------       ---------------------------
                                      2001        2000       1999        2001       2000       1999
                                     -------      -----      -----       ----       ----        ---
Service cost                         $ 1,771      2,061      2,634        361        267        255
Interest cost                          3,402      3,524      3,411        762        464        398
Expected return on plan assets        (2,918)    (3,553)    (2,404)      --         --         --
Amortization of prior service cost      (123)       (67)       (67)      (505)      (505)      (505)
Recognized actuarial loss (gain)         374     (1,119)       549        136       (122)       (67)
                                     -------        ---      -----        ---        ---         --
Net periodic benefit cost            $ 2,506        846      4,123        754        104         81
                                     =======        ===      =====        ===        ===         ==


      The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 2001 and 2000 by $395 and $312, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 2001, 2000 and 1999 by $16, $17 and $17, respectively.

      The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the profit sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 2001, 2000 and 1999 were $2,256, $2,000 and $1,917, respectively.

      Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $279, $241 and $45 in 2001, 2000 and 1999, respectively.

      The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(12) REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2001. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

      The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,647 as of December 31, 2001 and 2000, respectively.



                                       26
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)



       The payment of dividends by the Company to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of the Department is limited to the greater of the net income of the preceding calendar year or 10% of unassigned statutory surplus as of the preceding December 31. The Company paid no dividends to ONFS in 2001. The Company paid dividends of approximately $55,000 and $50,000 to ONFS in 2000 and 1999, respectively. Dividends of approximately $31,800 may be paid in 2002 without prior approval.

       The payment of dividends by ONLAC to the Company is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of the Department is limited to the greater of the net income of the preceding calendar year or 10% of assigned statutory surplus as of the preceding December 31. Therefore, dividends of approximately $10,677 may be paid in 2002 without prior approval of the Director of the Department. ONLAC paid $24,000 in 2001 (none in 2000 and 1999).

(13)   BANK LINE OF CREDIT
       As of December 31, 2001 and 2000, ONLIC had a $10,000 unsecured line of credit, which was not utilized during 2001 and 2000.

(14)   CONTINGENCIES
       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(15)   REINSURANCE
       The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 16%, 15% and 12% of gross earned life and accident and health premiums during 2001, 2000 and 1999, respectively. In 2001, the Company entered into a coinsurance agreement to facilitate additional sales of fixed annuity products. The effect of this agreement is that the Company retains approximately 1/3 of the financial benefits and risks of certain fixed annuities issued. As these are deposit type products, there is no impact on reported premiums. However, the large increase in reinsurance recoverables in 2001 is primarily a result of this new agreement.



                                       27
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(16)   SEGMENT INFORMATION
       The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

       The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment is the earned portion of the proceeds generated by this agreement. Approximately $1,165 of additional proceeds remain unearned and are expected to be recognized in earnings in 2002 as all final obligations of the agreement are met.




                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 2001
                                              ----------------------------------------------------------------
                                              INDIVIDUAL    PENSION
                                                 LIFE          AND         OTHER
                                              INSURANCE     ANNUITIES     INSURANCE     CORPORATE       TOTAL
                                              ----------   ----------    ----------    ----------    ---------
Revenues:
  Traditional life insurance premiums         $  109,065         --         21,035          --         130,100
  Accident and health insurance premiums            --           --         26,036          --          26,036
  Annuity premiums and charges                      --         30,560         --            --          30,560
  Universal life policy charges                   65,006         --           --            --          65,006
  Net investment income                          134,543      265,194        9,820         3,459       413,016
  Net realized losses on investments                --           --           --         (30,291)      (30,291)
  Other income                                       551       18,711        7,280            86        26,628
                                              ----------   ----------    ----------    ----------    ---------

                                                 309,165      314,465        64,171       (26,746)     661,055
                                              ----------   ----------    ----------    ----------    ---------

Benefits and expenses:
  Benefits and claims                            172,870      211,046       28,193          --         412,109
  Provision for policyholders' dividends on
   participating policies                         29,651           13           10          --          29,674
  Operating expenses                              62,600       38,156       13,184         5,501       119,441
                                              ----------   ----------    ----------    ----------    ---------

                                                 265,121      249,215        41,387         5,501      561,224

  Income (loss) before Federal income taxes   $   44,044       65,250       22,784       (32,247)       99,831
                                              ==========   ==========    ==========    ==========    =========

Total assets as of December 31, 2001          $2,565,823    6,204,589      233,647       444,136     9,448,193
                                              ==========   ==========   ==========    ==========    ==========

                                       28
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 2000
                                               ---------------------------------------------------------------
                                               INDIVIDUAL   PENSION
                                                  LIFE        AND        OTHER
                                               INSURANCE   ANNUITIES    INSURANCE    CORPORATE        TOTAL
                                              ----------   ----------   ----------   ----------    ----------
Revenues:
  Traditional life insurance premiums         $  105,171         --         31,020         --         136,191
  Accident and health insurance premiums            --           --         26,001         --          26,001
  Annuity premiums and charges                      --         46,100         --           --          46,100
  Universal life policy charges                   60,508         --           --           --          60,508
  Net investment income                          124,385      258,834        8,918       10,697       402,834
  Net realized losses on investments                --           --           --         (4,788)       (4,788)
  Other income                                       131       10,971         --          7,600        18,702
                                              ----------   ----------   ----------   ----------    ----------
                                                 290,195      315,905       65,939       13,509       685,548
                                              ----------   ----------   ----------   ----------    ----------

Benefits and expenses:
  Benefits and claims                            164,690      215,896       46,947         --         427,533
  Provision for policyholders' dividends on
   participating policies                         26,623           18            5         --          26,646
  Operating expenses                              44,939       34,144       14,476       18,128       111,687
                                              ----------   ----------   ----------   ----------    ----------

                                                 236,252      250,058       61,428       18,128       565,866

  Income (loss) before Federal income taxes   $   53,943       65,847        4,511       (4,619)      119,682
                                              ==========   ==========   ==========   ==========    ==========

Total assets as of December 31, 2000          $2,225,182    5,086,540      177,419      319,688     7,808,829
                                              ==========   ==========   ==========   ==========    ==========

                                       29
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 1999
                                              --------------------------------------------------------------
                                              INDIVIDUAL    PENSION
                                                LIFE          AND         OTHER
                                              INSURANCE     ANNUITIES   INSURANCE     CORPORATE      TOTAL
                                              ----------   ----------   ----------   ----------   ----------
Revenues:
  Traditional life insurance premiums         $  101,019         --         30,260         --        131,279
  Accident and health insurance premiums            --           --         25,530         --         25,530
  Annuity premiums and charges                      --         36,931         --           --         36,931
  Universal life policy charges                   66,189         --           --           --         57,525
  Net investment income                          118,147      265,808        8,756       21,436      414,147
  Net realized losses on investments                --           --           --         26,484       26,484
  Other income                                       172       14,355         --           --         14,527
                                              ----------   ----------   ----------   ----------   ----------
                                                 285,527      317,094       64,546       47,920      706,423
                                              ----------   ----------   ----------   ----------   ----------

Benefits and expenses:
  Benefits and claims                            160,284      206,575       49,048         --        407,243
  Provision for policyholders' dividends on
   participating policies                         27,563           19         --           --         27,582
  Operating expenses                              46,148       46,743       14,102       14,227      121,220
                                              ----------   ----------   ----------   ----------   ----------
                                                 233,995      253,337       63,150       14,227      556,045

  Income before Federal income taxes          $   51,532       63,757        1,396       33,693      150,378
                                              ==========   ==========   ==========   ==========   ==========

Total assets as of December 31, 1999          $2,145,787    4,913,534      159,131      299,933    7,518,385
                                              ==========   ==========   ==========   ==========   ==========

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                                                MONEY
                                                                 EQUITY         MARKET          BOND           OMNI
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..............  $34,182,437     $5,907,169     $4,053,169    $16,040,915
                                                              ===========     ==========     ==========    ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).................   33,458,207      5,076,343      4,013,615     15,698,639
  Annuity reserves for contracts in payment period..........      724,230        830,826         39,554        342,276
                                                              -----------     ----------     ----------    -----------
Total contract owners' equity...............................  $34,182,437     $5,907,169     $4,053,169    $16,040,915
                                                              ===========     ==========     ==========    ===========

                                                                                 CAPITAL
                                                              INTERNATIONAL   APPRECIATION      SMALL CAP
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                              -------------   -------------   -------------
Assets -- Investments at market value (note 2)..............   $13,865,368     $12,843,335     $11,633,638
                                                               ===========     ===========     ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    13,854,179      12,795,434      11,633,638
  Annuity reserves for contracts in payment period..........        11,189          47,901               0
                                                               -----------     -----------     -----------
Total contract owners' equity...............................   $13,865,368     $12,843,335     $11,633,638
                                                               ===========     ===========     ===========

                                                              INTERNATIONAL
                                                                 SMALL       AGGRESSIVE        CORE         GROWTH &
                                                                COMPANY        GROWTH         GROWTH         INCOME
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              -----------     ----------     ----------    -----------
Assets -- Investments at market value (note 2)..............  $ 3,039,544     $1,253,313     $2,068,925    $10,453,014
                                                              ===========     ==========     ==========    ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    3,039,544      1,253,313      2,068,925     10,435,377
  Annuity reserves for contracts in payment period..........            0              0              0         17,637
                                                              -----------     ----------     ----------    -----------
Total contract owners' equity...............................  $ 3,039,544     $1,253,313     $2,068,925    $10,453,014
                                                              ===========     ==========     ==========    ===========

                                                                S&P 500          SOCIAL
                                                                 INDEX         AWARENESS       BLUE CHIP
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                               -----------     -----------     -----------
Assets -- Investments at market value (note 2)..............   $14,006,898     $   141,988     $   282,914
                                                               ===========     ===========     ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    13,862,565         141,988         282,914
  Annuity reserves for contracts in payment period..........       144,333               0               0
                                                               -----------     -----------     -----------
Total contract owners' equity...............................   $14,006,898     $   141,988     $   282,914
                                                               ===========     ===========     ===========

                                                                 EQUITY      HIGH INCOME      CAPITAL         NASDAQ
                                                                 INCOME          BOND          GROWTH          100
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..............  $    47,148     $   96,929     $  647,007    $   250,818
                                                              ===========     ==========     ==========    ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).................  $    47,148     $   96,929     $  647,007    $   250,818
                                                              ===========     ==========     ==========    ===========

                                                                              DOW TARGET 10   DOW TARGET 5
                                                                                NOVEMBER         JANUARY
                                                                               SUBACCOUNT      SUBACCOUNT
                                                                              -------------   -------------
Assets -- Investments at market value (note 2)..............                   $    23,316     $    10,674
                                                                               ===========     ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).................                   $    23,316     $    10,674
                                                                               ===========     ===========

                                                              DOW TARGET 5   DOW TARGET 5   DOW TARGET 5   DOW TARGET 5
                                                                FEBRUARY        MARCH          APRIL           MAY
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..............  $     2,225     $      125     $    1,679    $     1,263
                                                              ===========     ==========     ==========    ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).................  $     2,225     $      125     $    1,679    $     1,263
                                                              ===========     ==========     ==========    ===========

                                                              DOW TARGET 5    DOW TARGET 5    DOW TARGET 5
                                                                  JUNE            JULY           AUGUST
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                              -------------   -------------   -------------
Assets -- Investments at market value (note 2)..............   $       136     $       144     $     2,436
                                                               ===========     ===========     ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).................   $       136     $       144     $     2,436
                                                               ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                              DOW TARGET 5   DOW TARGET 5   DOW TARGET 5   DOW TARGET 5
                                                               SEPTEMBER       OCTOBER        NOVEMBER       DECEMBER
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------   ------------   ------------
Assets -- Investments at market value (note 2)..............    $    154       $    168       $ 10,048       $    154
                                                                ========       ========       ========       ========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    $    154       $    168       $ 10,048       $    154
  Annuity reserves for contracts in payment period..........           0              0              0              0
                                                                --------       --------       --------       --------
Total contract owners' equity...............................    $    154       $    168       $ 10,048       $    154
                                                                ========       ========       ========       ========

                                                                 JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                                              ---------------------------------------------
                                                                                WORLDWIDE
                                                                 GROWTH          GROWTH         BALANCED
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                              -------------   -------------   -------------
Assets -- Investments at market value (note 2)..............   $1,980,727      $2,080,653      $2,158,591
                                                               ==========      ==========      ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).................   $1,980,727      $2,080,653      $2,156,467
  Annuity reserves for contracts in payment period..........            0               0           2,124
                                                               ----------      ----------      ----------
Total contract owners' equity...............................   $1,980,727      $2,080,653      $2,158,591
                                                               ==========      ==========      ==========

                                                                    STRONG VARIABLE ANNUITY FUNDS
                                                              ------------------------------------------
                                                              OPPORTUNITY     MULTI CAP       MID-CAP
                                                                   II          VALUE II      GROWTH II
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------   ------------
Assets -- Investments at market value (note 2)..............    $292,014       $292,599       $889,854
                                                                ========       ========       ========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    $289,958       $292,599       $889,854
  Annuity reserves for contracts in payment period..........       2,056              0              0
                                                                --------       --------       --------
Total contract owners' equity...............................    $292,014       $292,599       $889,854
                                                                ========       ========       ========

                                                                                                                MORGAN
                                                                             GOLDMAN SACHS                      STANLEY
                                                              --------------------------------------------   -------------
                                                               VIT GROWTH      VIT CORE       VIT CAPITAL       US REAL
                                                                & INCOME       US EQUITY        GROWTH          ESTATE
                                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                              ------------   -------------   -------------   -------------
Assets -- Investments at market value (note 2)..............    $ 98,396      $   78,756      $   40,588      $  154,838
                                                                ========      ==========      ==========      ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    $ 98,396      $   78,756      $   40,588      $  154,838
  Annuity reserves for contracts in payment period..........           0               0               0               0
                                                                --------      ----------      ----------      ----------
Total contract owners' equity...............................    $ 98,396      $   78,756      $   40,588      $  154,838
                                                                ========      ==========      ==========      ==========

                                                                   LAZARD RETIREMENT            PBHG
                                                              ---------------------------   ------------
                                                                EMERGING        SMALL          TECH &
                                                                 MARKET          CAP            COMM
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------   ------------
Assets -- Investments at market value (note 2)..............    $ 64,352       $737,135       $185,087
                                                                ========       ========       ========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    $ 64,352       $737,135       $185,087
                                                                ========       ========       ========

                                                                          FIDELITY INVESTMENTS
                                                              --------------------------------------------
                                                                  VIP             VIP             VIP
                                                              SERVICE CL 2   SERVICE CL 2    SERVICE CL 2
                                                              MID CAP III      CONTRA II        GROWTH
                                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                              ------------   -------------   -------------
Assets -- Investments at market value (note 2)..............    $739,015      $  100,923      $  377,410
                                                                ========      ==========      ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    $739,015      $  100,923      $  377,410
                                                                ========      ==========      ==========

                                                                  JANUS ASPEN SERIES SERVICE SHARES
                                                              ------------------------------------------
                                                                              WORLDWIDE
                                                                 GROWTH         GROWTH        BALANCED
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------   ------------
Assets -- Investments at market value (note 2)..............    $362,949       $199,682       $397,503
                                                                ========       ========       ========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    $362,949       $199,682       $397,503
                                                                ========       ========       ========

                                                                       MFS INVESTMENT MANAGEMENT
                                                              --------------------------------------------
                                                                  NEW           MID CAP
                                                               DISCOVERY        GROWTH       TOTAL RETURN
                                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                              ------------   -------------   -------------
Assets -- Investments at market value (note 2)..............    $  5,149      $   18,302      $   24,572
                                                                ========      ==========      ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).................    $  5,149      $   18,302      $   24,572
                                                                ========      ==========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                  EQUITY                     MONEY MARKET                      BOND
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           2001           2000           2001           2000           2001           2000
                                        -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends................  $   111,108    $ 2,334,769    $   164,713    $   232,665    $   230,632    $   230,298
  Risk & administrative expense (note
     4)...............................     (420,397)      (460,090)       (37,247)       (35,947)       (36,775)       (35,040)
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net investment activity........     (309,289)     1,874,679        127,466        196,718        193,857        195,258
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........            0        164,578              0              0              0              0
     Realized gain (loss).............     (940,876)      (239,484)           168          2,539        (15,146)       (75,720)
     Unrealized gain (loss)...........   (2,558,920)    (5,445,433)             0              0         65,155         38,010
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net gain (loss) on
          investments.................   (3,499,796)    (5,520,339)           168          2,539         50,009        (37,710)
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $(3,809,085)   $(3,645,660)   $   127,634    $   199,257    $   243,866    $   157,548
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                                   OMNI
                                                SUBACCOUNT
                                        ---------------------------
                                           2001            2000
                                        -----------    ------------
Investment activity:
  Reinvested dividends................  $   344,669    $    359,848
  Risk & administrative expense (note
     4)...............................     (188,630)       (316,065)
                                        -----------    ------------
       Net investment activity........      156,039          43,783
                                        -----------    ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........            0       4,535,699
     Realized gain (loss).............   (1,159,245)      1,677,996
     Unrealized gain (loss)...........   (2,143,898)    (10,872,181)
                                        -----------    ------------
       Net gain (loss) on
          investments.................   (3,303,143)     (4,658,486)
                                        -----------    ------------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $(3,147,104)   $ (4,614,703)
                                        ===========    ============

                                              INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           2001           2000           2001           2000           2001           2000
                                        -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends................  $         0    $ 5,017,698    $    61,163    $ 1,380,404    $         0    $ 1,397,536
  Risk & administrative expense (note
     4)...............................     (182,321)      (309,027)      (125,478)      (100,461)      (128,147)      (208,025)
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net investment activity........     (182,321)     4,708,671        (64,315)     1,279,943       (128,147)     1,189,511
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........            0      1,954,200      1,068,569         10,913              0      2,367,565
     Realized gain (loss).............   (1,364,711)     1,075,879        172,493       (105,080)      (777,694)       837,855
     Unrealized gain (loss)...........   (5,227,442)   (14,949,532)      (198,655)     1,477,230     (2,357,462)    (6,781,429)
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net gain (loss) on
          investments.................   (6,592,153)   (11,919,453)     1,042,407      1,383,063     (3,135,156)    (3,576,009)
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $(6,774,474)   $(7,210,782)   $   978,092    $ 2,663,006    $(3,263,303)   $(2,386,498)
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                        INTERNATIONAL SMALL COMPANY
                                                SUBACCOUNT
                                        ---------------------------
                                           2001            2000
                                        -----------    ------------
Investment activity:
  Reinvested dividends................  $         0    $          0
  Risk & administrative expense (note
     4)...............................      (36,865)        (63,493)
                                        -----------    ------------
       Net investment activity........      (36,865)        (63,493)
                                        -----------    ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........            0         295,558
     Realized gain (loss).............     (114,392)        217,233
     Unrealized gain (loss)...........   (1,243,773)     (2,731,901)
                                        -----------    ------------
       Net gain (loss) on
          investments.................   (1,358,165)     (2,219,110)
                                        -----------    ------------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $(1,395,030)   $ (2,282,603)
                                        ===========    ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                    AGGRESSIVE GROWTH            CORE GROWTH               GROWTH & INCOME
                                                       SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                                  ---------------------   -------------------------   -------------------------
                                                    2001        2000         2001          2000          2001          2000
                                                  ---------   ---------   -----------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................  $  15,133   $       0   $         0   $   500,196   $   146,577   $ 1,440,562
  Risk & administrative expense (note 4)........    (14,845)    (26,636)      (27,246)      (54,301)     (116,835)     (150,942)
                                                  ---------   ---------   -----------   -----------   -----------   -----------
       Net investment activity..................        288     (26,636)      (27,246)      445,895        29,742     1,289,620
                                                  ---------   ---------   -----------   -----------   -----------   -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0           0        21,181       264,805         8,634       425,582
     Realized gain (loss).......................   (162,927)     15,143      (539,070)      245,843      (214,287)      376,037
     Unrealized loss............................   (512,059)   (819,137)   (1,078,224)   (2,136,939)   (1,661,513)   (3,496,600)
                                                  ---------   ---------   -----------   -----------   -----------   -----------
       Net gain on investments..................   (674,986)   (803,994)   (1,596,113)   (1,626,291)   (1,867,166)   (2,694,981)
                                                  ---------   ---------   -----------   -----------   -----------   -----------
          Net decrease in contract owners'
            equity from operations..............  $(674,698)  $(830,630)  $(1,623,359)  $(1,180,396)  $(1,837,424)  $(1,405,361)
                                                  =========   =========   ===========   ===========   ===========   ===========

                                                        S&P 500 INDEX
                                                         SUBACCOUNT
                                                  -------------------------
                                                     2001          2000
                                                  -----------   -----------
Investment activity:
  Reinvested dividends..........................  $   326,484   $   674,958
  Risk & administrative expense (note 4)........     (156,720)     (217,298)
                                                  -----------   -----------
       Net investment activity..................      169,764       457,660
                                                  -----------   -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................            0       166,230
     Realized gain (loss).......................     (439,891)      425,688
     Unrealized loss............................   (2,376,034)   (3,321,234)
                                                  -----------   -----------
       Net gain on investments..................   (2,815,925)   (2,729,316)
                                                  -----------   -----------
          Net decrease in contract owners'
            equity from operations..............  $(2,646,161)  $(2,271,656)
                                                  ===========   ===========

                                                    SOCIAL AWARENESS              BLUE CHIP                 EQUITY INCOME
                                                       SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                                  ---------------------   -------------------------   -------------------------
                                                    2001        2000         2001          2000          2001          2000
                                                  ---------   ---------   -----------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................  $       0   $       0   $     1,539   $       788   $       471   $       150
  Risk & administrative expense (note 4)........     (1,791)     (3,225)       (2,656)         (776)         (284)         (110)
                                                  ---------   ---------   -----------   -----------   -----------   -----------
       Net investment activity..................     (1,791)     (3,225)       (1,117)           12           187            40
                                                  ---------   ---------   -----------   -----------   -----------   -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................          0           0             0            49             0             0
     Realized loss..............................    (36,013)    (10,059)         (928)         (601)         (651)           (5)
     Unrealized gain (loss).....................    (13,651)    (20,851)       (7,392)        7,319          (786)       (3,000)
                                                  ---------   ---------   -----------   -----------   -----------   -----------
       Net gain (loss) on investments...........    (49,664)    (30,910)       (8,320)        6,767        (1,437)       (3,005)
                                                  ---------   ---------   -----------   -----------   -----------   -----------
          Net increase (decrease) in contract
            owners' equity from operations......  $ (51,455)  $ (34,135)  $    (9,437)  $     6,779   $    (1,250)  $    (2,965)
                                                  =========   =========   ===========   ===========   ===========   ===========

                                                      HIGH INCOME BOND
                                                         SUBACCOUNT
                                                  -------------------------
                                                     2001          2000
                                                  -----------   -----------
Investment activity:
  Reinvested dividends..........................  $    29,224   $     2,554
  Risk & administrative expense (note 4)........       (1,833)         (273)
                                                  -----------   -----------
       Net investment activity..................       27,391         2,281
                                                  -----------   -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................            0             0
     Realized loss..............................      (23,003)       (2,566)
     Unrealized gain (loss).....................       (9,886)       (2,015)
                                                  -----------   -----------
       Net gain (loss) on investments...........      (32,889)       (4,581)
                                                  -----------   -----------
          Net increase (decrease) in contract
            owners' equity from operations......  $    (5,498)  $    (2,300)
                                                  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                       CAPITAL GROWTH                NASDAQ 100
                                                         SUBACCOUNT                  SUBACCOUNT
                                                  -------------------------   -------------------------
                                                     2001          2000          2001         2000(b)
                                                  -----------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................   $       0     $       0     $      0      $      0
  Risk & administrative expense (note 4)........      (8,250)      (10,538)      (3,068)         (679)
                                                   ---------     ---------     --------      --------
       Net investment activity..................      (8,250)      (10,538)      (3,068)         (679)
                                                   ---------     ---------     --------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................           0           660            0             0
     Realized gain (loss).......................    (256,736)       (7,431)    (110,209)       (2,209)
     Unrealized gain (loss).....................      63,786      (409,134)      21,694       (75,970)
                                                   ---------     ---------     --------      --------
       Net gain (loss) on investments...........    (192,950)     (415,905)     (88,515)      (78,179)
                                                   ---------     ---------     --------      --------
          Net increase (decrease) in contract
            owners' equity from operations......   $(201,200)    $(426,443)    $(91,583)     $(78,858)
                                                   =========     =========     ========      ========

                                                              DOW TARGET 10
                                                  --------------------------------------
                                                    AUGUST             NOVEMBER
                                                  SUBACCOUNT          SUBACCOUNT
                                                  ----------   -------------------------
                                                   2001(a)        2001         2000(a)
                                                  ----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................   $    57       $   89         $  94
  Risk & administrative expense (note 4)........       (27)         (39)          (55)
                                                   -------       ------         -----
       Net investment activity..................        30           50            39
                                                   -------       ------         -----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................         0            0             0
     Realized gain (loss).......................    (1,433)           2          (589)
     Unrealized gain (loss).....................         0        1,065          (102)
                                                   -------       ------         -----
       Net gain (loss) on investments...........    (1,433)       1,067          (691)
                                                   -------       ------         -----
          Net increase (decrease) in contract
            owners' equity from operations......   $(1,403)      $1,117         $(652)
                                                   =======       ======         =====

                                                                             DOW TARGET 5
                                                  ------------------------------------------------------------------
                                                           JANUARY                    FEBRUARY              MARCH
                                                         SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                                  -------------------------   -------------------------   ----------
                                                     2001         2000(a)        2001         2000(a)      2001(a)
                                                  -----------   -----------   -----------   -----------   ----------
Investment activity:
  Reinvested dividends..........................     $ 210        $   296        $  46         $ 24          $  2
  Risk & administrative expense (note 4)........      (123)          (104)         (24)          (6)            0
                                                     -----        -------        -----         ----          ----
       Net investment activity..................        87            192           22           18             2
                                                     -----        -------        -----         ----          ----
     Realized & unrealized gain (loss) on
       investments:
     Reinvested capital gains...................       362              0          228            0            28
     Realized gain (loss).......................        23           (315)          17          (14)           (6)
     Unrealized gain (loss).....................      (957)         1,314         (306)         310           (34)
                                                     -----        -------        -----         ----          ----
       Net gain (loss) on investments...........      (572)           999          (61)         296           (12)
                                                     -----        -------        -----         ----          ----
          Net increase (decrease) in contract
            owners' equity from operations......     $(485)       $ 1,191        $ (39)        $314          $(10)
                                                     =====        =======        =====         ====          ====

                                                        DOW TARGET 5
                                                  -------------------------
                                                            APRIL
                                                         SUBACCOUNT
                                                  -------------------------
                                                     2001         2000(a)
                                                  -----------   -----------
Investment activity:
  Reinvested dividends..........................     $  24         $  6
  Risk & administrative expense (note 4)........       (14)          (2)
                                                     -----         ----
       Net investment activity..................        10            4
                                                     -----         ----
     Realized & unrealized gain (loss) on
       investments:
     Reinvested capital gains...................       343            0
     Realized gain (loss).......................        17          (25)
     Unrealized gain (loss).....................      (612)          83
                                                     -----         ----
       Net gain (loss) on investments...........      (252)          58
                                                     -----         ----
          Net increase (decrease) in contract
            owners' equity from operations......     $(242)        $ 62
                                                     =====         ====

---------------

(a) See Note 3 for inception date.

(b) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                             DOW TARGET 5
                                                  -------------------------------------------------------------------
                                                        MAY              JUNE             JULY            AUGUST
                                                    SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  ---------------   --------------   --------------   ---------------
                                                  2001    2000(a)   2001   2000(a)   2001   2000(a)   2001    2000(a)
                                                  -----   -------   ----   -------   ----   -------   -----   -------
Investment activity:
  Reinvested dividends..........................  $  22    $ 21     $  2     $ 1     $  1   $     1   $  32    $  9
  Risk & administrative expense (note 4)........    (15)     (6)      (1)      0       (1)        0     (19)     (4)
                                                  -----    ----     ----     ---     ----   -------   -----    ----
       Net investment activity..................      7      15        1       1        0         1      13       5
                                                  -----    ----     ----     ---     ----   -------   -----    ----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................    321       0       17       0       16         0      97       0
     Realized gain (loss).......................      3     (48)      (1)      0        0         0      (4)     21
     Unrealized gain (loss).....................   (480)    319      (39)      8      (31)        8    (180)    160
                                                  -----    ----     ----     ---     ----   -------   -----    ----
       Net gain (loss) on investments...........   (156)    271      (23)      8      (15)        8     (87)    181
                                                  -----    ----     ----     ---     ----   -------   -----    ----
          Net increase (decrease) in contract
            owners' equity from operations......  $(149)   $286     $(22)    $ 9     $(15)  $     9   $ (74)   $186
                                                  =====    ====     ====     ===     ====   =======   =====    ====

                                                                             DOW TARGET 5
                                                  -------------------------------------------------------------------
                                                     SEPTEMBER         OCTOBER          NOVEMBER         DECEMBER
                                                    SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  ---------------   --------------   --------------   ---------------
                                                  2001    2000(a)   2001   2000(a)   2001    2000     2001    2000
                                                  -----   -------   ----   -------   ----   -------   -----   -------
Investment activity:
  Reinvested dividends..........................  $   1    $  0     $  2     $ 0     $124   $   172   $   0    $  0
  Risk & administrative expense (note 4)........     (1)      0       (1)      0      (82)      (61)      0       0
                                                  -----    ----     ----     ---     ----   -------   -----    ----
       Net investment activity..................      0       0        1       0       42       111       0       0
                                                  -----    ----     ----     ---     ----   -------   -----    ----
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................      0       0        0       0        0         0       8       1
     Realized gain (loss).......................      0       0        0       0       30       (50)      3       0
     Unrealized gain (loss).....................     (2)      6        9       8      168    (1,123)    (10)      2
                                                  -----    ----     ----     ---     ----   -------   -----    ----
       Net gain (loss) on investments...........     (2)      6        9       8      198    (1,173)      1       3
                                                  -----    ----     ----     ---     ----   -------   -----    ----
          Net increase (decrease) in contract
            owners' equity from operations......  $  (2)   $  6     $ 10     $ 8     $240   $(1,062)  $   1    $  3
                                                  =====    ====     ====     ===     ====   =======   =====    ====

---------------

(a) See Note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                  JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                                  -----------------------------------------------------------------------
                                                         GROWTH              WORLDWIDE GROWTH             BALANCED
                                                       SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                  ---------------------   -----------------------   ---------------------
                                                    2001        2000        2001         2000         2001        2000
                                                  ---------   ---------   ---------   -----------   ---------   ---------
Investment activity:
  Reinvested dividends..........................  $   1,658   $  76,856   $  11,970   $    65,181   $  59,608   $ 113,175
  Risk & administrative expense (note 4)........    (26,927)    (30,643)    (26,814)      (30,704)    (23,220)    (19,184)
                                                  ---------   ---------   ---------   -----------   ---------   ---------
       Net investment activity..................    (25,269)     46,213     (14,844)       34,477      36,388      93,991
                                                  ---------   ---------   ---------   -----------   ---------   ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................      5,023     180,459           0       210,449           0     114,401
     Realized gain (loss).......................   (415,562)      4,080    (420,506)        3,258    (112,986)     (3,928)
     Unrealized loss............................   (377,216)   (877,896)   (319,795)   (1,001,863)    (66,390)   (284,240)
                                                  ---------   ---------   ---------   -----------   ---------   ---------
       Net loss on investments..................   (787,755)   (693,357)   (740,301)     (788,156)   (179,376)   (173,767)
                                                  ---------   ---------   ---------   -----------   ---------   ---------
          Net decrease in contract owners'
            equity from operations..............  $(813,024)  $(647,144)  $(755,145)  $  (753,679)  $(142,988)  $ (79,776)
                                                  =========   =========   =========   ===========   =========   =========

                                                  STRONG VARIABLE ANNUITY
                                                           FUNDS
                                                  -----------------------
                                                      OPPORTUNITY II
                                                        SUBACCOUNT
                                                  -----------------------
                                                     2001         2000
                                                  ----------   ----------
Investment activity:
  Reinvested dividends..........................   $  1,053     $    448
  Risk & administrative expense (note 4)........     (2,717)      (1,263)
                                                   --------     --------
       Net investment activity..................     (1,664)        (815)
                                                   --------     --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................     44,523       24,338
     Realized gain (loss).......................     (9,286)       2,303
     Unrealized loss............................    (48,412)     (21,841)
                                                   --------     --------
       Net loss on investments..................    (13,175)       4,800
                                                   --------     --------
          Net decrease in contract owners'
            equity from operations..............   $(14,839)    $  3,985
                                                   ========     ========

                                                           STRONG VARIABLE ANNUITY FUNDS                GOLDMAN SACHS
                                                  -----------------------------------------------   ---------------------
                                                   MULTI CAP VALUE II        MID-CAP GROWTH II       VIT GROWTH & INCOME
                                                       SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                  ---------------------   -----------------------   ---------------------
                                                    2001        2000        2001         2000         2001        2000
                                                  ---------   ---------   ---------   -----------   ---------   ---------
Investment activity:
  Reinvested dividends..........................  $      11   $     884   $       0   $         0   $     467   $     334
  Risk & administrative expense (note 4)........     (2,359)     (1,836)    (10,398)       (8,676)     (1,002)       (567)
                                                  ---------   ---------   ---------   -----------   ---------   ---------
       Net investment activity..................     (2,348)       (952)    (10,398)       (8,676)       (535)       (233)
                                                  ---------   ---------   ---------   -----------   ---------   ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................         96           0           0        98,365           0           0
     Realized gain (loss).......................     13,355          51    (149,807)       12,418      (2,619)        240
     Unrealized gain (loss).....................     22,419       6,100    (248,300)     (380,861)     (6,092)     (4,418)
                                                  ---------   ---------   ---------   -----------   ---------   ---------
       Net gain (loss) on investments...........     35,870       6,151    (398,107)     (270,078)     (8,711)     (4,178)
                                                  ---------   ---------   ---------   -----------   ---------   ---------
          Net increase (decrease) in contract
            owners' equity from operations......  $  33,522   $   5,199   $(408,505)  $  (278,754)  $  (9,246)  $  (4,411)
                                                  =========   =========   =========   ===========   =========   =========

                                                  -------------------
                                                  VIT CORE US EQUITY
                                                      SUBACCOUNT
                                                  -------------------
                                                    2001       2000
                                                  --------   --------
Investment activity:
  Reinvested dividends..........................  $    356   $    770
  Risk & administrative expense (note 4)........    (1,104)    (1,270)
                                                  --------   --------
       Net investment activity..................      (748)      (500)
                                                  --------   --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................         0        687
     Realized gain (loss).......................   (10,533)       522
     Unrealized gain (loss).....................    (3,155)   (14,536)
                                                  --------   --------
       Net gain (loss) on investments...........   (13,688)   (13,327)
                                                  --------   --------
          Net increase (decrease) in contract
            owners' equity from operations......  $(14,436)  $(13,827)
                                                  ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                      GOLDMAN SACHS        MORGAN STANLEY      LAZARD RETIREMENT
                                                  ---------------------   -----------------   -------------------
                                                   VIT CAPITAL GROWTH      US REAL ESTATE       EMERGING MARKET
                                                       SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                  ---------------------   -----------------   -------------------
                                                    2001       2000(d)     2001      2000       2001       2000
                                                  ---------   ---------   -------   -------   --------   --------
Investment activity:
  Reinvested dividends..........................  $      67   $      56   $ 5,669   $ 4,240   $    319   $     90
  Risk & administrative expense (note 4)........       (483)       (413)   (1,781)   (2,204)      (974)      (421)
                                                  ---------   ---------   -------   -------   --------   --------
       Net investment activity..................       (416)       (357)    3,888     2,036       (655)      (331)
                                                  ---------   ---------   -------   -------   --------   --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................        137       2,981     1,266     1,189          0      1,962
     Realized gain (loss).......................     (3,655)        192    15,386    22,732    (20,622)    (2,148)
     Unrealized loss............................     (4,331)     (6,287)   (7,050)   21,904      4,605    (16,135)
                                                  ---------   ---------   -------   -------   --------   --------
       Net loss on investments..................     (7,849)     (3,114)    9,602    45,825    (16,017)   (16,321)
                                                  ---------   ---------   -------   -------   --------   --------
          Net decrease in contract owners'
            equity from operations..............  $  (8,265)  $  (3,471)  $13,490   $47,861   $(16,672)  $(16,652)
                                                  =========   =========   =======   =======   ========   ========

                                                  LAZARD RETIREMENT
                                                  ------------------
                                                      SMALL CAP
                                                      SUBACCOUNT
                                                  ------------------
                                                    2001      2000
                                                  --------   -------
Investment activity:
  Reinvested dividends..........................  $    470   $   329
  Risk & administrative expense (note 4)........    (4,579)   (1,057)
                                                  --------   -------
       Net investment activity..................    (4,109)     (728)
                                                  --------   -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................    40,969     1,250
     Realized gain (loss).......................    17,075       755
     Unrealized loss............................    40,525    15,543
                                                  --------   -------
       Net loss on investments..................    98,569    17,548
                                                  --------   -------
          Net decrease in contract owners'
            equity from operations..............  $ 94,460   $16,820
                                                  ========   =======

                                                                                           FIDELITY INVESTMENTS
                                                          PBHG            -------------------------------------------------------
                                                  ---------------------   VIP SERVICE CL 2 MID CAP
                                                       TECH & COMM                   III              VIP SERVICE CL 2 CONTRA II
                                                       SUBACCOUNT                SUBACCOUNT                   SUBACCOUNT
                                                  ---------------------   -------------------------   ---------------------------
                                                    2001       2000(b)       2001         2000(b)         2001         2000(b)
                                                  ---------   ---------   -----------   -----------   ------------   ------------
Investment activity:
  Reinvested dividends..........................  $       0   $       0     $     0       $   921       $    574       $      0
  Risk & administrative expense (note 4)........     (2,846)     (1,558)     (6,198)         (533)          (959)           (78)
                                                  ---------   ---------     -------       -------       --------       --------
       Net investment activity..................     (2,846)     (1,558)     (6,198)          388           (385)           (78)
                                                  ---------   ---------     -------       -------       --------       --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................    114,200      18,025           0             0          2,153              0
     Realized gain (loss).......................   (219,640)     10,114      (5,126)       (1,335)          (183)           (52)
     Unrealized gain (loss).....................   (151,735)   (247,394)     10,746        15,856        (13,236)         1,704
                                                  ---------   ---------     -------       -------       --------       --------
       Net gain (loss) on investments...........   (257,175)   (219,255)      5,620        14,521        (11,266)         1,652
                                                  ---------   ---------     -------       -------       --------       --------
          Net increase (decrease) in contract
            owners' equity from operations......  $(260,021)  $(220,813)    $  (578)      $14,909       $(11,651)      $  1,574
                                                  =========   =========     =======       =======       ========       ========

                                                    FIDELITY INVESTMENTS
                                                  ------------------------

                                                  VIP SERVICE CL 2 GROWTH
                                                         SUBACCOUNT
                                                  ------------------------
                                                     2001        2000(b)
                                                  -----------   ----------
Investment activity:
  Reinvested dividends..........................   $    171      $     0
  Risk & administrative expense (note 4)........     (3,167)        (291)
                                                   --------      -------
       Net investment activity..................     (2,996)        (291)
                                                   --------      -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................     16,061            0
     Realized gain (loss).......................     (5,139)        (649)
     Unrealized gain (loss).....................    (56,535)      (6,855)
                                                   --------      -------
       Net gain (loss) on investments...........    (45,613)      (7,504)
                                                   --------      -------
          Net increase (decrease) in contract
            owners' equity from operations......   $(48,609)     $(7,795)
                                                   ========      =======

---------------

(b) Period from May 1, 2000, date of commencement of operations

(d) Period from November 1, 1999, date of commencement of operations.


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                 JANUS ASPEN SERIES SERVICE SHARES
                                                  ----------------------------------------------------------------
                                                         GROWTH           WORLDWIDE GROWTH          BALANCED
                                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                  --------------------   -------------------   -------------------
                                                    2001      2000(b)      2001     2000(b)      2001     2000(b)
                                                  ---------   --------   --------   --------   --------   --------
Investment activity:
  Reinvested dividends..........................  $       0   $  1,959   $    569   $  1,842   $  5,650   $ 2,674
  Risk & administrative expense (note 4)........     (3,511)      (899)    (2,203)    (1,038)    (2,780)     (502)
                                                  ---------   --------   --------   --------   --------   -------
       Net investment activity..................     (3,511)     1,060     (1,634)       804      2,870     2,172
                                                  ---------   --------   --------   --------   --------   -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................        645      5,224          0      7,214          0     2,259
     Realized loss..............................     (8,420)    (1,561)   (20,525)    (1,685)    (4,323)     (214)
     Unrealized loss............................    (89,355)   (37,873)   (37,743)   (51,359)   (12,525)   (8,555)
                                                  ---------   --------   --------   --------   --------   -------
       Net loss on investments..................    (97,130)   (34,210)   (58,268)   (45,830)   (16,848)   (6,510)
                                                  ---------   --------   --------   --------   --------   -------
          Net decrease in contract owners'
            equity from operations..............  $(100,641)  $(33,150)  $(59,902)  $(45,026)  $(13,978)  $(4,338)
                                                  =========   ========   ========   ========   ========   =======

                                                         MFS INVESTMENT MANAGEMENT
                                                  ---------------------------------------
                                                      NEW         MID CAP        TOTAL
                                                   DISCOVERY      GROWTH        RETURN
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                  -----------   -----------   -----------
                                                    2001(c)       2001(c)       2001(c)
                                                  -----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................  $         0   $         0   $         0
     Risk & administrative expense (note 4).....           (5)          (25)          (17)
                                                  -----------   -----------   -----------
       Net investment activity..................           (5)          (25)          (17)
                                                  -----------   -----------   -----------
  Realized & unrealized gain on investments:
     Reinvested capital gains...................            0             0             0
     Realized gain..............................            0             1             2
     Unrealized gain............................          419         1,220           177
                                                  -----------   -----------   -----------
       Net gain on investments..................          419         1,221           179
                                                  -----------   -----------   -----------
          Net increase in contract owners'
            equity from operations..............  $       414   $     1,196   $       162
                                                  ===========   ===========   ===========

---------------

(b) Period from May 1, 2000, date of commencement of operations.

(c) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                             EQUITY SUBACCOUNT          MONEY MARKET SUBACCOUNT           BOND SUBACCOUNT
                                         --------------------------    --------------------------    --------------------------
                                            2001           2000           2001           2000           2001           2000
                                         -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $  (309,289)   $ 1,874,679    $   127,466    $   196,718    $  193,857     $  195,258
  Reinvested capital gains.............            0        164,578              0              0             0              0
  Realized gain (loss).................     (940,876)      (239,484)           168          2,539       (15,146)       (75,720)
  Unrealized gain (loss)...............   (2,558,920)    (5,445,433)             0              0        65,155         38,010
                                         -----------    -----------    -----------    -----------    ----------     ----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................   (3,809,085)    (3,645,660)       127,634        199,257       243,866        157,548
                                         -----------    -----------    -----------    -----------    ----------     ----------
Equity transactions:
  Contract purchase payments...........      586,709        858,688        403,600        171,301       178,732        114,756
  Transfers from fixed & other
     subaccounts.......................    1,605,168      1,851,582      6,228,076      2,487,197     1,259,156          9,627
  Withdrawals, surrenders & contract
     charges (note 5)..................   (3,260,780)    (5,596,191)      (337,824)    (1,219,072)     (280,628)      (653,984)
  Annuity & death benefit payments.....     (743,030)      (720,787)      (109,103)       (97,408)     (101,363)       (39,685)
  Transfers to fixed & other
     subaccounts.......................   (1,777,591)    (3,526,214)    (3,677,078)    (3,464,838)     (373,840)      (517,157)
                                         -----------    -----------    -----------    -----------    ----------     ----------
     Net equity transactions...........   (3,589,524)    (7,132,922)     2,507,671     (2,122,820)      682,057     (1,086,443)
                                         -----------    -----------    -----------    -----------    ----------     ----------
       Net change in contract owners'
          equity.......................   (7,398,609)   (10,778,582)     2,635,305     (1,923,563)      925,923       (928,895)
Contract owners' equity:
  Beginning of period..................   41,581,046     52,359,628      3,271,864      5,195,427     3,127,246      4,056,141
                                         -----------    -----------    -----------    -----------    ----------     ----------
  End of period........................  $34,182,437    $41,581,046    $ 5,907,169    $ 3,271,864    $4,053,169     $3,127,246
                                         ===========    ===========    ===========    ===========    ==========     ==========
Change in units:
  Beginning units......................      942,339      1,077,704        135,595        250,753       152,211        209,526
                                         -----------    -----------    -----------    -----------    ----------     ----------
  Units purchased......................       61,450         61,893        335,638        145,244        47,261          5,205
  Units redeemed.......................     (132,394)      (197,258)      (197,193)      (260,402)      (23,685)       (62,520)
                                         -----------    -----------    -----------    -----------    ----------     ----------
  Ending units.........................      871,395        942,339        274,040        135,595       175,787        152,211
                                         ===========    ===========    ===========    ===========    ==========     ==========

                                               OMNI SUBACCOUNT
                                         ---------------------------
                                            2001            2000
                                         -----------    ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   156,039    $     43,783
  Reinvested capital gains.............            0       4,535,699
  Realized gain (loss).................   (1,159,245)      1,677,996
  Unrealized gain (loss)...............   (2,143,898)    (10,872,181)
                                         -----------    ------------
     Net increase (decrease) in
       contract owners' equity from
       operations......................   (3,147,104)     (4,614,703)
                                         -----------    ------------
Equity transactions:
  Contract purchase payments...........       64,094         294,752
  Transfers from fixed & other
     subaccounts.......................      125,990         256,600
  Withdrawals, surrenders & contract
     charges (note 5)..................   (1,845,759)     (3,475,688)
  Annuity & death benefit payments.....     (659,783)       (744,811)
  Transfers to fixed & other
     subaccounts.......................   (2,655,150)     (3,336,114)
                                         -----------    ------------
     Net equity transactions...........   (4,970,608)     (7,005,261)
                                         -----------    ------------
       Net change in contract owners'
          equity.......................   (8,117,712)    (11,619,964)
Contract owners' equity:
  Beginning of period..................   24,158,627      35,778,591
                                         -----------    ------------
  End of period........................  $16,040,915    $ 24,158,627
                                         ===========    ============
Change in units:
  Beginning units......................      847,326       1,065,152
                                         -----------    ------------
  Units purchased......................        4,933          14,867
  Units redeemed.......................     (212,361)       (232,693)
                                         -----------    ------------
  Ending units.........................      639,898         847,326
                                         ===========    ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                             INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                               SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                       --------------------------    --------------------------    --------------------------
                                          2001           2000           2001           2000           2001           2000
                                       -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity............  $  (182,321)   $ 4,708,671    $   (64,315)   $ 1,279,943    $  (128,147)   $ 1,189,511
  Reinvested capital gains...........            0      1,954,200      1,068,569         10,913              0      2,367,565
  Realized gain (loss)...............   (1,364,711)     1,075,879        172,493       (105,080)      (777,694)       837,855
  Unrealized gain (loss).............   (5,227,442)   (14,949,532)      (198,655)     1,477,230     (2,357,462)    (6,781,429)
                                       -----------    -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity from
       operations....................   (6,774,474)    (7,210,782)       978,092      2,663,006     (3,263,303)    (2,386,498)
                                       -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments.........      189,470        329,024        172,245        229,297        196,903        503,283
  Transfers from fixed & other
     subaccounts.....................      420,917        459,474      1,973,075        970,397        463,839      2,552,246
  Withdrawals, surrenders & contract
     charges (note 5)................   (1,495,477)    (2,033,273)      (788,092)      (606,342)      (829,959)    (1,102,488)
  Annuity & death benefit payments...     (286,405)      (314,506)      (353,264)      (193,656)      (174,841)      (197,087)
  Transfers to fixed & other
     subaccounts.....................   (1,752,623)    (1,226,496)      (871,855)    (2,446,410)    (1,657,183)    (2,063,231)
                                       -----------    -----------    -----------    -----------    -----------    -----------
     Net equity transactions.........   (2,924,118)    (2,785,777)       132,109     (2,046,714)    (2,001,241)      (307,277)
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Net change in contract owners'
          equity.....................   (9,698,592)    (9,996,559)     1,110,201        616,292     (5,264,544)    (2,693,775)
Contract owners' equity:
  Beginning of period................   23,563,960     33,560,519     11,733,134     11,116,842     16,898,182     19,591,957
                                       -----------    -----------    -----------    -----------    -----------    -----------
  End of period......................  $13,865,368    $23,563,960    $12,843,335    $11,733,134    $11,633,638    $16,898,182
                                       ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units....................    1,118,762      1,226,219        523,557        642,561        498,668        506,635
                                       -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased....................       15,954         26,000         83,604         65,537         21,050         74,050
  Units redeemed.....................     (190,977)      (133,457)       (79,593)      (184,541)       (95,069)       (82,017)
                                       -----------    -----------    -----------    -----------    -----------    -----------
  Ending units.......................      943,739      1,118,762        527,568        523,557        424,649        498,668
                                       ===========    ===========    ===========    ===========    ===========    ===========

                                       INTERNATIONAL SMALL COMPANY
                                                SUBACCOUNT
                                       ----------------------------
                                           2001            2000
                                       ------------    ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity............  $   (36,865)    $   (63,493)
  Reinvested capital gains...........            0         295,558
  Realized gain (loss)...............     (114,392)        217,233
  Unrealized gain (loss).............   (1,243,773)     (2,731,901)
                                       -----------     -----------
     Net increase (decrease) in
       contract owners' equity from
       operations....................   (1,395,030)     (2,282,603)
                                       -----------     -----------
Equity transactions:
  Contract purchase payments.........        8,183          86,627
  Transfers from fixed & other
     subaccounts.....................       46,959         817,303
  Withdrawals, surrenders & contract
     charges (note 5)................     (162,565)       (193,889)
  Annuity & death benefit payments...      (20,229)        (80,236)
  Transfers to fixed & other
     subaccounts.....................     (290,931)       (585,751)
                                       -----------     -----------
     Net equity transactions.........     (418,583)         44,054
                                       -----------     -----------
       Net change in contract owners'
          equity.....................   (1,813,613)     (2,238,549)
Contract owners' equity:
  Beginning of period................    4,853,157       7,091,706
                                       -----------     -----------
  End of period......................  $ 3,039,544     $ 4,853,157
                                       ===========     ===========
Change in units:
  Beginning units....................      258,171         260,039
                                       -----------     -----------
  Units purchased....................        1,783          31,007
  Units redeemed.....................      (29,194)        (32,875)
                                       -----------     -----------
  Ending units.......................      230,760         258,171
                                       ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                             AGGRESSIVE GROWTH                CORE GROWTH                 GROWTH & INCOME
                                                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                         --------------------------    --------------------------    --------------------------
                                            2001           2000           2001           2000           2001           2000
                                         -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $      288     $  (26,636)    $   (27,246)   $   445,895    $    29,742    $ 1,289,620
  Reinvested capital gains.............           0              0          21,181        264,805          8,634        425,582
  Realized gain (loss).................    (162,927)        15,143        (539,070)       245,843       (214,287)       376,037
  Unrealized loss......................    (512,059)      (819,137)     (1,078,224)    (2,136,939)    (1,661,513)    (3,496,600)
                                         ----------     ----------     -----------    -----------    -----------    -----------
     Net decrease in contract owners'
       equity from operations..........    (674,698)      (830,630)     (1,623,359)    (1,180,396)    (1,837,424)    (1,405,361)
                                         ----------     ----------     -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments...........      26,079         90,510          34,756        199,319        215,253        449,012
  Transfers from fixed & other
     subaccounts.......................      27,709        466,603         137,258      2,448,964        306,389      1,229,386
  Withdrawals, surrenders & contract
     charges (note 5)..................     (99,922)      (150,644)       (128,356)      (595,420)      (682,026)    (1,178,145)
  Annuity & death benefit payments.....      (8,942)       (61,379)        (35,505)       (41,169)      (137,587)      (147,126)
  Transfers to fixed & other
     subaccounts.......................    (121,727)      (254,995)       (755,563)      (978,524)      (740,175)      (857,631)
                                         ----------     ----------     -----------    -----------    -----------    -----------
     Net equity transactions...........    (176,803)        90,095        (747,410)     1,033,170     (1,038,146)      (504,504)
                                         ----------     ----------     -----------    -----------    -----------    -----------
       Net change in contract owners'
          equity.......................    (851,501)      (740,535)     (2,370,769)      (147,226)    (2,875,570)    (1,909,865)
Contract owners' equity:
  Beginning of period..................   2,104,814      2,845,349       4,439,694      4,586,920     13,328,584     15,238,449
                                         ----------     ----------     -----------    -----------    -----------    -----------
  End of period........................  $1,253,313     $2,104,814     $ 2,068,925    $ 4,439,694    $10,453,014    $13,328,584
                                         ==========     ==========     ===========    ===========    ===========    ===========
Change in units:
  Beginning units......................     203,686        196,035         257,696        218,815        638,123        661,570
                                         ----------     ----------     -----------    -----------    -----------    -----------
  Units purchased......................       6,600         39,674          11,827        104,792         25,125         67,333
  Units redeemed.......................     (29,923)       (32,023)        (68,952)       (65,911)       (83,115)       (90,780)
                                         ----------     ----------     -----------    -----------    -----------    -----------
  Ending units.........................     180,363        203,686         200,571        257,696        580,133        638,123
                                         ==========     ==========     ===========    ===========    ===========    ===========

                                               S&P 500 INDEX
                                                 SUBACCOUNT
                                         --------------------------
                                            2001           2000
                                         -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   169,764    $   457,660
  Reinvested capital gains.............            0        166,230
  Realized gain (loss).................     (439,891)       425,688
  Unrealized loss......................   (2,376,034)    (3,321,234)
                                         -----------    -----------
     Net decrease in contract owners'
       equity from operations..........   (2,646,161)    (2,271,656)
                                         -----------    -----------
Equity transactions:
  Contract purchase payments...........      248,824        840,184
  Transfers from fixed & other
     subaccounts.......................      470,566      1,971,231
  Withdrawals, surrenders & contract
     charges (note 5)..................   (1,350,312)    (2,214,803)
  Annuity & death benefit payments.....     (196,699)      (119,478)
  Transfers to fixed & other
     subaccounts.......................   (1,755,491)    (2,907,273)
                                         -----------    -----------
     Net equity transactions...........   (2,583,112)    (2,430,139)
                                         -----------    -----------
       Net change in contract owners'
          equity.......................   (5,229,273)    (4,701,795)
Contract owners' equity:
  Beginning of period..................   19,236,171     23,937,966
                                         -----------    -----------
  End of period........................  $14,006,898    $19,236,171
                                         ===========    ===========
Change in units:
  Beginning units......................    1,023,160      1,135,341
                                         -----------    -----------
  Units purchased......................       36,005        116,619
  Units redeemed.......................     (190,906)      (228,800)
                                         -----------    -----------
  Ending units.........................      868,259      1,023,160
                                         ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                          SOCIAL AWARENESS                 BLUE CHIP
                                                             SUBACCOUNT                    SUBACCOUNT
                                                     --------------------------    --------------------------
                                                        2001           2000           2001           2000
                                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................   $ (1,791)      $  (3,225)     $ (1,117)      $     12
  Reinvested capital gains.........................          0               0             0             49
  Realized gain (loss).............................    (36,013)        (10,059)         (928)          (601)
  Unrealized gain (loss)...........................    (13,651)        (20,851)       (7,392)         7,319
                                                      --------       ---------      --------       --------
     Net increase (decrease) in contract owners'
       equity from operations......................    (51,455)        (34,135)       (9,437)         6,779
                                                      --------       ---------      --------       --------
Equity transactions:
  Contract purchase payments.......................         75           9,088         4,000        150,316
  Transfers from fixed & other subaccounts.........          0          30,555        69,348         73,310
  Withdrawals, surrenders & contract charges (note
     5)............................................    (15,965)        (29,527)       (9,112)             0
  Annuity & death benefit payments.................     (2,023)        (10,387)          (56)            (3)
  Transfers to fixed & other subaccounts...........    (28,876)        (76,059)       (2,231)             0
                                                      --------       ---------      --------       --------
     Net equity transactions.......................    (46,789)        (76,330)       61,949        223,623
                                                      --------       ---------      --------       --------
       Net change in contract owners' equity.......    (98,244)       (110,465)       52,512        230,402
Contract owners' equity:
  Beginning of period..............................    240,232         350,697       230,402              0
                                                      --------       ---------      --------       --------
  End of period....................................   $141,988       $ 240,232      $282,914       $230,402
                                                      ========       =========      ========       ========
Change in units:
  Beginning units..................................     24,966          31,494        22,245              0
                                                      --------       ---------      --------       --------
  Units purchased..................................          9           2,867         7,845         22,245
  Units redeemed...................................     (6,371)         (9,395)       (1,254)             0
                                                      --------       ---------      --------       --------
  Ending units.....................................     18,604          24,966        28,836         22,245
                                                      ========       =========      ========       ========

                                                           EQUITY INCOME                HIGH INCOME BOND
                                                             SUBACCOUNT                    SUBACCOUNT
                                                     --------------------------    --------------------------
                                                        2001           2000           2001           2000
                                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................    $   187        $    40       $  27,391      $  2,281
  Reinvested capital gains.........................          0              0               0             0
  Realized gain (loss).............................       (651)            (5)        (23,003)       (2,566)
  Unrealized gain (loss)...........................       (786)        (3,000)         (9,886)       (2,015)
                                                       -------        -------       ---------      --------
     Net increase (decrease) in contract owners'
       equity from operations......................     (1,250)        (2,965)         (5,498)       (2,300)
                                                       -------        -------       ---------      --------
Equity transactions:
  Contract purchase payments.......................     20,272          1,012             645         3,610
  Transfers from fixed & other subaccounts.........     14,179         15,971         348,799        85,681
  Withdrawals, surrenders & contract charges (note
     5)............................................       (385)             0         (29,975)            0
  Annuity & death benefit payments.................     (2,064)           (15)            (89)          (13)
  Transfers to fixed & other subaccounts...........       (744)             0        (236,566)      (80,050)
                                                       -------        -------       ---------      --------
     Net equity transactions.......................     31,258         16,968          82,814         9,228
                                                       -------        -------       ---------      --------
       Net change in contract owners' equity.......     30,008         14,003          77,316         6,928
Contract owners' equity:
  Beginning of period..............................     17,140          3,137          19,613        12,685
                                                       -------        -------       ---------      --------
  End of period....................................    $47,148        $17,140       $  96,929      $ 19,613
                                                       =======        =======       =========      ========
Change in units:
  Beginning units..................................      1,813            287           2,071         1,233
                                                       -------        -------       ---------      --------
  Units purchased..................................      4,288          1,527          34,691         8,886
  Units redeemed...................................       (385)            (1)        (26,843)       (8,048)
                                                       -------        -------       ---------      --------
  Ending units.....................................      5,716          1,813           9,919         2,071
                                                       =======        =======       =========      ========

   The accompanying notes are an integral part of these financial statements

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                                                       DOW TARGET 10
                                                                                                                       ------------
                                                                                                                          AUGUST
                                                           CAPITAL GROWTH SUBACCOUNT       NASDAQ 100 SUBACCOUNT        SUBACCOUNT
                                                           --------------------------    --------------------------    ------------
                                                              2001           2000           2001          2000(b)        2001(a)
                                                           -----------    -----------    -----------    -----------    ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity................................  $   (8,250)    $  (10,538)     $  (3,068)     $   (679)       $     30
  Reinvested capital gains...............................           0            660              0             0               0
  Realized gain (loss)...................................    (256,736)        (7,431)      (110,209)       (2,209)         (1,433)
  Unrealized gain (loss).................................      63,786       (409,134)        21,694       (75,970)              0
                                                           ----------     ----------      ---------      --------        --------
     Net increase (decrease) in contract owners' equity
       from operations...................................    (201,200)      (426,443)       (91,583)      (78,858)         (1,403)
                                                           ----------     ----------      ---------      --------        --------
Equity transactions:
  Contract purchase payments.............................      48,249        218,673         56,960        27,951               0
  Transfers from fixed & other subaccounts...............     100,873      1,448,667        499,547       291,338          12,829
  Withdrawals, surrenders & contract charges (note 5)....     (19,645)       (16,749)        (4,306)            0         (11,426)
  Annuity & death benefit payments.......................     (14,319)        (3,394)          (389)           (3)              0
  Transfers to fixed & other subaccounts.................    (351,868)      (333,928)      (433,499)      (16,340)              0
                                                           ----------     ----------      ---------      --------        --------
     Net equity transactions.............................    (236,710)     1,313,269        118,313       302,946           1,403
                                                           ----------     ----------      ---------      --------        --------
       Net change in contract owners' equity.............    (437,910)       886,826         26,730       224,088               0
Contract owners' equity:
  Beginning of period....................................   1,084,917        198,091        224,088             0               0
                                                           ----------     ----------      ---------      --------        --------
  End of period..........................................  $  647,007     $1,084,917      $ 250,818      $224,088        $      0
                                                           ==========     ==========      =========      ========        ========
Change in units:
  Beginning units........................................     104,373         13,953         37,045             0               0
                                                           ----------     ----------      ---------      --------        --------
  Units purchased........................................      15,169        107,587        108,568        37,616           1,140
  Units redeemed.........................................     (45,884)       (17,167)       (83,391)         (571)         (1,140)
                                                           ----------     ----------      ---------      --------        --------
  Ending units...........................................      73,658        104,373         62,222        37,045               0
                                                           ==========     ==========      =========      ========        ========

                                                               DOW TARGET 10
                                                           --------------------------
                                                                    NOVEMBER
                                                                   SUBACCOUNT
                                                           --------------------------
                                                              2001           2000
                                                           -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity................................    $    50        $    39
  Reinvested capital gains...............................          0              0
  Realized gain (loss)...................................          2           (589)
  Unrealized gain (loss).................................      1,065           (102)
                                                             -------        -------
     Net increase (decrease) in contract owners' equity
       from operations...................................      1,117           (652)
                                                             -------        -------
Equity transactions:
  Contract purchase payments.............................     22,199             20
  Transfers from fixed & other subaccounts...............          0              0
  Withdrawals, surrenders & contract charges (note 5)....          0         (6,625)
  Annuity & death benefit payments.......................          0              0
  Transfers to fixed & other subaccounts.................          0            (28)
                                                             -------        -------
     Net equity transactions.............................     22,199         (6,633)
                                                             -------        -------
       Net change in contract owners' equity.............     23,316         (7,285)
Contract owners' equity:
  Beginning of period....................................          0          7,285
                                                             -------        -------
  End of period..........................................    $23,316        $     0
                                                             =======        =======
Change in units:
  Beginning units........................................          0            721
                                                             -------        -------
  Units purchased........................................      2,530              2
  Units redeemed.........................................          0           (723)
                                                             -------        -------
  Ending units...........................................      2,530              0
                                                             =======        =======

---------------

(a) See note 3 for inception date.

(b) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                         DOW TARGET 5
                             ----------------------------------------------------------------------------------------------------
                                                                                           MARCH
                                 JANUARY SUBACCOUNT           FEBRUARY SUBACCOUNT        SUBACCOUNT         APRIL SUBACCOUNT
                             --------------------------    --------------------------    ----------    --------------------------
                                2001          2000(a)         2001          2000(a)         2001          2001          2000(a)
                             -----------    -----------    -----------    -----------    ----------    -----------    -----------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity..............    $    87        $   192        $   22         $   18          $  2         $   10          $  4
  Reinvested capital
     gains.................        362              0           228              0            28            343             0
  Realized gain (loss).....         23           (315)           17            (14)           (6)            17           (25)
  Unrealized gain (loss)...       (957)         1,314          (306)           310           (34)          (612)           83
                               -------        -------        ------         ------          ----         ------          ----
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations..........       (485)         1,191           (39)           314           (10)          (242)           62
                               -------        -------        ------         ------          ----         ------          ----
Equity transactions:
  Contract purchase
     payments..............          4              4           976            975           135          1,585           275
  Transfers from fixed &
     other subaccounts.....          0          9,967             0              0             0              0             0
  Withdrawals, surrenders &
     contract charges (note
     5)....................          0              0             0              0             0              0             0
  Annuity & death benefit
     payments..............         (4)            (3)           (1)             0             0             (1)            0
  Transfers to fixed &
     other subaccounts.....          0              0             0              0             0              0             0
                               -------        -------        ------         ------          ----         ------          ----
     Net equity
       transactions........          0          9,968           975            975           135          1,584           275
                               -------        -------        ------         ------          ----         ------          ----
       Net change in
          contract owners'
          equity...........       (485)        11,159           936          1,289           125          1,342           337
Contract owners' equity:
  Beginning of period......     11,159              0         1,289              0             0            337             0
                               -------        -------        ------         ------          ----         ------          ----
  End of period............    $10,674        $11,159        $2,225         $1,289          $125         $1,679          $337
                               =======        =======        ======         ======          ====         ======          ====
Change in units:
  Beginning units..........        997              0           107              0             0             27             0
                               -------        -------        ------         ------          ----         ------          ----
  Units purchased..........          0            997            82            107            10            127            27
  Units redeemed...........          0              0             0              0             0              0             0
                               -------        -------        ------         ------          ----         ------          ----
  Ending units.............        997            997           189            107            10            154            27
                               =======        =======        ======         ======          ====         ======          ====

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                           DOW TARGET 5
                                                     --------------------------------------------------------
                                                           MAY SUBACCOUNT               JUNE SUBACCOUNT
                                                     --------------------------    --------------------------
                                                        2001          2000(a)         2001          2000(a)
                                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................    $    7         $   15          $  1            $ 1
  Reinvested capital gains.........................       321            (48)           17              0
  Realized gain (loss).............................         3            319            (1)             0
  Unrealized gain (loss)...........................      (480)             0           (39)             8
                                                       ------         ------          ----            ---
     Net increase (decrease) in contract owners'
       equity from operations......................      (149)           286           (22)             9
                                                       ------         ------          ----            ---
Equity transactions:
  Contract purchase payments.......................       100          1,026           100             49
  Transfers from fixed & other subaccounts.........         0              0             0              0
  Withdrawals, surrenders & contract charges (note
     5)............................................         0              0             0              0
  Annuity & death benefit payments.................         0              0             0              0
  Transfers to fixed & other subaccounts...........         0              0             0              0
                                                       ------         ------          ----            ---
     Net equity transactions.......................       100          1,026           100             49
                                                       ------         ------          ----            ---
       Net change in contract owners' equity.......       (49)         1,312            78             58
Contract owners' equity:
  Beginning of period..............................     1,312              0            58              0
                                                       ------         ------          ----            ---
  End of period....................................    $1,263         $1,312          $136            $58
                                                       ======         ======          ====            ===
Change in units:
  Beginning units..................................       103              0             5              0
                                                       ------         ------          ----            ---
  Units purchased..................................         7            103             8              5
  Units redeemed...................................         0              0             0              0
                                                       ------         ------          ----            ---
  Ending units.....................................       110            103            13              5
                                                       ------         ------          ----            ---

                                                                           DOW TARGET 5
                                                     --------------------------------------------------------
                                                          JULY SUBACCOUNT              AUGUST SUBACCOUNT
                                                     --------------------------    --------------------------
                                                        2001          2000(a)         2001          2000(a)
                                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................     $  0            $ 1          $   13         $    5
  Reinvested capital gains.........................       16              0              97              0
  Realized gain (loss).............................        0              0              (4)            21
  Unrealized gain (loss)...........................      (31)             8            (180)           160
                                                        ----            ---          ------         ------
     Net increase (decrease) in contract owners'
       equity from operations......................      (15)             9             (74)           186
                                                        ----            ---          ------         ------
Equity transactions:
  Contract purchase payments.......................      100             50           1,300          1,025
  Transfers from fixed & other subaccounts.........        0              0               0              0
  Withdrawals, surrenders & contract charges (note
     5)............................................        0              0               0              0
  Annuity & death benefit payments.................        0              0              (1)             0
  Transfers to fixed & other subaccounts...........        0              0               0              0
                                                        ----            ---          ------         ------
     Net equity transactions.......................      100             50           1,299          1,025
                                                        ----            ---          ------         ------
       Net change in contract owners' equity.......       85             59           1,225          1,211
Contract owners' equity:
  Beginning of period..............................       59              0           1,211              0
                                                        ----            ---          ------         ------
  End of period....................................     $144            $59          $2,436         $1,211
                                                        ====            ===          ======         ======
Change in units:
  Beginning units..................................        5              0             103              0
                                                        ----            ---          ------         ------
  Units purchased..................................        8              5             102            103
  Units redeemed...................................        0              0               0              0
                                                        ----            ---          ------         ------
  Ending units.....................................       13              5             205            103
                                                        ----            ---          ------         ------

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                           DOW TARGET 5
                                                     --------------------------------------------------------
                                                        SEPTEMBER SUBACCOUNT           OCTOBER SUBACCOUNT
                                                     --------------------------    --------------------------
                                                        2001          2000(a)         2001          2000(a)
                                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................     $  0            $ 0           $  1            $ 0
  Reinvested capital gains.........................        0              0              0              0
  Realized gain (loss).............................        0              0              0              0
  Unrealized gain (loss)...........................       (2)             6              9              8
                                                        ----            ---           ----            ---
     Net increase (decrease) in contract owners'
       equity from operations......................       (2)             6             10              8
                                                        ----            ---           ----            ---
Equity transactions:
  Contract purchase payments.......................      100             50            100             50
  Transfers from fixed & other subaccounts.........        0              0              0              0
  Withdrawals, surrenders & contract charges (note
     5)............................................        0              0              0              0
  Annuity & death benefit payments.................        0              0              0              0
  Transfers to fixed & other subaccounts...........        0              0              0              0
                                                        ----            ---           ----            ---
     Net equity transactions.......................      100             50            100             50
                                                        ----            ---           ----            ---
       Net change in contract owners' equity.......       98             56            110             58
Contract owners' equity:
  Beginning of period..............................       56              0             58              0
                                                        ----            ---           ----            ---
  End of period....................................     $154            $56           $168            $58
                                                        ====            ===           ====            ===
Change in units:
  Beginning units..................................        5              0              5              0
                                                        ----            ---           ----            ---
  Units purchased..................................        8              5              8              5
  Units redeemed...................................        0              0              0              0
                                                        ----            ---           ----            ---
  Ending units.....................................       13              5             13              5
                                                        ====            ===           ====            ===

                                                                           DOW TARGET 5
                                                     --------------------------------------------------------
                                                        NOVEMBER SUBACCOUNT           DECEMBER SUBACCOUNT
                                                     --------------------------    --------------------------
                                                        2001           2000           2001           2000
                                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................    $    42        $   111         $  0            $ 0
  Reinvested capital gains.........................          0              0            8              1
  Realized gain (loss).............................         30            (50)           3              0
  Unrealized gain (loss)...........................        168         (1,123)         (10)             2
                                                       -------        -------         ----            ---
     Net increase (decrease) in contract owners'
       equity from operations......................        240         (1,062)           1              3
                                                       -------        -------         ----            ---
Equity transactions:
  Contract purchase payments.......................      1,960          1,028          100             50
  Transfers from fixed & other subaccounts.........          0              0            0              0
  Withdrawals, surrenders & contract charges (note
     5)............................................          0              0            0              0
  Annuity & death benefit payments.................        (31)           (30)           0              0
  Transfers to fixed & other subaccounts...........          0              0            0              0
                                                       -------        -------         ----            ---
     Net equity transactions.......................      1,929            998          100             50
                                                       -------        -------         ----            ---
       Net change in contract owners' equity.......      2,169            (64)         101             53
Contract owners' equity:
  Beginning of period..............................      7,879          7,943           53              0
                                                       -------        -------         ----            ---
  End of period....................................    $10,048        $ 7,879         $154            $53
                                                       =======        =======         ====            ===
Change in units:
  Beginning units..................................        921            797            5              0
                                                       -------        -------         ----            ---
  Units purchased..................................        243            128            9              5
  Units redeemed...................................         (4)            (4)           0              0
                                                       -------        -------         ----            ---
  Ending units.....................................      1,160            921           14              5
                                                       =======        =======         ====            ===

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                     JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                              --------------------------------------------------------------------------------------
                                                                                 WORLDWIDE GROWTH
                                                  GROWTH SUBACCOUNT                 SUBACCOUNT               BALANCED SUBACCOUNT
                                              --------------------------    --------------------------    --------------------------
                                                 2001           2000           2001           2000           2001           2000
                                              -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $   (25,269)   $   46,213     $   (14,844)   $    34,477    $   36,388     $   93,991
  Reinvested capital gains..................        5,023       180,459               0        210,449             0        114,401
  Realized gain (loss)......................     (415,562)        4,080        (420,506)         3,258      (112,986)        (3,928)
  Unrealized loss...........................     (377,216)     (877,896)       (319,795)    (1,001,863)      (66,390)      (284,240)
                                              -----------    ----------     -----------    -----------    ----------     ----------
     Net increase (decrease) in contract
       owners' equity from operations.......     (813,024)     (647,144)       (755,145)      (753,679)     (142,988)       (79,776)
                                              -----------    ----------     -----------    -----------    ----------     ----------
Equity transactions:
  Contract purchase payments................       39,847       413,935          30,076        276,764        25,479        154,726
  Transfers from fixed & other
     subaccounts............................      304,016     2,979,387         217,868      3,683,665       804,169      1,822,558
  Withdrawals, surrenders & contract charges
     (note 5)...............................     (172,433)      (31,795)       (194,561)      (106,090)     (150,435)      (168,004)
  Annuity & death benefit payments..........      (29,557)      (17,296)        (15,208)       (17,513)      (29,083)       (23,949)
  Transfers to fixed & other subaccounts....     (753,736)     (429,847)       (593,548)      (471,494)     (549,741)       (71,237)
                                              -----------    ----------     -----------    -----------    ----------     ----------
     Net equity transactions................     (611,863)    2,914,384        (555,373)     3,365,332       100,389      1,714,094
                                              -----------    ----------     -----------    -----------    ----------     ----------
       Net change in contract owners'
          equity............................   (1,424,887)    2,267,240      (1,310,518)     2,611,653       (42,599)     1,634,318
Contract owners' equity:
  Beginning of period.......................    3,405,614     1,138,374       3,391,171        779,518     2,201,190        566,872
                                              -----------    ----------     -----------    -----------    ----------     ----------
  End of period.............................  $ 1,980,727    $3,405,614     $ 2,080,653    $ 3,391,171    $2,158,591     $2,201,190
                                              ===========    ==========     ===========    ===========    ==========     ==========
Change in units:
  Beginning units...........................      345,354        97,644         307,130         58,931       206,383         51,413
                                              -----------    ----------     -----------    -----------    ----------     ----------
  Units purchased...........................       31,159       266,088          23,465        271,900        73,853        178,018
  Units redeemed............................     (106,852)      (18,378)        (85,126)       (23,701)      (66,031)       (23,048)
                                              -----------    ----------     -----------    -----------    ----------     ----------
  Ending units..............................      269,661       345,354         245,469        307,130       214,205        206,383
                                              ===========    ==========     ===========    ===========    ==========     ==========

                                               STRONG VARIABLE ANNUITY
                                                        FUNDS
                                              --------------------------

                                              OPPORTUNITY II SUBACCOUNT
                                              --------------------------
                                                 2001           2000
                                              -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................   $ (1,664)      $    (815)
  Reinvested capital gains..................     44,523          24,338
  Realized gain (loss)......................     (9,286)          2,303
  Unrealized loss...........................    (48,412)        (21,841)
                                               --------       ---------
     Net increase (decrease) in contract
       owners' equity from operations.......    (14,839)          3,985
                                               --------       ---------
Equity transactions:
  Contract purchase payments................     27,806          47,279
  Transfers from fixed & other
     subaccounts............................    190,004         391,781
  Withdrawals, surrenders & contract charges
     (note 5)...............................    (14,463)        (48,384)
  Annuity & death benefit payments..........       (254)            (36)
  Transfers to fixed & other subaccounts....    (94,758)       (201,609)
                                               --------       ---------
     Net equity transactions................    108,335         189,031
                                               --------       ---------
       Net change in contract owners'
          equity............................     93,496         193,016
Contract owners' equity:
  Beginning of period.......................    198,518           5,502
                                               --------       ---------
  End of period.............................   $292,014       $ 198,518
                                               ========       =========
Change in units:
  Beginning units...........................     16,853             493
                                               --------       ---------
  Units purchased...........................     17,302          25,816
  Units redeemed............................     (8,331)         (9,456)
                                               --------       ---------
  Ending units..............................     25,824          16,853
                                               ========       =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                STRONG VARIABLE ANNUITY FUNDS
                                                   --------------------------------------------------------
                                                       MULTI CAP VALUE II            MID CAP GROWTH II
                                                           SUBACCOUNT                    SUBACCOUNT
                                                   --------------------------    --------------------------
                                                      2001           2000           2001           2000
                                                   -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................   $  (2,348)     $    (952)    $  (10,398)    $   (8,676)
  Reinvested capital gains.......................          96              0              0         98,365
  Realized gain (loss)...........................      13,355             51       (149,807)        12,418
  Unrealized gain (loss).........................      22,419          6,100       (248,300)      (380,861)
                                                    ---------      ---------     ----------     ----------
     Net increase (decrease) in contract owners'
       equity from operations....................      33,522          5,199       (408,505)      (278,754)
                                                    ---------      ---------     ----------     ----------
Equity transactions:
  Contract purchase payments.....................       3,685         41,188         77,200        362,532
  Transfers from fixed & other subaccounts.......     285,055        351,934        259,017      1,377,860
  Withdrawals, surrenders & contract charges
     (note 5)....................................     (67,838)       (48,268)       (48,980)        (5,648)
  Annuity & death benefit payments...............      (3,500)          (101)        (6,090)        (4,207)
  Transfers to fixed & other subaccounts.........    (161,074)      (152,947)      (255,494)      (291,348)
                                                    ---------      ---------     ----------     ----------
     Net equity transactions.....................      56,328        191,806         25,653      1,439,189
                                                    ---------      ---------     ----------     ----------
       Net change in contract owners' equity.....      89,850        197,005       (382,852)     1,160,435
Contract owners' equity:
  Beginning of period............................     202,749          5,744      1,272,706        112,271
                                                    ---------      ---------     ----------     ----------
  End of period..................................   $ 292,599      $ 202,749     $  889,854     $1,272,706
                                                    =========      =========     ==========     ==========
Change in units:
  Beginning units................................      18,477            559        116,867          8,691
                                                    ---------      ---------     ----------     ----------
  Units purchased................................      26,816         36,479         33,588        114,430
  Units redeemed.................................     (19,476)       (18,561)       (31,198)        (6,254)
                                                    ---------      ---------     ----------     ----------
  Ending units...................................      25,817         18,477        119,257        116,867
                                                    =========      =========     ==========     ==========

                                                                        GOLDMAN SACHS
                                                   --------------------------------------------------------
                                                      VIT GROWTH & INCOME            VIT CORE US EQUITY
                                                           SUBACCOUNT                    SUBACCOUNT
                                                   --------------------------    --------------------------
                                                      2001           2000           2001           2000
                                                   -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................   $   (535)      $   (233)      $   (748)      $   (500)
  Reinvested capital gains.......................          0              0              0            687
  Realized gain (loss)...........................     (2,619)           240        (10,533)           522
  Unrealized gain (loss).........................     (6,092)        (4,418)        (3,155)       (14,536)
                                                    --------       --------       --------       --------
     Net increase (decrease) in contract owners'
       equity from operations....................     (9,246)        (4,411)       (14,436)       (13,827)
                                                    --------       --------       --------       --------
Equity transactions:
  Contract purchase payments.....................      8,988         18,072              0          8,099
  Transfers from fixed & other subaccounts.......     23,044         72,742         13,962         57,440
  Withdrawals, surrenders & contract charges
     (note 5)....................................       (498)        (2,815)       (19,889)        (3,242)
  Annuity & death benefit payments...............     (2,201)           (97)        (8,843)        (7,979)
  Transfers to fixed & other subaccounts.........    (12,339)       (15,123)       (14,677)       (10,036)
                                                    --------       --------       --------       --------
     Net equity transactions.....................     16,994         72,779        (29,447)        44,282
                                                    --------       --------       --------       --------
       Net change in contract owners' equity.....      7,748         68,368        (43,883)        30,455
Contract owners' equity:
  Beginning of period............................     90,648         22,280        122,639         92,184
                                                    --------       --------       --------       --------
  End of period..................................   $ 98,396       $ 90,648       $ 78,756       $122,639
                                                    ========       ========       ========       ========
Change in units:
  Beginning units................................      9,152          2,122         12,549          8,438
                                                    --------       --------       --------       --------
  Units purchased................................      3,667          7,767          1,641          5,651
  Units redeemed.................................     (1,745)          (737)        (4,946)        (1,540)
                                                    --------       --------       --------       --------
  Ending units...................................     11,074          9,152          9,244         12,549
                                                    ========       ========       ========       ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                          GOLDMAN SACHS                 MORGAN STANLEY
                                                    --------------------------    --------------------------
                                                        VIT CAPITAL GROWTH              US REAL ESTATE
                                                            SUBACCOUNT                    SUBACCOUNT
                                                    --------------------------    --------------------------
                                                       2001          2000(d)         2001           2000
                                                    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................   $   (416)       $  (357)      $   3,888      $   2,036
  Reinvested capital gains........................        137          2,981           1,266          1,189
  Realized gain (loss)............................     (3,655)           192          15,386         22,732
  Unrealized gain (loss)..........................     (4,331)        (6,287)         (7,050)        21,904
                                                     --------        -------       ---------      ---------
     Net increase (decrease) in contract owners'
       equity from operations.....................     (8,265)        (3,471)         13,490         47,861
                                                     --------        -------       ---------      ---------
Equity transactions:
  Contract purchase payments......................        343          6,950           1,655         55,188
  Transfers from fixed & other subaccounts........     17,602         48,766          47,007        372,786
  Withdrawals, surrenders & contract charges (note
     5)...........................................     (2,241)        (1,840)         (7,540)        (5,804)
  Annuity & death benefit payments................       (311)           (11)           (325)          (125)
  Transfers to fixed & other subaccounts..........    (16,934)             0        (137,610)      (290,124)
                                                     --------        -------       ---------      ---------
     Net equity transactions......................     (1,541)        53,865         (96,813)       131,921
                                                     --------        -------       ---------      ---------
       Net change in contract owners' equity......     (9,806)        50,394         (83,323)       179,782
Contract owners' equity:
  Beginning of period.............................     50,394              0         238,161         58,379
                                                     --------        -------       ---------      ---------
  End of period...................................   $ 40,588        $50,394       $ 154,838      $ 238,161
                                                     ========        =======       =========      =========
Change in units:
  Beginning units.................................      4,951              0          18,352          5,754
                                                     --------        -------       ---------      ---------
  Units purchased.................................      1,870          5,123           3,568         36,434
  Units redeemed..................................     (2,108)          (172)        (10,948)       (23,836)
                                                     --------        -------       ---------      ---------
  Ending units....................................      4,713          4,951          10,972         18,352
                                                     ========        =======       =========      =========

                                                                       LAZARD RETIREMENT
                                                    --------------------------------------------------------
                                                         EMERGING MARKET                  SMALL CAP
                                                            SUBACCOUNT                    SUBACCOUNT
                                                    --------------------------    --------------------------
                                                       2001           2000           2001           2000
                                                    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................   $    (655)     $   (331)      $  (4,109)     $   (728)
  Reinvested capital gains........................           0         1,962          40,969         1,250
  Realized gain (loss)............................     (20,622)       (2,148)         17,075           755
  Unrealized gain (loss)..........................       4,605       (16,135)         40,525        15,543
                                                     ---------      --------       ---------      --------
     Net increase (decrease) in contract owners'
       equity from operations.....................     (16,672)      (16,652)         94,460        16,820
                                                     ---------      --------       ---------      --------
Equity transactions:
  Contract purchase payments......................         261            88          32,833        11,055
  Transfers from fixed & other subaccounts........     195,065        87,693         726,644       178,693
  Withdrawals, surrenders & contract charges (note
     5)...........................................      (5,690)           (5)        (47,455)          (46)
  Annuity & death benefit payments................         (31)          (18)         (1,957)          (26)
  Transfers to fixed & other subaccounts..........    (155,907)      (28,079)       (234,951)      (46,293)
                                                     ---------      --------       ---------      --------
     Net equity transactions......................      33,698        59,679         475,114       143,383
                                                     ---------      --------       ---------      --------
       Net change in contract owners' equity......      17,026        43,027         569,574       160,203
Contract owners' equity:
  Beginning of period.............................      47,326         4,299         167,561         7,358
                                                     ---------      --------       ---------      --------
  End of period...................................   $  64,352      $ 47,326       $ 737,135      $167,561
                                                     =========      ========       =========      ========
Change in units:
  Beginning units.................................       5,312           343          13,275           698
                                                     ---------      --------       ---------      --------
  Units purchased.................................      20,479         6,199          56,455        16,278
  Units redeemed..................................     (18,097)       (1,230)        (20,006)       (3,701)
                                                     ---------      --------       ---------      --------
  Ending units....................................       7,694         5,312          49,724        13,275
                                                     =========      ========       =========      ========

---------------

(d) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                PBHG                  FIDELITY INVESTMENTS
                                                     --------------------------    --------------------------
                                                                                        VIP SERVICE CL 2
                                                            TECH & COMM                   MID CAP III
                                                             SUBACCOUNT                    SUBACCOUNT
                                                     --------------------------    --------------------------
                                                        2001          2000(b)         2001          2000(b)
                                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................   $  (2,846)     $  (1,558)     $ (6,198)      $    388
  Reinvested capital gains.........................     114,200         18,025             0              0
  Realized gain (loss).............................    (219,640)        10,114        (5,126)        (1,335)
  Unrealized gain (loss)...........................    (151,735)      (247,394)       10,746         15,856
                                                      ---------      ---------      --------       --------
     Net increase (decrease) in contract owners'
       equity from operations......................    (260,021)      (220,813)         (578)        14,909
                                                      ---------      ---------      --------       --------
Equity transactions:
  Contract purchase payments.......................       1,324        229,217        86,673         93,309
  Transfers from fixed & other subaccounts.........     162,282        598,878       455,818        220,611
  Withdrawals, surrenders & contract charges (note
     5)............................................      (3,766)          (623)      (25,466)             0
  Annuity & death benefit payments.................      (2,901)          (174)       (2,010)           (16)
  Transfers to fixed & other subaccounts...........    (177,810)      (140,506)      (86,468)       (17,767)
                                                      ---------      ---------      --------       --------
     Net equity transactions.......................     (20,871)       686,792       428,547        296,137
                                                      ---------      ---------      --------       --------
       Net change in contract owners' equity.......    (280,892)       465,979       427,969        311,046
Contract owners' equity:
  Beginning of period..............................     465,979              0       311,046              0
                                                      ---------      ---------      --------       --------
  End of period....................................   $ 185,087      $ 465,979      $739,015       $311,046
                                                      =========      =========      ========       ========
Change in units:
  Beginning units..................................      87,161              0        27,843              0
                                                      ---------      ---------      --------       --------
  Units purchased..................................      39,032         94,593        49,745         27,844
  Units redeemed...................................     (52,853)        (7,432)       (8,301)            (1)
                                                      ---------      ---------      --------       --------
  Ending units.....................................      73,340         87,161        69,287         27,843
                                                      =========      =========      ========       ========

                                                                       FIDELITY INVESTMENTS
                                                     --------------------------------------------------------
                                                          VIP SERVICE CL 2              VIP SERVICE CL 2
                                                             CONTRA II                       GROWTH
                                                             SUBACCOUNT                    SUBACCOUNT
                                                     --------------------------    --------------------------
                                                        2001          2000(b)         2001          2000(b)
                                                     -----------    -----------    -----------    -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................   $   (385)       $   (78)      $ (2,996)      $   (291)
  Reinvested capital gains.........................      2,153              0         16,061              0
  Realized gain (loss).............................       (183)           (52)        (5,139)          (649)
  Unrealized gain (loss)...........................    (13,236)         1,704        (56,535)        (6,855)
                                                      --------        -------       --------       --------
     Net increase (decrease) in contract owners'
       equity from operations......................    (11,651)         1,574        (48,609)        (7,795)
                                                      --------        -------       --------       --------
Equity transactions:
  Contract purchase payments.......................      5,119         68,600         37,486        139,265
  Transfers from fixed & other subaccounts.........     27,606         12,983        183,114        112,504
  Withdrawals, surrenders & contract charges (note
     5)............................................     (1,753)             0         (1,617)          (467)
  Annuity & death benefit payments.................        (32)             0           (270)            (1)
  Transfers to fixed & other subaccounts...........       (167)        (1,356)       (36,200)             0
                                                      --------        -------       --------       --------
     Net equity transactions.......................     30,773         80,227        182,513        251,301
                                                      --------        -------       --------       --------
       Net change in contract owners' equity.......     19,122         81,801        133,904        243,506
Contract owners' equity:
  Beginning of period..............................     81,801              0        243,506              0
                                                      --------        -------       --------       --------
  End of period....................................   $100,923        $81,801       $377,410       $243,506
                                                      ========        =======       ========       ========
Change in units:
  Beginning units..................................      8,849              0         28,739              0
                                                      --------        -------       --------       --------
  Units purchased..................................      3,973          8,849         30,175         28,790
  Units redeemed...................................       (214)             0         (4,100)           (51)
                                                      --------        -------       --------       --------
  Ending units.....................................     12,608          8,849         54,814         28,739
                                                      ========        =======       ========       ========

---------------

(b) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                     JANUS ASPEN SERIES SERVICE SHARES
                                           --------------------------------------------------------------------------------------
                                                     GROWTH                   WORLDWIDE GROWTH                  BALANCED
                                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                           --------------------------    --------------------------    --------------------------
                                              2001          2000(b)         2001          2000(b)         2001          2000(b)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................   $  (3,511)     $  1,060       $ (1,634)      $    804       $  2,870       $  2,172
  Reinvested capital gains...............         645         5,224              0          7,214              0          2,259
  Realized loss..........................      (8,420)       (1,561)       (20,525)        (1,685)        (4,323)          (214)
  Unrealized loss........................     (89,355)      (37,873)       (37,743)       (51,359)       (12,525)        (8,555)
                                            ---------      --------       --------       --------       --------       --------
     Net decrease in contract owners'
      equity from operations.............    (100,641)      (33,150)       (59,902)       (45,026)       (13,978)        (4,338)
                                            ---------      --------       --------       --------       --------       --------
Equity transactions:
  Contract purchase payments.............     177,521       327,354         38,279        316,802        284,974        149,864
  Transfers from fixed & other
     subaccounts.........................      18,632        15,024         19,859         10,746         16,616         14,704
  Withdrawals, surrenders & contract
     charges (note 5)....................      (4,001)            0         (4,705)             0         (6,090)        (1,279)
  Annuity & death benefit payments.......        (972)            0           (142)             0           (246)             0
  Transfers to fixed & other
     subaccounts.........................     (23,099)      (13,719)       (33,532)       (42,697)       (29,802)       (12,922)
                                            ---------      --------       --------       --------       --------       --------
     Net equity transactions.............     168,081       328,659         19,759        284,851        265,452        150,367
                                            ---------      --------       --------       --------       --------       --------
       Net change in contract owners'
        equity...........................      67,440       295,509        (40,143)       239,825        251,474        146,029
Contract owners' equity:
  Beginning of period....................     295,509             0        239,825              0        146,029              0
                                            ---------      --------       --------       --------       --------       --------
  End of period..........................   $ 362,949      $295,509       $199,682       $239,825       $397,503       $146,029
                                            =========      ========       ========       ========       ========       ========
Change in units:
  Beginning units........................      36,504             0         29,972              0         14,980              0
                                            ---------      --------       --------       --------       --------       --------
  Units purchased........................      27,994        37,549          8,858         33,834         32,345         15,671
  Units redeemed.........................      (4,169)       (1,045)        (6,250)        (3,862)        (3,990)          (691)
                                            ---------      --------       --------       --------       --------       --------
  Ending units...........................      60,329        36,504         32,580         29,972         43,335         14,980
                                            =========      ========       ========       ========       ========       ========

---------------

(b) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                       MFS INVESTMENT MANAGEMENT
                                                              --------------------------------------------
                                                                  NEW           MID CAP          TOTAL
                                                               DISCOVERY         GROWTH          RETURN
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                              ------------    ------------    ------------
                                                                2001(c)         2001(c)         2001(c)
                                                              ------------    ------------    ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................     $   (5)        $   (25)        $   (17)
  Reinvested capital gains                                            0               0               0
  Realized gain.............................................          0               1               2
  Unrealized gain...........................................        419           1,220             177
                                                                 ------         -------         -------
     Net increase in contract owner's equity from
      operations............................................        414           1,196             162
                                                                 ------         -------         -------
Equity transactions:
  Contract purchase payments................................          0               0               0
  Transfers from fixed & other subaccounts..................      4,735          17,106          24,578
  Withdrawals, surrenders & contract charges (note 5).......          0               0               0
  Annuity & death benefit payments..........................          0               0            (168)
  Transfers to fixed & other subaccounts....................          0               0               0
                                                                 ------         -------         -------
     Net equity transactions................................      4,735          17,106          24,410
                                                                 ------         -------         -------
       Net change in contract owners' equity................      5,149          18,302          24,572
Contract owners' equity:
  Beginning of period.......................................          0               0               0
                                                                 ------         -------         -------
  End of period.............................................     $5,149         $18,302         $24,572
                                                                 ======         =======         =======
Change in units:
  Beginning units...........................................          0               0               0
                                                                 ------         -------         -------
  Units purchased...........................................        445           1,648           2,411
  Units redeemed............................................          0               0             (17)
                                                                 ------         -------         -------
  Ending units..............................................        445           1,648           2,394
                                                                 ======         =======         =======

---------------

(c) Period from November 1, 2001 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Funds, Janus Aspen Series, Strong Variable Annuity Funds, Inc., Morgan Stanley Universal Funds, Inc., Goldman Sachs Variable Insurance Trust , Lazard Retirement Funds, PBHG Insurance Series Fund, Inc., Fidelity Variable Insurance Products Funds and MFS Investment Management (collectively the Funds). The Funds are diversified open-end management investment companies. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2001. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Funds, in which the Account invests. For these services, ONI receives fees from the mutual funds.

   The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of ONLIC.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United State of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) INVESTMENTS

   At December 31, 2001, the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                            MONEY                                                       CAPITAL
                             EQUITY         MARKET          BOND           OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                          ------------   ------------   ------------   ------------   -------------   ------------   ------------
    Aggregate Cost......  $41,756,898     $5,907,169     $4,194,955    $20,565,073     $22,361,953    $11,958,202    $15,122,946
    Number of Shares....    1,608,661        590,717        404,669      1,218,544       1,662,514        913,791        643,525

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                          INTERNATIONAL
                              SMALL        AGGRESSIVE        CORE         GROWTH &       S&P 500         SOCIAL
                             COMPANY         GROWTH         GROWTH         INCOME         INDEX        AWARENESS      BLUE CHIP
                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                          -------------   ------------   ------------   ------------   ------------   ------------   ------------
    Aggregate Cost......   $ 4,367,754     $2,299,490     $4,116,614    $12,037,474    $16,602,921    $   236,160    $   282,987
    Number of Shares....       323,321        217,174        290,375        815,749      1,175,864         19,688         27,879

                                                                                          DOW            DOW            DOW
                             EQUITY      HIGH INCOME      CAPITAL         NASDAQ       TARGET 10       TARGET 5       TARGET 5
                             INCOME          BOND          GROWTH          100          NOVEMBER       JANUARY        FEBRUARY
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                          ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Aggregate Cost......  $    50,901     $  108,881     $  992,696    $   305,094    $    22,251    $    10,317    $     2,222
    Number of Shares....        5,066         13,247         36,573         61,160          2,559          1,060            216

                              DOW            DOW            DOW            DOW            DOW            DOW            DOW
                            TARGET 5       TARGET 5       TARGET 5       TARGET 5       TARGET 5       TARGET 5       TARGET 5
                             MARCH          APRIL           MAY            JUNE           JULY          AUGUST       SEPTEMBER
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                          ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Aggregate Cost......  $       159     $    2,208     $    1,423    $       169    $       167    $     2,457    $       150
    Number of Shares....           13            196            150             15             15            216             18

                                                                                        JANUS ASPEN
                              DOW            DOW            DOW         JANUS ASPEN    INSTITUTIONAL    JANUS ASPEN
                            TARGET 5       TARGET 5       TARGET 5     INSTITUTIONAL     WORLDWIDE     INSTITUTIONAL
                            OCTOBER        NOVEMBER       DECEMBER        GROWTH          GROWTH         BALANCED
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                          ------------   ------------   ------------   -------------   -------------   -------------
    Aggregate Cost......  $       150     $   11,032     $      161     $ 3,170,091     $ 3,319,211     $ 2,487,585
    Number of Shares....           18          1,188             15          99,634          72,903          95,640


                              STRONG
                          OPPORTUNITY II
                            SUBACCOUNT
                          --------------
    Aggregate Cost......    $   362,219
    Number of Shares....         15,014

                                                          GOLDMAN                                                          LAZARD
                             STRONG         STRONG       SACHS VIT        GOLDMAN          GOLDMAN          MORGAN       RETIREMENT
                           MULTI CAP       MID-CAP        GROWTH &       SACHS VIT        SACHS VIT       STANLEY US      EMERGING
                            VALUE II      GROWTH II        INCOME      CORE US EQUITY   CAPITAL GROWTH   REAL ESTATE       MARKET
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                          ------------   ------------   ------------   --------------   --------------   ------------   ------------
    Aggregate Cost......  $   264,028     $1,511,701     $  108,411      $    92,979      $    51,206    $   138,865    $    75,410
    Number of Shares....       28,714         54,326         10,546            7,199            3,944         12,818          8,975

                             LAZARD                                                                                 JANUS ASPEN
                           RETIREMENT        PBHG       FIDELITY VIP   FIDELITY VIP     FIDELITY     JANUS ASPEN      SERVICE
                             SMALL           TECH       SERVICE CL 2   SERVICE CL 2   SERVICE CL 2     SERVICE       WORLDWIDE
                              CAP           & COMM      MID-CAP III     CONTRA II        GROWTH         GROWTH         GROWTH
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                          ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Aggregate Cost......  $   681,067     $  584,216     $  712,412    $   112,455    $   440,801    $   490,176    $   288,784
    Number of Shares....       56,356         56,775         37,918          5,046         11,320         18,368          7,036

                              JANUS                           MFS            MFS
                          ASPEN SERVICE        MFS          MID CAP         TOTAL
                            BALANCED      NEW DISCOVERY      GROWTH         RETURN
                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                          -------------   -------------   ------------   ------------
    Aggregate Cost......   $   418,583     $    4,729      $   17,082    $    24,395
    Number of Shares....        17,053            338           2,311          1,325

(3) FINANCIAL HIGHLIGHTS

At December 31, the accumulation units, value per unit, and value (value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the payment period), and the expense ratios and total return for the periods then ended, for the respective subaccounts and products were:

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   EQUITY SUBACCOUNT
   2001
     Combination...................           10,406           $146.729444      $ 1,526,816      1.00%        -9.34%
     Back Load.....................              787           $ 74.624813      $    58,755      1.10%        -9.43%
     Top I.........................            9,481           $ 64.762873      $   614,013      1.10%        -9.43%
     Top Tradition.................          430,401           $ 54.646612      $23,519,980      1.10%        -9.43%
     Top Plus......................          420,320           $ 18.411312      $ 7,738,643      0.90%        -9.25%
   2000
     Combination...................           10,607           $161.853196      $ 1,716,804      1.00%        -7.57%
     Back Load.....................              777           $ 82.398661      $    64,054      1.10%        -7.66%
     Top I.........................           10,553           $ 71.509397      $   754,658      1.10%        -7.66%
     Top Tradition.................          485,303           $ 60.339288      $29,282,830      1.10%        -7.66%
     Top Plus......................          435,099           $ 20.288788      $ 8,827,632      0.90%        -7.48%
   1999
     Combination...................           13,635           $175.107175      $ 2,387,521      1.00%        18.68%
     Back Load.....................              768           $ 89.234207      $    68,548      1.10%        18.56%
     Top I.........................           15,717           $ 77.441596      $ 1,217,121      1.10%        18.56%
     Top Tradition.................          566,619           $ 65.344855      $37,025,657      1.10%        18.56%
     Top Plus......................          480,965           $ 21.928573      $10,546,868      0.90%        18.80%
   1998
     Combination...................           17,171           $147.545413      $ 2,533,476      1.00%         4.68%
     Back Load.....................            1,141           $ 75.263201      $    85,883      1.10%         4.57%
     Top I.........................           23,801           $ 65.316911      $ 1,554,585      1.10%         4.57%
     Top Tradition.................          670,584           $ 55.144099      $36,958,607      1.10%         4.57%
     Top Plus......................          509,665           $ 18.458779      $ 9,407,797      0.90%         4.78%
   1997
     Combination...................           22,582           $140.954452      $ 3,183,053      1.00%        17.00%
     Back Load.....................            1,121           $ 71.972334      $    80,658      1.10%        16.88%
     Top I.........................           23,678           $ 62.460938      $ 1,478,979      1.10%        16.88%
     Top Tradition.................          695,574           $ 52.704246      $36,659,697      1.10%        16.88%
     Top Plus......................          488,396           $ 17.616774      $ 8,603,960      0.90%        17.11%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   MONEY MARKET SUBACCOUNT
   2001
     VIA...........................            6,496           $ 31.618739      $   205,383      1.30%         2.46%
     Top I.........................            4,187           $ 23.976750      $   100,386      1.30%         2.46%
     Top Tradition.................          143,776           $ 21.615037      $ 3,107,722      1.10%         2.67%
     Top Plus......................          119,581           $ 13.905126      $ 1,662,852      0.90%         2.87%
   2000
     VIA...........................            6,758           $ 30.858557      $   208,558      1.30%         4.98%
     Top I.........................            4,191           $ 23.400294      $    98,079      1.30%         4.98%
     Top Tradition.................           54,882           $ 21.053464      $ 1,155,464      1.10%         5.19%
     Top Plus......................           69,764           $ 13.516943      $   943,000      0.90%         5.39%
   1999
     VIA...........................            6,924           $ 29.394756      $   203,527      1.30%         3.68%
     Top I.........................            4,423           $ 22.290284      $    98,585      1.30%         3.68%
     Top Tradition.................          129,935           $ 20.015273      $ 2,600,684      1.10%         3.88%
     Top Plus......................          109,471           $ 12.825076      $ 1,403,978      0.90%         4.09%
   1998
     VIA...........................            8,368           $ 28.352494      $   237,245      1.30%         4.03%
     Top I.........................            4,311           $ 21.499933      $    92,678      1.30%         4.03%
     Top Tradition.................           54,060           $ 19.267463      $ 1,041,602      1.10%         4.24%
     Top Plus......................          163,872           $ 12.321496      $ 2,019,153      0.90%         4.45%
   1997
     VIA...........................           27,553           $ 27.253241      $   750,902      1.30%         4.02%
     Top I.........................            6,102           $ 20.666372      $   126,101      1.30%         4.02%
     Top Tradition.................           80,528           $ 18.483863      $ 1,488,462      1.10%         4.22%
     Top Plus......................           72,534           $ 11.797028      $   855,689      0.90%         4.43%
   BOND SUBACCOUNT
   2001
     Top I.........................              709           $ 34.869720      $    24,711      1.10%         7.23%
     Top Tradition.................           98,552           $ 29.201497      $ 2,877,868      1.10%         7.23%
     Top Plus......................           76,526           $ 14.518370      $ 1,111,036      0.90%         7.45%
   2000
     Top I.........................              712           $ 32.517141      $    23,153      1.10%         4.71%
     Top Tradition.................           74,174           $ 27.231337      $ 2,019,853      1.10%         4.71%
     Top Plus......................           77,325           $ 13.511940      $ 1,044,814      0.90%         4.92%
   1999
     Top I.........................            2,902           $ 31.054566      $    90,127      1.10%        -0.52%
     Top Tradition.................           96,317           $ 26.006519      $ 2,504,872      1.10%        -0.52%
     Top Plus......................          110,307           $ 12.878760      $ 1,420,615      0.90%        -0.32%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   1998
     Top I.........................            2,869           $ 31.215693      $    89,544      1.10%         4.07%
     Top Tradition.................          122,870           $ 26.141439      $ 3,211,988      1.10%         4.07%
     Top Plus......................          133,933           $ 12.919987      $ 1,730,412      0.90%         4.28%
   1997
     Top I.........................              723           $ 29.994642      $    21,674      1.10%         8.09%
     Top Tradition.................          103,698           $ 25.118862      $ 2,604,764      1.10%         8.09%
     Top Plus......................           98,784           $ 12.390067      $ 1,223,939      0.90%         8.31%
   OMNI SUBACCOUNT
   2001
     Top I.........................           17,790           $ 32.341620      $   575,351      1.10%       -14.02%
     Top Tradition.................          359,975           $ 32.137789      $11,568,815      1.10%       -14.02%
     Top Plus......................          262,133           $ 13.559807      $ 3,554,473      0.90%       -13.84%
   2000
     Top I.........................           18,791           $ 37.613517      $   706,813      1.10%       -15.78%
     Top Tradition.................          461,399           $ 37.376450      $17,245,459      1.10%       -15.78%
     Top Plus......................          367,136           $ 15.738754      $ 5,778,265      0.90%       -15.61%
   1999
     Top I.........................           20,370           $ 44.658692      $   909,709      1.10%        10.14%
     Top Tradition.................          576,927           $ 44.377211      $25,602,429      1.10%        10.14%
     Top Plus......................          467,855           $ 18.649833      $ 8,725,412      0.90%        10.36%
   1998
     Top I.........................           24,611           $ 40.545640      $   997,875      1.10%         3.39%
     Top Tradition.................          724,292           $ 40.290085      $29,181,791      1.10%         3.39%
     Top Plus......................          558,183           $ 16.898733      $ 9,432,581      0.90%         3.60%
   1997
     Top I.........................           52,426           $ 39.215015      $ 2,055,872      1.10%        16.86%
     Top Tradition.................          744,774           $ 38.967842      $29,022,238      1.10%        16.86%
     Top Plus......................          513,134           $ 16.311837      $ 8,370,151      0.90%        17.09%
   INTERNATIONAL SUBACCOUNT
   2001
     Top I.........................            6,004           $ 15.338791      $    92,088      1.10%       -30.33%
     Top Tradition.................          577,856           $ 15.338791      $ 8,863,613      1.10%       -30.33%
     Top Plus......................          359,879           $ 13.611451      $ 4,898,478      0.90%       -30.19%
   2000
     Top I.........................            7,754           $ 22.017499      $   170,718      1.10%       -23.04%
     Top Tradition.................          680,017           $ 22.017499      $14,972,270      1.10%       -23.04%
     Top Plus......................          430,991           $ 19.499102      $ 8,403,944      0.90%       -22.89%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   1999
     Top I.........................            8,563           $ 28.609795      $   244,993      1.10%        65.58%
     Top Tradition.................          755,373           $ 28.609795      $21,611,072      1.10%        65.58%
     Top Plus......................          462,283           $ 25.287344      $11,689,920      0.90%        65.91%
   1998
     Top I.........................           12,488           $ 17.278635      $   215,771      1.10%         2.75%
     Top Tradition.................        1,021,072           $ 17.278635      $17,642,724      1.10%         2.75%
     Top Plus......................          673,379           $ 15.241954      $10,263,606      0.90%         2.96%
   1997
     Top I.........................           15,613           $ 16.815772      $   262,551      1.10%         1.00%
     Top Tradition.................        1,230,232           $ 16.815772      $20,687,304      1.10%         1.00%
     Top Plus......................          770,712           $ 14.804324      $11,409,868      0.90%         1.20%
   CAPITAL APPRECIATION SUBACCOUNT
   2001
     Top I.........................            1,319           $ 23.091636      $    30,464      1.10%         8.50%
     Top Tradition.................          311,695           $ 23.091636      $ 7,197,536      1.10%         8.50%
     Top Plus......................          214,554           $ 25.948909      $ 5,567,434      0.90%         8.72%
   2000
     Top I.........................            1,332           $ 21.281994      $    28,354      1.10%        30.07%
     Top Tradition.................          310,191           $ 21.281994      $ 6,601,481      1.10%        30.07%
     Top Plus......................          212,034           $ 23.867775      $ 5,060,790      0.90%        30.33%
   1999
     Top I.........................            5,710           $ 16.361968      $    93,419      1.10%         5.30%
     Top Tradition.................          332,204           $ 16.361968      $ 5,435,505      1.10%         5.30%
     Top Plus......................          304,647           $ 18.313827      $ 5,579,258      0.90%         5.51%
   1998
     Top I.........................            1,542           $ 15.538473      $    23,955      1.10%         4.76%
     Top Tradition.................          366,130           $ 15.538473      $ 5,689,099      1.10%         4.76%
     Top Plus......................          358,863           $ 17.357724      $ 6,229,053      0.90%         4.97%
   1997
     Top I.........................            1,426           $ 14.832378      $    21,150      1.10%        13.94%
     Top Tradition.................          372,993           $ 14.832378      $ 5,532,374      1.10%        13.94%
     Top Plus......................          333,645           $ 16.536198      $ 5,517,217      0.90%        14.16%
   SMALL CAP SUBACCOUNT
   2001
     Top I.........................            1,252           $ 24.137799      $    30,230      1.10%       -19.25%
     Top Tradition.................          243,056           $ 24.137799      $ 5,866,831      1.10%       -19.25%
     Top Plus......................          180,341           $ 31.809662      $ 5,736,577      0.90%       -19.09%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   2000
     Top I.........................            1,253           $ 29.893355      $    37,469      1.10%       -12.18%
     Top Tradition.................          286,083           $ 29.893355      $ 8,551,980      1.10%       -12.18%
     Top Plus......................          211,332           $ 39.316003      $ 8,308,733      0.90%       -12.01%
   1999
     Top Tradition.................          286,164           $ 34.040041      $ 9,741,037      1.10%       104.21%
     Top Plus......................          220,471           $ 44.681338      $ 9,850,920      0.90%       104.62%
   1998
     Top Tradition.................          236,231           $ 16.668731      $ 3,937,667      1.10%         9.37%
     Top Plus......................          233,680           $ 21.836411      $ 5,102,727      0.90%         9.59%
   1997
     Top Tradition.................          212,467           $ 15.240569      $ 3,238,116      1.10%         7.29%
     Top Plus......................          238,023           $ 19.926004      $ 4,742,852      0.90%         7.50%
   INTERNATIONAL SMALL COMPANY
     SUBACCOUNT
   2001
     Top I.........................               23           $ 12.634695      $       286      1.10%       -30.05%
     Top Tradition.................          109,586           $ 12.634695      $ 1,384,590      1.10%       -30.05%
     Top Plus......................          121,151           $ 13.657853      $ 1,654,668      0.90%       -29.91%
   2000
     Top I.........................               23           $ 18.062290      $       410      1.10%       -31.03%
     Top Tradition.................          124,693           $ 18.062290      $ 2,252,236      1.10%       -31.03%
     Top Plus......................          133,455           $ 19.486046      $ 2,600,511      0.90%       -30.89%
   1999
     Top Tradition.................          119,756           $ 26.188124      $ 3,136,191      1.10%       106.25%
     Top Plus......................          140,283           $ 28.196610      $ 3,955,515      0.90%       106.65%
   1998
     Top Tradition.................          111,352           $ 12.697451      $ 1,413,882      1.10%         2.40%
     Top Plus......................          212,244           $ 13.644341      $ 2,895,928      0.90%         2.60%
   1997
     Top Tradition.................          106,262           $ 12.399654      $ 1,317,618      1.10%        10.45%
     Top Plus......................          216,928           $ 13.297985      $ 2,884,701      0.90%        10.67%
   AGGRESSIVE GROWTH SUBACCOUNT
   2001
     Top Tradition.................           93,890           $  6.298389      $   591,354      1.10%       -32.56%
     Top Plus......................           86,473           $  7.655137      $   661,959      0.90%       -32.43%
   2000
     Top Tradition.................          101,866           $  9.339276      $   951,354      1.10%       -28.13%
     Top Plus......................          101,820           $ 11.328412      $ 1,153,460      0.90%       -27.99%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   1999
     Top Tradition.................           87,207           $ 12.995269      $ 1,133,282      1.10%         4.61%
     Top Plus......................          108,828           $ 15.731920      $ 1,712,067      0.90%         4.81%
   1998
     Top Tradition.................          104,679           $ 12.422862      $ 1,300,407      1.10%         6.67%
     Top Plus......................          111,021           $ 15.009251      $ 1,666,335      0.90%         6.88%
   1997
     Top Tradition.................          109,334           $ 11.646359      $ 1,273,346      1.10%        11.30%
     Top Plus......................          110,592           $ 14.043267      $ 1,553,068      0.90%        11.52%
   CORE GROWTH SUBACCOUNT
   2001
     Top I.........................              615           $  6.948667      $     4,270      1.10%       -40.16%
     Top Tradition.................          133,771           $ 10.291639      $ 1,376,725      1.10%       -40.16%
     Top Plus......................           66,185           $ 10.393992      $   687,930      0.90%       -40.04%
   2000
     Top I.........................              615           $ 11.612578      $     7,143      1.10%       -17.77%
     Top Tradition.................          177,009           $ 17.199343      $ 3,044,446      1.10%       -17.77%
     Top Plus......................           80,072           $ 17.335694      $ 1,388,105      0.90%       -17.61%
   1999
     Top Tradition.................          139,073           $ 20.917283      $ 2,909,038      1.10%       102.72%
     Top Plus......................           79,742           $ 21.041443      $ 1,677,882      0.90%       103.12%
   1998
     Top Tradition.................           97,692           $ 10.318290      $ 1,008,017      1.10%         7.63%
     Top Plus......................           68,986           $ 10.359066      $   714,632      0.90%         7.85%
   1997
     Top Tradition.................           89,830           $  9.586403      $   861,142      1.10%        -4.14%       1/5/97
     Top Plus......................           77,677           $  9.605255      $   746,109      0.90%        -3.95%       1/5/97
   GROWTH & INCOME SUBACCOUNT
   2001
     Top I.........................            1,699           $ 10.300307      $    17,504      1.10%       -13.79%
     Top Tradition.................          321,519           $ 17.931371      $ 5,765,284      1.10%       -13.79%
     Top Plus......................          256,915           $ 18.109480      $ 4,652,589      0.90%       -13.61%
   2000
     Top I.........................            3,577           $ 11.965743      $    42,806      1.10%        -9.43%
     Top Tradition.................          356,052           $ 20.830667      $ 7,416,806      1.10%        -9.43%
     Top Plus......................          278,494           $ 20.995669      $ 5,847,166      0.90%        -9.25%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   1999
     Top I.........................            1,878           $ 13.191296      $    24,772      1.10%        31.91%
     Top Tradition.................          376,028           $ 22.964177      $ 8,635,185      1.10%        60.48%
     Top Plus......................          283,664           $ 23.100411      $ 6,552,765      0.90%        60.80%
   1998
     Top Tradition.................          270,510           $ 14.309421      $ 3,870,837      1.10%         5.92%
     Top Plus......................          223,832           $ 14.365899      $ 3,215,548      0.90%         6.13%
   1997
     Top Tradition.................          144,903           $ 13.509406      $ 1,957,556      1.10%        35.09%       1/5/97
     Top Plus......................          142,565           $ 13.535914      $ 1,929,751      0.90%        35.36%       1/5/97
   S&P 500 INDEX SUBACCOUNT
   2001
     Top I.........................            6,417           $  8.499003      $    54,537      1.10%       -14.28%
     Top Tradition.................          485,469           $ 15.952375      $ 7,744,380      1.10%       -14.28%
     Top Plus......................          376,373           $ 16.110753      $ 6,063,648      0.90%       -14.11%
   2000
     Top I.........................            6,419           $  9.914556      $    63,637      1.10%       -10.63%
     Top Tradition.................          572,518           $ 18.609337      $10,654,178      1.10%       -10.63%
     Top Plus......................          444,223           $ 18.756672      $ 8,332,137      0.90%       -10.45%
   1999
     Top Tradition.................          626,757           $ 20.822980      $13,050,951      1.10%        24.26%
     Top Plus......................          508,584           $ 20.946479      $10,653,048      0.90%        24.51%
   1998
     Top Tradition.................          342,016           $ 16.757375      $ 5,731,286      1.10%        28.59%
     Top Plus......................          297,409           $ 16.823468      $ 5,003,450      0.90%        28.84%
   1997
     Top Tradition.................          103,761           $ 13.031676      $ 1,352,178      1.10%        30.32%       1/5/97
     Top Plus......................          116,679           $ 13.057227      $ 1,523,506      0.90%        30.57%       1/5/97
   SOCIAL AWARENESS SUBACCOUNT
   2001
     Top Tradition.................           10,595           $  7.599331      $    80,517      1.10%       -20.66%
     Top Plus......................            8,009           $  7.674852      $    61,471      0.90%       -20.50%
   2000
     Top I.........................            1,052           $  9.796345      $    10,302      1.10%       -13.73%
     Top Tradition.................           12,368           $  9.577874      $   118,463      1.10%       -13.73%
     Top Plus......................           11,546           $  9.653780      $   111,467      0.90%       -13.56%
   1999
     Top Tradition.................           15,892           $ 11.102565      $   176,441      1.10%        16.41%
     Top Plus......................           15,602           $ 11.168486      $   174,256      0.90%        16.64%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   1998
     Top Tradition.................           35,228           $  9.537309      $   335,980      1.10%       -23.25%
     Top Plus......................           24,327           $  9.574986      $   232,935      0.90%       -23.10%
   1997
     Top Tradition.................           25,632           $ 12.426744      $   318,521      1.10%        24.27%       1/5/97
     Top Plus......................           15,468           $ 12.451138      $   192,591      0.90%        24.51%       1/5/97
   BLUE CHIP SUBACCOUNT
   2001
     Top I.........................            1,049           $  9.810085      $    10,293      1.10%        -5.27%
     Top Tradition.................           27,256           $  9.810085      $   267,386      1.10%        -5.27%
     Top Plus......................              531           $  9.852275      $     5,235      0.90%        -5.08%
   2000
     Top I.........................            1,050           $ 10.356214      $    10,869      1.10%        -0.02%
     Top Tradition.................           19,912           $ 10.356214      $   206,216      1.10%        -0.02%
     Top Plus......................            1,283           $ 10.380054      $    13,317      0.90%         0.17%
   EQUITY INCOME SUBACCOUNT
   2001
     Top Tradition.................            4,026           $  8.238360      $    33,166      1.10%       -12.79%
     Top Plus......................            1,690           $  8.273785      $    13,982      0.90%       -12.61%
   2000
     Top Tradition.................            1,375           $  9.446303      $    12,993      1.10%       -13.44%
     Top Plus......................              438           $  9.468049      $     4,147      0.90%       -13.27%
   1999
     Top Tradition.................              287           $ 10.913281      $     3,137      1.10%         9.13%      11/1/99
   HIGH INCOME SUBACCOUNT
   2001
     Top Tradition.................            4,375           $  9.747713      $    42,651      1.10%         3.14%
     Top Plus......................            5,544           $  9.789608      $    54,278      0.90%         3.34%
   2000
     Top Tradition.................              473           $  9.451224      $     4,475      1.10%        -8.11%
     Top Plus......................            1,598           $  9.472975      $    15,138      0.90%        -7.93%
   1999
     Top Tradition.................            1,233           $ 10.285653      $    12,685      1.10%         2.86%      11/1/99
   CAPITAL GROWTH SUBACCOUNT
   2001
     Top Tradition.................           56,617           $  8.775196      $   496,824      1.10%       -15.54%
     Top Plus......................           17,041           $  8.812997      $   150,183      0.90%       -15.37%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   2000
     Top Tradition.................           82,911           $ 10.389701      $   861,418      1.10%       -26.81%
     Top Plus......................           21,462           $ 10.413649      $   223,499      0.90%       -26.67%
   1999
     Top Tradition.................           10,147           $ 14.195676      $   144,045      1.10%        41.96%      11/1/99
     Top Plus......................            3,806           $ 14.200260      $    54,046      0.90%        42.00%      11/1/99
   NASDAQ 100 SUBACCOUNT
   2001
     Top Tradition.................           40,975           $  4.026481      $   164,984      1.10%       -33.39%
     Top Plus......................           21,247           $  4.039873      $    85,834      0.90%       -33.26%
   2000
     Top Tradition.................           17,683           $  6.044900      $   106,892      1.10%       -39.55%       5/1/00
     Top Plus......................           19,362           $  6.052800      $   117,196      0.90%       -39.47%       5/1/00
   DOW TARGET 10 NOVEMBER
     SUBACCOUNT
   2001
     Top Tradition.................            2,530           $  9.216288      $    23,316      1.10%        -2.42%
   1999
     Top Tradition.................                1           $ 10.093952      $        10      1.10%         0.94%      11/1/99
     Top Plus......................              720           $ 10.097239      $     7,275      0.90%         0.97%      11/1/99
   DOW TARGET 5 JANUARY SUBACCOUNT
   2001
     Top Tradition.................              997           $ 10.707627      $    10,674      1.10%        -4.35%
   2000
     Top Tradition.................              997           $ 11.194408      $    11,159      1.10%        11.94%       1/3/00
   DOW TARGET 5 FEBRUARY SUBACCOUNT
   2001
     Top Tradition.................              189           $ 11.765062      $     2,225      1.10%        -2.52%
   2000
     Top Tradition.................              107           $ 12.069679      $     1,289      1.10%        20.70%       2/1/00
   DOW TARGET 5 MARCH SUBACCOUNT
   2001
     Top Tradition.................               10           $ 12.769902      $       125      1.10%        -5.63%
   DOW TARGET 5 APRIL SUBACCOUNT
   2001
     Top Tradition.................              154           $ 10.916013      $     1,679      1.10%       -11.61%
   2000
     Top Tradition.................               27           $ 12.349621      $       337      1.10%        23.50%       4/3/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   DOW TARGET 5 MAY SUBACCOUNT
   2001
     Top Tradition.................              110           $ 11.488541      $     1,263      1.10%       -10.25%
   2000
     Top Tradition.................              103           $ 12.799982      $     1,312      1.10%        28.00%       5/1/00
   DOW TARGET 5 JUNE SUBACCOUNT
   2001
     Top Tradition.................               13           $ 10.563869      $       136      1.10%        -9.40%
   2000
     Top Tradition.................                5           $ 11.660117      $        58      1.10%        16.60%       6/1/00
   DOW TARGET 5 JULY SUBACCOUNT
   2001
     Top Tradition.................               13           $ 11.016026      $       144      1.10%        -6.33%
   2000
     Top Tradition.................                5           $ 11.760223      $        59      1.10%        17.60%       7/3/00
   DOW TARGET 5 AUGUST SUBACCOUNT
   2001
     Top Tradition.................              205           $ 11.879245      $     2,436      1.10%         0.78%
   2000
     Top Tradition.................              103           $ 11.787825      $     1,211      1.10%        17.88%       8/1/00
   DOW TARGET 5 SEPTEMBER
     SUBACCOUNT
   2001
     Top Tradition.................               13           $ 11.766432      $       154      1.10%         1.24%
   2000
     Top Tradition.................                5           $ 11.622611      $        56      1.10%        16.23%       9/1/00
   DOW TARGET 5 OCTOBER SUBACCOUNT
   2001
     Top Tradition.................               13           $ 12.698301      $       168      1.10%         2.08%
   2000
     Top Tradition.................                5           $ 12.440161      $        58      1.10%        24.40%      10/2/00
   DOW TARGET 5 NOVEMBER SUBACCOUNT
   2001
     Top Tradition.................              433           $  8.638926      $     3,742      1.10%         1.15%
     Top Plus......................              727           $  8.676037      $     6,306      0.90%         1.35%
   2000
     Top Tradition.................              194           $  8.540946      $     1,657      1.10%       -14.25%
     Top Plus......................              727           $  8.560591      $     6,222      0.90%       -14.08%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   1999
     Top Tradition.................               70           $  9.960325      $       702      1.10%        -0.40%      11/1/99
     Top Plus......................              727           $  9.963566      $     7,241      0.90%        -0.36%      11/1/99
   DOW TARGET 5 DECEMBER SUBACCOUNT
   2001
     Top Tradition.................               14           $ 10.934492      $       154      1.10%         3.20%
   2000
     Top Tradition.................                5           $ 10.595121      $        53      1.10%         5.88%
   JANUS ASPEN INSTITUTIONAL GROWTH
     SUBACCOUNT
   2001
     Top I.........................            1,602           $  7.334439      $    11,749      1.10%       -25.56%
     Top Tradition.................          175,696           $  7.334439      $ 1,288,629      1.10%       -25.56%
     Top Plus......................           92,363           $  7.366024      $   680,349      0.90%       -25.41%
   2000
     Top I.........................            1,602           $  9.852763      $    15,789      1.10%       -15.48%
     Top Tradition.................          215,149           $  9.852763      $ 2,119,812      1.10%       -15.48%
     Top Plus......................          128,603           $  9.875450      $ 1,270,013      0.90%       -15.31%
   1999
     Top Tradition.................           70,201           $ 11.657335      $   818,361      1.10%        16.57%      11/1/99
     Top Plus......................           27,443           $ 11.661117      $   320,013      0.90%        16.61%      11/1/99
   JANUS ASPEN INSTITUTIONAL
     WORLDWIDE GROWTH SUBACCOUNT
   2001
     Top I.........................            2,674           $  8.463030      $    22,629      1.10%       -23.29%
     Top Tradition.................          153,709           $  8.463030      $ 1,300,841      1.10%       -23.29%
     Top Plus......................           89,086           $  8.499423      $   757,183      0.90%       -23.13%
   2000
     Top I.........................            6,449           $ 11.031902      $    71,147      1.10%       -16.59%
     Top Tradition.................          185,163           $ 11.031902      $ 2,042,705      1.10%       -16.59%
     Top Plus......................          115,518           $ 11.057279      $ 1,277,319      0.90%       -16.42%
   1999
     Top Tradition.................           30,873           $ 13.225533      $   408,318      1.10%        32.26%      11/1/99
     Top Plus......................           28,058           $ 13.229802      $   371,201      0.90%        32.30%      11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   JANUS ASPEN INSTITUTIONAL
     BALANCED SUBACCOUNT
   2001
     Top I.........................            7,959           $ 10.049646      $    79,989      1.10%        -5.71%
     Top Tradition.................          118,926           $ 10.049646      $ 1,195,169      1.10%        -5.71%
     Top Plus......................           87,320           $ 10.092837      $   881,309      0.90%        -5.52%
   2000
     Top I.........................            7,965           $ 10.657989      $    84,885      1.10%        -3.33%
     Top Tradition.................          134,438           $ 10.657989      $ 1,432,841      1.10%        -3.33%
     Top Plus......................           63,980           $ 10.682514      $   683,464      0.90%        -3.14%
   1999
     Top Tradition.................           47,022           $ 11.025619      $   518,446      1.10%        10.26%      11/1/99
     Top Plus......................            4,391           $ 11.029199      $    48,426      0.90%        10.29%      11/1/99
   STRONG OPPORTUNITY II SUBACCOUNT
   2001
     Top I.........................              337           $ 11.205725      $     3,772      1.10%        -4.76%
     Top Tradition.................           13,317           $ 11.205725      $   149,231      1.10%        -4.76%
     Top Plus......................           12,170           $ 11.253894      $   136,955      0.90%        -4.57%
   2000
     Top I.........................              337           $ 11.765451      $     3,963      1.10%         5.44%
     Top Tradition.................            7,605           $ 11.765451      $    89,472      1.10%         5.44%
     Top Plus......................            8,911           $ 11.792516      $   105,083      0.90%         5.65%
   1999
     Top Tradition.................              493           $ 11.158443      $     5,502      1.10%        11.58%      11/1/99
   STRONG MULTI CAP VALUE II
     SUBACCOUNT
   2001
     Top Tradition.................            5,895           $ 11.296049      $    66,595      1.10%         2.98%
     Top Plus......................           19,922           $ 11.344630      $   226,004      0.90%         3.19%
   2000
     Top Tradition.................           14,971           $ 10.968728      $   164,209      1.10%         6.65%
     Top Plus......................            3,506           $ 10.993977      $    38,540      0.90%         6.86%
   1999
     Top Tradition.................              559           $ 10.284400      $     5,744      1.10%         2.84%      11/1/99
   STRONG MID-CAP GROWTH II
     SUBACCOUNT
   2001
     Top Tradition.................           75,993           $  7.449973      $   566,148      1.10%       -31.53%
     Top Plus......................           43,264           $  7.482075      $   323,706      0.90%       -31.39%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   2000
     Top Tradition.................           72,369           $ 10.880657      $   787,424      1.10%       -15.76%
     Top Plus......................           44,498           $ 10.905725      $   485,282      0.90%       -15.60%
   1999
     Top Tradition.................            6,551           $ 12.916791      $    84,618      1.10%        29.17%      11/1/99
     Top Plus......................            2,140           $ 12.920972      $    27,653      0.90%        29.21%      11/1/99
   GOLDMAN SACHS VIT GROWTH &
     INCOME SUBACCOUNT
   2001
     Top Tradition.................            9,172           $  8.878447      $    81,437      1.10%       -10.33%
     Top Plus......................            1,902           $  8.916630      $    16,959      0.90%       -10.15%
   2000
     Top Tradition.................            7,957           $  9.901207      $    78,784      1.10%        -5.72%
     Top Plus......................            1,195           $  9.923988      $    11,864      0.90%        -5.54%
   1999
     Top Tradition.................            1,685           $ 10.502077      $    17,691      1.10%         5.02%      11/1/99
     Top Plus......................              437           $ 10.505494      $     4,589      0.90%         5.05%      11/1/99
   GOLDMAN SACHS VIT CORE US EQUITY
     SUBACCOUNT
   2001
     Top Tradition.................            5,966           $  8.506573      $    50,754      1.10%       -12.91%
     Top Plus......................            3,278           $  8.543146      $    28,002      0.90%       -12.73%
   2000
     Top I.........................            2,215           $  9.767104      $    21,637      1.10%       -10.60%
     Top Tradition.................            7,309           $  9.767104      $    71,389      1.10%       -10.60%
     Top Plus......................            3,025           $  9.789574           29,613      0.90%       -10.42%
   1999
     Top I.........................            2,216           $ 10.924941      $    24,206      1.10%         9.25%      11/1/99
     Top Tradition.................            6,222           $ 10.924941      $    67,978      1.10%         9.28%      11/1/99
   GOLDMAN SACHS VIT CAPITAL GROWTH
     SUBACCOUNT
   2001
     Top Tradition.................            4,081           $  8.608436      $    35,127      1.10%       -15.40%
     Top Plus......................              632           $  8.645455      $     5,461      0.90%       -15.23%
   2000
     Top Tradition.................            4,319           $ 10.175293      $    43,952      1.10%        -8.97%
     Top Plus......................              632           $ 10.198702      $     6,442      0.90%        -8.79%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   MORGAN STANLEY US REAL ESTATE
     SUBACCOUNT
   2001
     Top Tradition.................            7,767           $ 14.094975      $   109,472      1.10%         8.64%
     Top Plus......................            3,205           $ 14.155556      $    45,366      0.90%         8.86%
   2000
     Top Tradition.................           16,383           $ 12.974045      $   212,555      1.10%        27.87%
     Top Plus......................            1,969           $ 13.003900      $    25,606      0.90%        28.12%
   1999
     Top Tradition.................            5,754           $ 10.146637      $    58,379      1.10%         1.47%      11/1/99
   LAZARD RETIREMENT EMERGING
     MARKET SUBACCOUNT
   2001
     Top Tradition.................            6,276           $  8.357476      $    52,449      1.10%        -6.11%
     Top Plus......................            1,418           $  8.393462      $    11,903      0.90%        -5.93%
   2000
     Top Tradition.................            3,737           $  8.901738      $    33,270      1.10%       -28.86%
     Top Plus......................            1,575           $  8.922265      $    14,056      0.90%       -28.71%
   1999
     Top Tradition.................              186           $ 12.512192      $     2,329      1.10%        25.12%      11/1/99
     Top Plus......................              157           $ 12.516246      $     1,970      0.90%        25.16%      11/1/99
   LAZARD RETIREMENT SMALL CAP
     SUBACCOUNT
   2001
     Top Tradition.................           34,423           $ 14.804778      $   509,627      1.10%        17.33%
     Top Plus......................           15,301           $ 14.868406      $   227,508      0.90%        17.57%
   2000
     Top Tradition.................           11,265           $ 12.617728      $   142,140      1.10%        19.74%
     Top Plus......................            2,010           $ 12.646744      $    25,421      0.90%        19.97%
   1999
     Top Tradition.................              698           $ 10.538021      $     7,358      1.10%         5.38%      11/1/99
   PBHG TECH & COMM SUBACCOUNT
   2001
     Top Tradition.................           42,435           $  2.520168      $   106,942      1.10%       -52.84%
     Top Plus......................           30,905           $  2.528557      $    78,145      0.90%       -52.75%
   2000
     Top Tradition.................           60,363           $  5.343997      $   322,580      1.10%       -46.56%       5/1/00
     Top Plus......................           26,798           $  5.351043      $   143,399      0.90%       -46.49%       5/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   FIDELITY VIP SERVICE CL 2
     MID-CAP III SUBACCOUNT
   2001
     Top Tradition.................           52,867           $ 10.657617      $   563,440      1.10%        -4.57%
     Top Plus......................           16,420           $ 10.692863      $   175,575      0.90%        -4.38%
   2000
     Top Tradition.................           21,875           $ 11.168117      $   244,305      1.10%        11.68%       5/1/00
     Top Plus......................            5,968           $ 11.182762      $    66,741      0.90%        11.83%       5/1/00
   FIDELITY VIP SERVICE CL 2 CONTRA
     II SUBACCOUNT
   2001
     Top Tradition.................           11,459           $  8.002343      $    91,698      1.10%       -13.43%
     Top Plus......................            1,149           $  8.028835      $     9,225      0.90%       -13.25%
   2000
     Top Tradition.................            8,703           $  9.243470      $    80,450      1.10%        -7.57%       5/1/00
     Top Plus......................              146           $  9.255605      $     1,351      0.90%        -7.44%       5/1/00
   FIDELITY VIP SERVICE CL 2 GROWTH
     SUBACCOUNT
   2001
     Top Tradition.................           44,546           $  6.881110      $   306,524      1.10%       -18.77%
     Top Plus......................           10,268           $  6.903910      $    70,886      0.90%       -18.60%
   2000
     Top Tradition.................           23,135           $  8.470720      $   195,973      1.10%       -15.29%       5/1/00
     Top Plus......................            5,604           $  8.481848      $    47,533      0.90%       -15.18%       5/1/00
   JANUS ASPEN SERVICE GROWTH
     SUBACCOUNT
   2001
     Top Tradition.................           43,180           $  6.010424      $   259,531      1.10%       -25.72%
     Top Plus......................           17,149           $  6.030349      $   103,418      0.90%       -25.57%
   2000
     Top Tradition.................           24,536           $  8.091770      $   198,541      1.10%       -19.08%       5/1/00
     Top Plus......................           11,968           $  8.102399      $    96,968      0.90%       -18.98%       5/1/00
   JANUS ASPEN SERVICE WORLDWIDE
     GROWTH SUBACCOUNT
   2001
     Top Tradition.................           18,962           $  6.120494      $   116,057      1.10%       -23.46%
     Top Plus......................           13,618           $  6.140770      $    83,625      0.90%       -23.31%
   2000
     Top Tradition.................           16,460           $  7.996944      $   131,629      1.10%       -20.03%       5/1/00
     Top Plus......................           13,512           $  8.007454      $   108,196      0.90%       -19.93%       5/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                             TOTAL
                                     ACCUMULATION UNITS***    VALUE PER UNIT       VALUE       EXPENSES*    RETURN**
                                     ---------------------    --------------    -----------    ---------    --------
   JANUS ASPEN SERVICE BALANCED
     SUBACCOUNT
   2001
     Top Tradition.................           25,268           $  9.160280      $   231,458      1.10%        -5.95%
     Top Plus......................           18,067           $  9.190598      $   166,045      0.90%        -5.76%
   2000
     Top Tradition.................            4,258           $  9.739381      $    41,468      1.10%        -2.61%       5/1/00
     Top Plus......................           10,722           $  9.752162      $   104,561      0.90%        -2.48%       5/1/00
   MFS NEW DISCOVERY SUBACCOUNT
   2001
     Top Plus......................              445           $ 11.557175      $     5,149      0.90%        15.57%      11/1/01
   MFS MID CAP GROWTH SUBACCOUNT
   2001
     Top Tradition.................            1,195           $ 11.103671      $    13,274      1.10%        11.04%      11/1/01
     Top Plus......................              453           $ 11.107272      $     5,028      0.90%        11.07%      11/1/01
   MFS TOTAL RETURN SUBACCOUNT
   2001
     Top Tradition.................              349           $ 10.258711      $     3,583      1.10%         2.59%      11/1/01
     Top Plus......................            2,045           $ 10.262047      $    20,989      0.90%         2.62%      11/1/01

   ------------------

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

   ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

   *** Accumulation units are rounded to the nearest whole number.

(4) RISK AND ADMINISTRATIVE EXPENSE

   At the end of each valuation period ONLIC charges an amount equal to 0.25% on an annual basis of the contract value for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

   Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.30% for mortality and expense risk on an annual basis.

   Both the administrative expense and the mortality and expense risk fees are assessed against each contract through the daily unit value calculation.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5)  CONTRACT CHARGES

   The Company offers deferred variable annuity through the account. The primary distribution for the contracts is through an affiliate; however, other distributors are utilized.

   Combination contracts are annual premium variable annuities. There is no surrender charge.

   Back Load contracts are flexible premium combination annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

   VIA contracts are variable interest annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

   Top I contracts are flexible premium variable annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

   Top Tradition contracts are flexible premium variable annuities. There is a surrender charge equal to 7.75% of payments in the last eight years on the amount surrendered.

   Top Plus contracts are single premium variable annuities. The surrender charge ranges from 6% during the first year to 0% if surrender in the seventh year or later.

   No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.

   Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $35 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Total contract charges for the Account amounted to approximately $78,000 and $85,000 during 2001 and 2000, respectively. These contract charges are assessed each contract by liquidating units.

(6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) NEW ACCOUNTING PRONOUNCEMENTS

   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios and total return. The adoption of the guide had no financial impact on the Account.

OHIO NATIONAL VARIABLE ACCOUNT B
 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
  The Ohio National Life Insurance Company and
Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 15, 2002

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    FORM N-4


                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 15, 2002

      Statement of Assets and Contract Owners' Equity, December 31, 2001

      Statements of Operations for the Two Periods Ended December 31, 2001 and 2000

      Statements of Changes in Contract Owners' Equity for the Two Periods Ended December 31, 2001 and 2000

      Notes to Financial Statements, December 31, 2001

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 1, 2002

      Consolidated Balance Sheets, December 31, 2001 and 2000

      Consolidated Statements of Income for the Years Ended December 31, 2001, 2000 and 1999

      Consolidated Statements of Equity for the Years Ended December 31, 2001, 2000 and 1999

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2001, 2000 and 1999

      Notes to Consolidated Financial Statements, December 31, 2001, 2000
      and 1999


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).

      (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 on April 27, 1998 (File no. 2-91213).

      (4)    Combination Annuity Contract, Form 90-VB-1, was filed as Exhibit
             (4) of the Registrant's Form N-4, post effective Amendment no. 9 on February 27, 1991 (File No. 2-91214).

      (5)(a) Variable Annuity Application, Form V-4890B, was filed as Exhibit
             (5)(a) of the Registrant's Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91214).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account A registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Ohio National Variable Account A registration statement on Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Individual Underwriting
                                   Operations

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems


Roylene M. Broadwell*              Vice President, Sales Compensation




Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B.                        Director
Buyniski Gluckman
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Robert W. Conway*                  Vice President, PGA Marketing Eastern
                                   Division

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Michael J. Ferry*                  Vice President, Information Systems

Jerry A. Grundhofer                Director
601 Second Avenue, Suite 2906
Minneapolis, Minnesota 55402

Diane S. Hagenbuch*                Vice President, Corporate Relations &
                                   Communications


Michael F. Haverkamp*              Senior Vice President and General Counsel


John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western Division


James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support


Eward P. Nolan*                   Vice President, Stable Asset Management


Thomas O. Olson*                  Vice President, Chief Underwriting Officer

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Executive Vice President,
                                  Strategic Initiatives


George B. Pearson, Jr.*           Vice President, PGA Marketing


William C. Price*                 Vice President and Counsel


J. Donald Richardson*             Senior Regional Vice President


Arthur J. Roberts*                Vice President, Controller and Treasurer


D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group

Michael D. Stohler*               Vice President, Mortgages and Real Estate





Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing


Dr. David S. Williams*            Vice President and Medical Director



*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

ONE Fund, Inc.                                               Maryland      (more than) 10%
(registered investment company)

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.        Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of June 27, 2002 the Registrant's contracts were owned by 6,196 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                       Position with ONEQ
      ----                       -----------------------

      David B. O'Maley           Chairman and Director
      John J. Palmer             President & Chief Executive Officer and
                                 Director
      Thomas A. Barefield        Senior Vice President
      Trudy K. Backus            Vice President and Director
      Ronald L. Benedict         Secretary and Director
      Barbara A. Turner          Operations Vice President, Treasurer
                                 and Compliance Officer
      James I. Miller II         Vice President and Director


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.


During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting       Compensation
Discounts and          on Redemption         Brokerage
Commissions           or Annuitization      Commissions   Compensation
-----------           ----------------      -----------   ------------
$1,303,064                 None                 None          None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242


         U.S. Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment no. 21, on April 25, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 17th day of July, 2002.


                              OHIO NATIONAL VARIABLE ACCOUNT B
                                     (Registrant)

                              By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/ John J. Palmer
                                _____________________________________________
                                John J. Palmer, Executive Vice President,
                                              Strategic Initiatives

Attest:


/s/Ronald L. Benedict
____________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 17th day of July, 2002.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/John J. Palmer
                                _______________________________________________
                                John J. Palmer, Executive Vice President,
                                                 Strategic Initiatives

Attest:


/s/Ronald L. Benedict
_________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                             Date
---------                                  -----                             ----
 s/David B. O'Maley                        Chairman, President,              July 17, 2002
--------------------------------           Chief Executive Officer
 David B. O'Maley                          and Director

*s/Jack E. Brown                           Director                          July 17, 2002
--------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                          July 17, 2002
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman           Director                          July 17, 2002
--------------------------------
 Victoria B. Buyniski Gluckman


                                           Director
--------------------------------
George E. Castrucci


*s/Raymond R. Clark                        Director                          July 17, 2002
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director                          July 17, 2002
--------------------------------
 Ronald J. Dolan


                                           Director
--------------------------------
Jerry A. Grundhofer


                                           Director
--------------------------------
 John W. Hayden


*s/James F. Orr                            Director                          July 17, 2002
--------------------------------
 James F. Orr


 s/John J. Palmer                          Director                          July 17, 2002
--------------------------------
 John J. Palmer


 s/D. Gates Smith                          Director                          July 17, 2002
--------------------------------
 D. Gates Smith

By s/ John J. Palmer
-------------------------------

   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                               Page Number in
Exhibit                                                        Sequential
Number           Description                                   Numbering System

                 Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account B:



We consent to use of our reports for Ohio National Variable Account B dated February 15, 2002 and for The Ohio National Life Insurance Company and subsidiaries dated February 1, 2002 included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 31 to File No. 2-91214.







KPMG LLP
Columbus, Ohio
July 17, 2002